Project Durham September 2017	Exception Summary Pool B

Exception Category	Exception Code	Exception Description	#	#	Exception Severity
Collections and Servicing	COLL.02	Contact and communication with borrowers not correctly conducted	2	Exception Category	B	C	D	Information	Total
	COLL.03	No active, timely or effective dialogue with borrowers	2	Collections and Servicing	5				5
	COLL.07	Other servicing issue	1	Payment Performance	143	4			147
Payment Performance	PAY.02	Arrears likely to Increase	4	Risk	312	17	3	221	553
	PAY.03	New arrears >1mth in past 12mths	23	Total	460	21	3	221	705
	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	110
	PAY.05	Account in Credit - Payment Missed/Partial Payments	9
	PAY.06	Account in Credit - 2 consecutive payments missed	1
Risk	RISK.01	Underwriting Issue	10
	RISK.06	Loan maturing in under 5 years not correctly managed	1
	RISK.09	Potential Shortfall	1
	RISK.10	Actual Shortfall	1
	RISK.12	Occupancy Rights	1
	RISK.14	Rental Income not correctly assessed or not within criteria	33
	RISK.16	FAdv Rental Income not correctly assessed or not within criteria	7
	RISK.17	Rental Income not within criteria - UW Discretion applied	195
	RISK.18	F/AD rental income not within criteria - UW Discretion applied	10
	RISK.19	Vulnerability - Severe or long term illness	5
	RISK.20	Vulnerability - Mental health	5
	RISK.21	Vulnerability - Physical health	10
	RISK.25	Vulnerability - Other	4
	RISK.30	BKO / IVA Post-Completion	58
	RISK.33	Project Coup Remediation	18
	RISK.36	Borrower whereabouts unknown	33
	RISK.41	Complaint (not PPI)	8
	RISK.45	Legal Dispute / Insurance Claim	2
	RISK.46	CAI Review LIO Remediation	1
	RISK.50	Other Borrower Risk	3
	RISK.52	Title - Borrowers Names incorrect	3
	RISK.53	Title - Address incorrect	3
	RISK.54	Title - 1st Charge not held	2
	RISK.55	Title - Other Charges	20
	RISK.59	Title - Other Title Issue	2
	RISK.61	Ground Rent Debited	54
	RISK.64	Property Abandoned / Empty	2
	RISK.65	BTL - Borrower in occupancy	30
	RISK.69	2nd Mortgagee legal proceedings commenced	1
	RISK.72	Property is Non Standard Construction / Non Easily Marketable	1
	RISK.73	Adverse Valuer Comments	1
	RISK.76	Let to family members	1
	RISK.79	Other Loan Risk	2
	RISK.89	Other Property Risk	8
	RISK.91	App form incomplete/incorrect	17
Total			705

Project Durham September 2017	Exception Report Pool B

CER	Pool	Collections Grade	Evident Risk Grade	Payment Performance Grade	Exception Category	Exception Code	Exception Description	Exception Comments	Exception Severity
15	36 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
Land Registry search shows equitable charge created by interim charging order in favour of London Borough of Brent dated 19th November 2010 and equitable charge created by interim charging order in favour London Borough of Brent dated 12th January 2012.
B
18	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
19	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
24	36 months PH	A	B	B	Risk	RISK.33	Project Coup Remediation
Letter dated 19th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment date. The account has been reworked and following the account adjustment a refund amount of 78.97 has been credited to the account on 19th July 2017 . No compensation was paid.
B
24	36 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Payments 342.03 due on 1st August 2014, 1st September 2014 and 1st October 2014 missed. Card payment 700 made 30th October 2014. Direct debit payments 342.03 received 28th November 2014 and 31st December 2014 and card payment 326.09 received 22nd December 2014. Payments satisfactory until 1st November 2016 when direct debit 338.30 returned unpaid. Paid on representation 18th November 2016. Payments then satisfactory until 1st May 2017 when payment 338.30 missed. Made up to date 27th June 2016 by 2 card payments totalling 338.30. File implies payment problems arising from general overspend on personal budget.
B
25	36 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Payment 489.99 due 1st February 2015 returned unpaid. Paid by card 6th February 2016. Payment 489.99 due 1st March 2015 returned unpaid. Paid by card 3rd March 2015. Payment 489.99 due 1st April 2015 returned unpaid. Paid by card 13th April 2015. Payment 489.99 due 1st May 2016 returned unpaid. Paid by card 6th May 2015. Payments satisfactory until payment 489.99 due 1st August 2016 returned unpaid. Paid  by direct debit 18th August 2016. Payment 489.99 due 1st December 2016 returned unpaid. Paid by direct debit 20th December 2016. Payments to June 2017 then satisfactory.
B
29	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Card dated 11th January 2007. Rate charged 6.19% for 3 years and rental income 910pm. Gross loan 161171 and payments of 831.37pm, giving coverage of 109.46%. Net loan 160376 and payments of 827.27pm, giving coverage of 110%. Underwriting discretion applied as per checklist on file and used net loan and rental coverage based on this discretion applied 110%.
I
33	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
34	36 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application form on file is signed but not dated.	B
37	36 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit 734.19 returned unpaid 16th June 2016 and paid on representation 28th June 2016. Customer explains that self-employed and received a payment by cheque that took 7 days to clear. Direct debit payment date changed to end of each month. Payments made satisfactorily since then.
B
41	36 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit returned unpaid 16th June 2016. Paid on representation 28th June 2016. Borrower explains that having problems with tenants paying rent and this has led to direct debit being returned. Direct debit re-scheduled for 28th monthly by which time rents will be collected. Payments made satisfactorily to June 2017.
B
41	36 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered with the Scotland Insolvency Service by deed dated 29th January 2013. Latest correspondence dated 27th September 2016 from trustee in bankruptcy requesting lender confirm mortgage balance and whether any arrears.
B
42	36 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
No direct debit 491.95 received 6th July 2016. 2 payments made in June 2016 - by direct debit 6th June 2016 and by card 28th June 2016. Customer had planned to miss a payment and make up previous or following month but after a conversation with the lender was advised that this would be classed as an unauthorised repayment holiday. Payments have been made satisfactorily since then.
B
43	36 months PH	A	C	B	Risk	RISK.41	Complaint (not PPI)	Complaint made 9th June 2017 regarding 40 arrears fee as not aware that direct debit has been cancelled. Resolved by lender.	C
43	36 months PH	A	C	B	Risk	RISK.91	App form incomplete/incorrect	Application form signed but not dated.	B
43	36 months PH	A	C	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Direct debit 1,562.91 missed July 2016 and card payment 800 received 28th July 2016. Direct debit missed August 2016 and card payment 1,200 received 16th August 2016. No payment received in September 2016 and mortgage in arrears 2,688.73. No direct debit received October 2016 (new monthly payment 1,540.87 due) and card payment 800 received 3rd October 2016 and mortgage arrears increased to 3,429.30 and 2 months arrears position reached. Card payment 1,500 received 3rd November 2016 and arrears 3,469.87 with mortgage remaining 2 months arrears. Card payment 1,500 received 2nd December 2016 and card payment 1,540.87 30th December 2016 being monthly payment due. Arrears reduced to 1,969.76 – 1 month. Card payment 1,540.87 received 13th January 2017 and direct debit 1,540.87 received 31st January 2017. Arrears reduced to 429.30. Card payment 429.30 received 3rd February 2017 and direct debit 1,540.87 received 28th February 2017 and arrears cleared. March payment received by direct debit 31st March 2017 but returned unpaid 3rd April 2017. Card payment 1,540.38 made 4th April 2017 and direct debit received 28th April 2017. April direct debit returned unpaid 2nd May 2017. Card payment 1,540.38 made 4th May 2017 but no direct debit received for May payment so mortgage 1 month arrears end May. Card payment 1,540.38 received 6th June 2017 and no direct debit received in month so mortgage remained 1 month in arrears end June 2017. Arrears have continued into July and August 2017 with ATP put in place to clear over 9 months.
B
45	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
46	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
49	36 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
August 2016 not paid, November 2016 not paid, Overpayment in December 2016 reducing the arrears to one month, January 2017 underpaid, February 2017 not paid. All arrears cleared in full March 2017. May Direct Debit was rejected and paid late by card June payment collected. Account is currently up to date.
B
60	12 months PH	A	D	A	Risk	RISK.54	Title - 1st Charge not held
There is no proof of Title Registration on file and the Servicer is unable to provide this. However, they have stated that no Title is held and that the security is Unregistered. System notes do not show any conversations relating to this issue. There are 2 letters on file, 1) SEC01 24th August 2010 and 2) SEC02 31st August 2010 both to the solicitors acting at origination and stating that they have been holding the Deeds since 7th October 2006 and that they need to return the Deeds immediately. There doesn't appear to have been any response from the solicitors or any further chasing by the Servicer. The Lender has advised 15Nov17 that the charge is registered to GMAC who originated the loan, however the assignment to Mortgage Express has not taken place. The Lender has advised that they can prove they have assignment
D
75	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated February 2007. Gross loan 121115 rate 5.94% giving payments of 599.50pm, giving rental coverage of 95.87%. Coverage should be 100% minimum. The rental coverage does not meet criteria.
B
78	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Valuation dated 22nd July 2005 gave a valuation of 44,500 which is the same value as the loan. The application form and the loan offer both state Purchase price of 50,000. Lending has been based on purchase price not the lower valuation figure
B
85	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
90	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Correspondence address for borrower is security address, no authorisation seen.	B
95	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Correspondence on file from solicitors indicating that Borrower was sequestrated on 13th June 2011 and declared bankrupt on 4th July 2011 after action taken against Borrower by Glasgow City Council.  All appropriate letters from lender to solicitors on file. However, at no stage were there any defaults on the mortgage payments.
I
96	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter sent to Borrower 22nd June 2017 stating after a review (under Project Coup) the account was not adjusted correctly following the transfer from GMAC - RFC, the reason given that the Insurance record wasn't ceased correctly.  The Borrowers account was reworked to reflect the correct monthly payment required, adjusting the balance and arrears accordingly (note - Borrower was in credit arrears at this time). Amount of refund was 288.40 plus compensation at 8% simple interest per year totalling 224.06 less 20% income tax on the 8% simple interest, equalling a total refund to the customer of 467.65. File note dated 19th July 2017 is the Project Coup Refund Checklist and letter dated 10th July 2017 to Borrower with cheque enclosed for 467.65 and advising client of new amended balance 82,997.23 and monthly payments of 165.30 with effect from 1st August 2017.
B
97	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter sent to Borrower 22nd June 2017 stating after a review (under Project Coup) it was highlighted that the Borrower was unable to arrange suitable insurance for the property.  Lender arranged a separate policy to ensure appropriate cover in place but later concluded that some or all of the premiums charged were calculated incorrectly.

Borrower was notified that a credit of 195.89 had been applied to the account and would appear on next mortgage statement as Interest Credit.

In recognition of this error the Lender paid the Borrower 82.26 (102.83 less 20.57 tax at 20%). Lender advised Borrower of new amended balance 86,595.92 and new monthly payments of 168.86 with effect from 1st July 2017.
B
101	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
The borrowers were living in privately rented accommodation at origination and re-mortgaged this BTL security. It appears that the borrowers are now residing at the security as their correspondence address is the same and all letters and statements are being sent to this address. There are no details on file as to whether this has been authorised as this has never been queried.
B
104	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Security address and correspondence address for Borrower 1 are the same indicating that Borrower is in occupancy.	B
105	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated May 2007. Gross loan 77603.86 rate 5.69% giving payments of 367.97pm, giving rental coverage of 108.7%. Coverage should be 110% of pay rate or 100% of reversionary rate as a minimum. The rental coverage does not meet either criteria.
B
113	12 months PH	A	B	B	Risk	RISK.76	Let to family members
Borrower stated in application form when applying for the mortgage that the property would be let to family members from July 2003. There is no evidence seen in file to show that the Lender questioned this and ensured any such letting would be on a formalised basis prior to drawdown.
B
113	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths

Consumer cancelled direct debit in September 2016 and provided new bank details. There appears to have been some issues around setting up new direct debit and as a result there were missed payments. All now resolved and since rectification in January 2017, account performance satisfactory and all payments up to date. Payments missed October and November 2016 - Card payment taken 10th November 2016 for October payment, DD collected in December and January 2017 for November and December payment and further card payment taken 13rd January 2017 which regularised the account.
B
114	12 months PH	A	B	B	Risk	RISK.55	Title - Other Charges
Charge dated 21t March 2016 registered 31st March 2016 in favour of Goldhill Finance Limited. There is a restriction on tile in this regard. Restriction on title registered 13th January 2017 in favour of Ecovision Financial Services Limited whose written consent is required for any disposition other than a charge registered prior to the date above.
B
114	12 months PH	A	B	B	Risk	RISK.69	2nd Mortgagee legal proceedings commenced	Possession proceedings have commenced for second charge holders Goldhill Finance as per notes dates 8th December 2016. No further information known.	B
114	12 months PH	A	B	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
September 2016 direct debit returned unpaid over month end at the start of October. Payments made up by bank payment plus over payment by direct debit being represented and paid. December 2016 returned unpaid made up in January 2017. February 2017 Direct debit again unpaid and made by card payment in March and again in March 2017 the direct debit unpaid and payment not made up. Account was in credit during the last 12 months therefore any missed or late payments utilised the credit rather than the account falling into arrears. System states reason for payment issues as ill health no further details known
B
114	12 months PH	A	B	B	Risk	RISK.33	Project Coup Remediation
Letter dated 22nd June 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following the transfer from GMAC-RFC. The insurance premiums arranged by the lender were not calculated correctly. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a refund amount of 85.24 is available, made up of 54.17 (credited to the account) and compensation at 8% simple interest, the amount being 31.07 after the deduction of 20% income tax. Amount credited to account on 22nd June 2017 and the CMS was adjusted to reflect this. Letter sent to the borrower to confirm the information.
B
115	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Payments missed for December 2016 and January 2017. Paid by card 11th January 2017 which brought account up to date. This was a joint mortgage transferred to sole name and it would appear arrears were because of a DD cancellation arising out of split. The incorrect CMS is being paid by borrower resulting in small arrears building up monthly. There is a note in April 2017 where consumer complained however there remains a differential in CMS v what consumer is actually paying. (arrears minimal - 1.60 30th June 2017)
B
116	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower 1 and Borrower 2 Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
124	12 months PH	A	D	A	Risk	RISK.54	Title - 1st Charge not held
There is no proof of Title Registration on file and the Servicer is unable to provide this. However, they have stated that no Title is held and that the security is Unregistered. System notes do not show any conversations relating to this issue. There are no letters or documents on file chasing Deeds or anything relating to the Title. There is a Scottish Mortgage Trust Deed on file between GMAC-RFC Limited and Conduit Trustee Limited, Mont Blanc Receivables Financing Limited and Rheingold No.14(UK) Limited and signed by all parties dated 17th October 2003. The Lender has advised 15Nov17 that the charge is registered to GMAC who originated the loan, however the assignment to Mortgage Express has not taken place. The lender has advised that they can prove they have assignment
D
136	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail received on this account 9th May 2013, 14th February 2014, 13th May 2014, 16th May 2016 and 17th May 2017. No evidence seen of further action taken, however account up to date.	B
137	12 months PH	A	C	A	Risk	RISK.12	Occupancy Rights
Liverpool City Council granted a HMO licence to a Mr EA (not the borrower) from 26th October 2016 to 31st March 2020. It is not clear how the borrower is letting the property and if Mr EA is the tenant and is in fact subletting, whether the tenants would hold any rights of occupation. There is no evidence the lender has disagreed with the granting of the HMO, having been given the opportunity to do so.
C
147	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Late payments made by Bank transfer from July 2016 to November 2016 inclusive when the arrears were cleared in full. Payments from December 2016 to date have all been made by Direct debit and are due on the 1st of every month but are being collected on the 20th of every month.
B
161	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
System note dated 18th November 2014 states borrower is bankrupt and the rent is being collected by the trustees and this is the reason for the arrears. There is no further information on the notes regarding this. Account now up to date.
B
161	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The account has had historic arrears since the end of 2013 at worst being 11 months in arrears and culminating in litigation action being instructed on 6th January 2015. A Hearing was set for 23rd February 2015 but was adjourned as the borrower made a payment towards the arrears and set up an ATP which collected successfully until August 15. The arrears hadn't all been cleared when the arrangement finished but no replacement arrangement was set up. The borrower continued to overpay for a further five months on an informal basis but then reverted back to paying the normal monthly instalment while there was still 2,110.00 of arrears on the account. A payment of 1,000.00 was made on 24th August 2016 to clear some of the arrears and Litigation was recommenced in October 2016 as no other payments towards the arrears had been made. A Hearing Date of the 19th December was set but adjourned as the borrower made a lump sum payment to clear the arrears in full on 1st December 2016. The account has been kept up to date since then. All payments in the last 12 months are due the first day of the month but are being paid on the last day of the month. The Direct Debits due in July 2016 and January 2017 were rejected at the first collection attempt but were collected when represented.
B
170	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 22June2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following the transfer from GMAC-RFC. The insurance record wasn't ceased correctly. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. If after the adjustments there is a credit on the account this can be taken as a refund and the amount of refund available is 478.69 which is made up of an arrears adjustment of 292.80 and compensation at 8% of 232.30 less 20% income tax on the 8% simple interest of 46.47. Refund available 292.80; Compensation 8% 232.36; Total 525.16; Less Tax 46.47; Total available 478.69. Compensation of 185.99 was credited to account on 22June2016 and the CMS was adjusted to reflect this. The letter asked the borrower to confirm if they wanted a refund or a credit to account and a reply has not been recorded on file.
B
176	12 months PH	A	C	A	Risk	RISK.61	Ground Rent Debited
Main Account was debited with Ground Rent 3 March 964.21 and 15 September 2010 568.28 and 16 September 2011 of 3250.51.  There has also been a  Sub account set up on 24 August 2017 in the sum of 5591.22 in respect of unpaid ground rent which is after the period to 30 June 2017 cut off.  No letter is seen on file advising of the fee calculated. Correspondence on file notes that the leaseholders are seriously concerned about Borrowers blatant disregard to the terms of the lease and have provided information showing total service charge and arrears as at 10 July 2017 at 10224.47. Lender had already made payment as above and asked leaseholder to update on amounts outstanding going forward.
B
176	12 months PH	A	C	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail since 15 July 2015. No contact seen on file since that date.	B
178	12 months PH	A	C	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
Overpayment made regularly each month by bank payment.  However, in August 2016  two Bank payments were made taking account further into credit.  Payment date missed in February 2017 but made at the beginning of March 2017 and included in that months payment.  No further issues in past twelve months and account in credit due to overpayments.
B
178	12 months PH	A	C	B	Risk	RISK.41	Complaint (not PPI)
Complaint outstanding.  Borrower has submitted a request to sell part of his land.  Lender is considering but has advised that the monies received from this sale should be placed to the credit of the mortgage account.  Lender sent letters in July 2017 clarifying situation. No sale of land has progressed and solicitors have not been in touch in this regard.
C
180	12 months PH	A	B	B	Risk	RISK.55	Title - Other Charges
Title register shows 5 equitable charges registered since the initial Mortgage Express first charge was registered. All 5 are in favour of the London Borough Of Enfield, no amounts detailed. Dates registered were 15th January 2010, 26th August 2010, 12th February 2013, 6th February 2014 and 2nd September 2014.
B
180	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Account had accrued overpayment of 118.57 at the end of October 2016. Borrower missed payment for November 2016 leaving arrears at 616.69. Overpaid in December to clear arrears. By end of March 2017 account had an accrued overpayment of 872.27.  Borrower missed payment for April 2017 leaving accrued overpayment of 137.01. Borrower has continued to make overpayments and at end June 2017 the accrued overpayment totalled 886.49.
B
182	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
189	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Account went over 2 months in arrears in December 2016 - 583.62. Loan is being paid by Bank Payment by Borrower and not Direct Debit and payments can be erratic. Account is now in credit by 44.36 as at end June 2016. There are numerous case notes between Lender and Borrower regarding payments on his portfolio of properties but payments are being made.  Borrowers reason for late payments is tenants paying late.
B
190	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
196	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated August 2006. Gross loan 99676 rate 5.54% giving payments of 460.17pm, giving rental coverage of 97.78%. Coverage should be 100% minimum. The rental coverage does not meet criteria.
B
198	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Expected payment due on 1 August 2016 775.91. No payment received during August 2016 leaving an arrears balance amounting to 751.38 as at 31 August 2016.
The borrower subsequently made two bank payments ,721.00 on 2 September and 721.00 on 28 September to reduce arrears balance to 39.63 as at 30 September 2016.
On 1 October 2016  payment due amounted to 730.25. The borrower made a card payment on 26 October 2016 amounting to 769.88 which cleared arrears in full as a 31 October 2016. Reasons for late payment is unknown
B
202	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Security address and borrowers correspondence address are the same indicating that they are residing at the BTL property.	B
203	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
205	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
207	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
222	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
There is a charge dated 12th December 2006 and registered on 22nd December 2006 in favour of Commercial First Business Limited. This charge is dated the same day as Mortgage Express charge and was registered on the same day. No evidence/ explanation seen in origination documents as to what/how much this charge is for.
B
223	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower had paid 269.26 on 21st February 2017 which covered the March 2017 payment of 247.83. The payment due on 1st April 2017 was paid on 18th April 2017 which brought the account back up to date with credit of 147.05. Borrower has a history of falling into arrears however regular contact maintained with Borrower over the past 12 months ensuring that when a payment is late it is chased with borrower who does then make the necessary payment within the month it is due. Arrears haven't increased by more than 1 month in past 12 months.
B
229	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
231	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Brokers application form shows two borrowers however lender application form is only signed by borrower 1 and does not show borrower 2 details.	B
231	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower is occupying the BTL property.	B
235	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	Letter received requesting payment of Ground Rent and cost of 414.50 on 6th September 2011.	B
235	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Mail is returned since May 2016. System shows a warning requiring correspondence address as of May 2017.	B
236	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
237	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
245	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
Borrower 2 Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property. No notes on file explaining why Borrower is residing in BTL property.
B
249	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy prior to February 2007 was that the rental coverage required is 125% of monthly payments. Gross loan 58626 rate 6.75% giving payments of 329.77pm, giving rental coverage of 106.13%. Coverage should be 125% minimum. The rental coverage does not meet criteria.
B
253	12 months PH	A	B	B	Risk	RISK.65	BTL - Borrower in occupancy	Field Counsellor has confirmed that the borrower now resides in the property in his report 26th July 2017	B
253	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
On the 1st December 2016 the account had an expected payment of 261.85. No payment received during December 2016 resulting in an arrears balance amounting to 260.09 as at 31st December 2016
On the 1st January 2017 the account had an expected payment of 261.85.The borrower made a card payment of  261.85 on the 10th January 2017 and a further card payment of 261.85 on 24th January 2017 resulting in the account being in credit by 1.76 as at 31st January 2017
On the 1st April 2017 the account had an expected payment of 261.85. The borrower made no payment during April 2017 resulting in an arrears balance of 260.09 as at 30th April 2017
On the 1st May 2017 the account had an expected payment of 261.85. The borrower made a card payment amounting to 261.85 on the 8th May 2017 resulting in an arrears balance of 260.09 as at 30th May 2017
On the 1st June 2017 the account had an expected payment of 261.85. The borrower did not make a payment during the month of June 2017 resulting in an arrears balance of 521.94 as at 30th June 2017. July 2017 paid and August 2017 paid although under the agreed arrangement to pay. No specific reason stated as to why the arrears have occurred. No tenant in property as borrower now residing.
B
256	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 19th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment date. The account has been reworked and following the account adjustment a refund amount of 116.35 has been credited to the account on 19th July 2017 . No compensation was paid.
B
259	12 months PH	A	C	A	Risk	RISK.30	BKO / IVA Post-Completion
The borrower has a recent Individual Voluntary Arrangement registered on 21 August 2017. Due to how recent the registration of the Individual Voluntary Arrangement, an assessment as to the impact this may have on the account cannot be assessed.
C
262	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 19 July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The amount of interest charged to the account was impacted by the payment due date. As the account operates on daily interest the account was impacted as the borrowers changed their payment due date to later in the month. This resulted in the borrowers incurring additional interest which they were not made aware of at the time. To correct this the Servicer has refunded any additional interest that had been charged from the point the payment due date was changed up to 31st July 2017 when the borrowers were made aware of this. A redress of 29.51 was applied to the account balance and the monthly payments were changed from 167.38 to 167.58 with effect from 1st September 2017
B
263	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Card dated 11th January 2007. Rate charged 6.19% for 2 years and rental income 1100pm. Gross loan 194655 and payments of 1004.30pm, giving coverage of 109.56%. Net loan 193860 and payments of 999.99pm, giving coverage of 110%. Underwriting discretion applied as per checklist on file and used net loan and rental coverage based on this discretion applied 110%.
I
271	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated the 19th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The borrower had changed the due date of monthly payments to a later date in the month which resulted in additional interest the borrower had not been made aware of. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a refund amount of 106.45 was credited to the account and the monthly payments adjusted to reflect this. No compensation was paid.
B
271	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
274	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
Borrower Correspondence Address and Security Address are the same.  This indicates that the Borrower may be in residence at the BTL property. There is a Transfer of Equity in progress as of 6th September 2017.
B
276	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
283	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
October 2016 Direct Debit was rejected. November 2016 collected as normal leaving the account 1 month in arrears from October 16. An unpaid DD fee of 6.50 was charged to the account on 11th November 2016 and an arrears fee of 40.00 was charged to the account on 30th November 2016. A card payment was then made on 06Dec16 to clear the arrears. All payments since then have been collected on time by Direct Debit without any further problems.
B
283	12 months PH	A	B	B	Risk	RISK.33	Project Coup Remediation
Letter dated 19th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment date. The account has been reworked and following the account adjustment a refund amount of 44.94 has been credited to the account on 19th July 2017 . No compensation was paid.
B
285	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 20th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment date. The account has been reworked and following the account adjustment a refund amount of 50.75 has been credited to the account on 19th July 2017. No compensation was paid.
B
287	12 months PH	A	B	A	Risk	RISK.79	Other Loan Risk
Correspondence address changed 20th December 2016. However the Lender also amended the address of the security property in error to the new correspondence address. Data amended to show the correct security address (as per the COT, valuation and offer letter) but Lender needs to amend the security address on the system.
B
298	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debit returned unpaid on 28th May 2017, paid by bank card on 23rd June 2017. No other issues in the last 12 months. The loan was repaid in full on the 30th June 2017.	B
299	12 months PH	A	B	A	Risk	RISK.06	Loan maturing in under 5 years not correctly managed
The end of the term of the loan is 2nd June 2018. There is no evidence on the system that the servicer has attempted to contact the borrower with regards to the end of the term either by letter or by phone. There is no evidence that the industry norms of letters being sent 5 years, 3 years and 1 year from the end of term have been sent and no attempt to call the borrower has been noted on the system. The original means of repayment was stated to be the sale of the property on the lenders loan approval form.
B
302	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Card dated 11th January 2007. Rate charged 7.19% for 3 years and rental income 450pm. Gross loan 69999 and payments of 419.41pm, giving coverage of 107.29%. Net loan 68000 and payments of 407.43pm, giving coverage of 110%. Underwriting discretion applied as per checklist and used net loan and rental coverage based on this discretion applied 110%.
I
303	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 19th July 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment date. The account has been reworked and following the account adjustment a refund amount of 1.33 has been credited to the account on 19th July 2017 . No compensation was paid.
B
306	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Card dated 11th January 2007. Rate charged 7.19% for 3 years and rental income 475pm. Gross loan 73999 and payments of 443.38pm, giving coverage of 107.13%. Net loan 72000 and payments of 431.40pm, giving coverage of 110%. Underwriting discretion applied and used net loan and rental coverage based on this discretion applied 110%.
I
307	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 19th July 2017 sent to Borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following a change of payment due date. The account has been reworked and following the account adjustment a refund amount of 15.92 has been credited to the account on 19th July 2017 . No compensation was paid.
B
308	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Card dated 11th January 2007. Rate charged 6.99% for 3 years and rental income 485pm. Gross loan 77584 and payments of 451.93pm, giving coverage of 107.32%. Net loan 75692 and payments of 440.90pm, giving coverage of 110%. Underwriting discretion applied and used net loan and rental coverage based on this discretion applied 110%.
I
313	12 months PH	A	B	A	Risk	RISK.52	Title - Borrowers Names incorrect
Borrower 2 is not registered on the title - the property is held in the sole name of Borrower 1. Borrower 2s Solicitors wrote to Lender by email 19th December 2016 and consent was issued 21st December 2016 however the property remains in the sole name of Borrower 1
B
325	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
326	12 months PH	A	C	A	Risk	RISK.41	Complaint (not PPI)	Complaint closed 17 February 2017 Rejected as per legal not obliged to provide information to customer under DSAR and confirmation of mortgage securitisation.	C
327	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
330	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
331	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated March 2007. Gross loan 196995 rate 5.74% giving payments of 942.29pm, giving rental coverage of 91.26%. Coverage should be 100% minimum. The rental coverage does not meet criteria.
B
334	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail from August 2015. Lender sent a letter to the occupier requesting a borrowers contact address or phone and a copy of the Tenancy Agreement.	B
336	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
340	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
341	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
343	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	DDM for 28th November 2016 was recalled 1st December 2016 and paid by card on same day. No other payment issues.	B
345	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
350	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
DDM for 28th June 2016 recalled unpaid and cleared 15th July 2016. DDM for 29th July 2016 recalled unpaid and a card payment was made on 8th August 2016. DDM for 29th December 2016 was recalled unpaid and cleared 19th January 2017. DDM for 29th May 2017 was recalled unpaid and cleared 20th June 2017. Only returned DDM fees of 6.50 were charged on each occasion. No other payment issues.
B
350	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
351	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Borrower 1 - Notice of bankruptcy received dated 19th July 2011. Arrears occurred from November 2012 to April 2016 typically up to 2 months in arrears, no issues since April 2016.	B
353	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
355	12 months PH	A	B	A	Risk	RISK.52	Title - Borrowers Names incorrect
The original loan and Certificate of Title were in joint names, the original borrower 1 died in 2008. Subsequent   and correspondence as recently as the 6th September 2017 from the servicer is addressed to the surviving borrower consistent with the name in the records.
However the Land Registry Title Document shows the owner with a different surname, the first two names are unusual enough to indicate it is one and the same person but evidence of any subsequent change of name has not been seen.
B
356	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Payments were missed in July and August 2016. The correcting card payment in  September led to payments appearing to be one month ahead of schedule.
Direct debit payments are now being received on the last day of the month, 1 day ahead of the expected payment date.
B
357	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
359	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated March 2007. Gross loan 235745 rate 5.59% giving payments of 1098.18pm, giving rental coverage of 77.40%. Coverage should be 100% minimum. The rental coverage does not meet criteria.
B
360	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Correspondence is being returned, account has a warning for this reason since 07th May 2014. No further action taken, however account up to date.	B
364	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
370	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
373	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Valuation on file address shows Flat 3.05 Northern Angel Simpson Street  Manchester M4 4BQ  Security property is 64 15 Dyche Street Manchester M4 4BU.  New offer has been issued for security in the Dyche Street property in the same amount.  There is no notes on file to show that the property on completion has changed as above.  Details on data reflect valuation report on file.
B
374	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit recalled in August December 2016 and June 2017 and paid by card and included in following months payments. Account up to date at end of 12 months with no further issues. Notes on file indicate that payments missed due to an oversight.
B
375	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Missed payment in May 2016 as Borrower was away. Made double payment in August 2016 to clear arrears. No issue since.	B
375	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
380	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
381	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
382	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Mail returned 22th August 2016 and 10th May 2017. Account flagged to say new correspondence address is required but no further action has been taken. Account up to date.	B
382	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
383	12 months PH	A	B	A	Risk	RISK.53	Title - Address incorrect
Property address on application form, valuation, mortgage offer, COT and system is shown as 348 Carrington Point, Hucknall Road, Nottingham. NG5 1QZ but the Title deeds show the address as Flat 26, Binding House, Binding Close Nottingham. The property is a New Build and the address may have changed but there are no notes on the system or documentation in the file to confirm the address change.
B
383	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
385	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
386	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
387	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
Mail has been returned from the correspondence address of Borrower 1 on a regular basis since March 2015. The account has been flagged to obtain a new correspondence address but no further action has been taken as the account is a Buy to Let and is up to date. Latest returned mail 09th May 2017.
B
396	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion	Individual Voluntary Arrangement registered against borrower 2. 10 April 2011	I
398	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	The application form is unsigned by both borrowers	B
399	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	The application form is unsigned by both borrowers	B
403	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	From the Title Deed there is a charge applied registered 16th March 2009 for a notice of repairs grant of 3308.14 by Aberdeen City Council.	B
408	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Mortgage Offer letter dated 13 July 2007 states that both the purchase price and valuation of property is 125000. However the valuation dated 20th June 2007 states valuation as 130000. The loan to value amount has been adjusted to reflected the lower figure of 125000 as the valuation amount.
B
408	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
From the Land Registry Title dated 13 April 2006 there is a notice of repairs grant of 6292.72 by Angus Council to Marjorie De Costa, 20 High Street, Edzell, Brechin in respects of the subjects in this Title, containing conditions to be observed for 5 years from 13 April 2006 recorded G.R.S (Angus) 24 April 2006.
B
409	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 22nd June 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following the transfer from GMAC-RFC. The insurance record was not ceased correctly. The account has been reworked and a redress of 0.00 has been applied to the outstanding balance of the account and the monthly payments have been reset to reflect this. Refund available is 6362.34 plus compensation at 8% simple interest per year less 20% income tax giving a total refund of 8313.02. A credit of 6362.34 was credited to the account on 22nd June 2017.
B
410	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	I Connect Case. No signed application seen in file.	B
410	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
411	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	I Connect case. No signed application seen in file.	B
412	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail received 10th May 2017, flag has been added to account and a comment stating no further action required. Account up to date.	B
413	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
414	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	I Connect case. No signed application seen in file.	B
426	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
428	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
429	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
430	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	No customer application declaration on file-referred 6th September 2017	B
430	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
Land Registry Title charge dated 1 October 2013 Unilateral notice in respect of the manorial rights of the Lord of the Manor of West Derby saved to the Lord of that Manor on the enfranchisement of the property of the Manor. Charge dated 1 October 2013 Beneficiary Morion 1 Limited (co. Regn. No. 07720440) (as nominees for the Marquess od Salisbury Estates) of the Estate Office, 4 High Street, Cramborne Wimborne, Dorset BH21 5PJ and of care of Dickinson Dees LLP,  One Trinity, Broad Chare, Newcastle upon Tyne NE1 2HF (Ref:SRK/DJT/SAL/80/2/West Derby)
B
434	12 months PH	A	A	C	Payment Performance	PAY.02	Arrears likely to Increase
Borrower 1 contacted lender on 2nd August and then again on 17th August 2017 advising marital breakdown and Borrower 2 withholding all payments on 7 rental properties and has cancelled direct debits.  Borrower 1 has paid August payment by card. Borrower 1 applying for Court Order for Borrower 2 to release funds as all properties have paying tenants.  Possibility that arrears may increase in short term until Court Order completed.  Currently payments as at todays date are being paid. No potential shortfall likely
C
435	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower 2 Correspondence Address and Security Address are the same. This indicates that Borrower 2 may be in residence at the BTL property.	B
435	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
437	12 months PH	A	B	B	Risk	RISK.65	BTL - Borrower in occupancy
System note dated 31st October 2013 states borrower living at the property while another property he owns is sold. Once this has gone through he will move out of the property and re-let it. no evidence seen since then that this has happened and the correspondence address is still showing as the security address.
B
437	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
01st October 2016 DD rejected paid late by card 30 October 16, 01st November 2016 DD rejected paid late when DD represented 18th November 2016, 01st December 2016 DD rejected paid late by card 09th December 2016, 01st May 2017 DD rejected paid late by card 18th May17, 01st June 2017 DD rejected paid late by card 13th June 2017. Payments are continuing to be made each month by card but always after the due date.
B
439	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
444	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit 479.14 for July 2016 returned unpaid 28th July 2016. Paid by card 5th August 2016. Direct debit 470.81 for June 2017 returned unpaid 28th June 2017. Paid by card 6th July 2017. Reasons for payment problem not specified on file. A previous problem in March 2016 was due tenants not paying rent.
B
447	12 months PH	A	B	A	Risk	RISK.53	Title - Address incorrect
Property Register shows address as Flat 12, Bramford Place, 464 Road, Ipswich IP1 5BA whereas the Servicers system has the address as Flat 9, Bramford Place, 464 Road, Ipswich IP1 5BA . The COT, Valuation and origination correspondence all relate to Plot9, so either this has been input as Flat 9 on system in error or the wrong security is being held.
B
450	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
Erratic payment profile with over payments and partial payments. Borrower pays weekly and a total of 2930 was due in the 12 month review period. The borrower actually paid 3215 which was 285 more than the sum due. The account is not flexible and was 451 in credit at 30th June 2017. Underpayments made in August 2016 and June2017 with the credit on the account being utilised
B
454	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application form has been signed by both borrowers but remains undated	B
456	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy dated August 2007. Gross loan 103862 rate 5.89% giving payments of 510.28pm, giving rental coverage of 89.25%. Coverage should be 100% minimum. The rental coverage does not meet criteria.
B
459	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
System note dated 24th July 2017 Borrower living in the property. Letter sent 28th July 2017 advising the borrower is in breach of the mortgage terms and conditions but no further action has been taken.
B
461	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
463	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
464	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
466	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower is in occupancy of the BTL property.	B
472	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application form neither signed nor dated.	B
474	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
477	12 months PH	A	C	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	January 2017 payment missed and caught up in February 2017. Slight underpayment in March which was caught up in May. Account maintained up to date since then.	B
477	12 months PH	A	C	B	Risk	RISK.30	BKO / IVA Post-Completion	Bankruptcy notice received 27th September 2016. Acknowledgement letter for bankruptcy charge sent 16th February 2017 to KPMG. Bankruptcy charge is registered on the Land Registry search.	C
478	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
On the 1 June 2016 the account had an expected payment of 401.71. No payment received during June  2016 resulting in an arrears balance amounting to 295.13 as at 30 June 2016.On the 1 July 2016 the account had an expected payment of 400.22. The borrower made a Bank payment amounting to 400.22 on 5 July 2016 and an additional bank payment of 400.22 on 12 July placing the account in credit by 105.09 as at 31 July 2016.
B
479	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	July 2016 payment missed and paid late by card on 01st August 2016. May17 DD rejected and collected when re presented. No other payment issues.	B
480	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application on file but not signed and dated declaration on file-referred 7th September 2017. Checked Ian Quayle 8th September 2017	B
481	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria	Lending Policy dated August 2007. Gross loan 164195 rate 6.09% giving payments of 833.32pm, giving rental coverage of 78%. Coverage should be 100% minimum. The rental coverage does not meet criteria.	B
483	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Iconnect case - Pre populated Application form on file which does not contain signature of the borrowers -Checked with system 7 September 2017	B
490	12 months PH	A	B	A	Risk	RISK.52	Title - Borrowers Names incorrect
The HMLR search provided dated 21st August 2017, shows joint beneficial owners as the current sole borrower and her late husband who died on 14th March 2009. His name has been removed from the mortgage but not from the Land Registry. Not indicated on the search whether they are joint tenants or tenants in common. If tenants in common the rights of ownership may not pass automatically to the current sole borrower.
B
491	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Online and handwritten application on file only. Signed and dated copy not on system.	B
493	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
DDMs for June and July 2017 were recalled unpaid and arrears brought under 1 month in August 2017. Missed payment for October 2016 as DDM was recalled unpaid and account remained 1 month in arrears until it was brought up to date in March 2017. No further issues.
B
494	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Daily interest charged to the account was impacted due to the borrower changing the payment date to later in the month. This resulted in additional interest being charged which the borrower was not made aware of at the time. Interest of 43.78 was refunded from the point of over interest being charged up until the 31st July 2017 when the borrower was made aware by letter dated 19th July 2017. This was credited to the account on the 19th July 2017 and the contractual monthly payment amended from 243.04 per month to 238.88 per month.
B
541	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Sub account 2 has not been serviced from February 2016 to 30 November 2016. Arrears on sub account 2 were cleared in full by way of additional bank payment on 23 December 2016 amounting to 44.46.Sub account 1 continued to perform in line with expected monthly payment being made by way of direct debit
B
541	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 17 October 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. No annual fee has been charged to the main account
B
543	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application form signed but not dated	B
543	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account was set up on 1st July 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of the lenders standard variable rate on the outstanding balance is charged each year on this sub account as long it remains live.
B
547	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The sub account was set up on 27th June 2013 in respect of unpaid ground rent. The amount of 875.09. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.50 on 8th December 2014, 26.40 0n 26th August 2015 and 26.51 on 13 July 2016.
B
547	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.
I
557	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account was set up on 14th November 2013 in respect of unpaid ground rent 6,017.58. This was debited to the mortgage account however unable to find original letter advising borrower. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live as per letter see on file. This fee has not been charged to the main account on 14th December 2014. Lender made a mistake and advised borrower they will not seek to recover this undercharged fee from him however the annual fee will charge on the anniversary date from December 2016 until the remaining balance is cleared.
B
557	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	As per letter seen on file from 7th October 2013, a meeting of creditors was held on 4th October 2013 to consider the borrowers proposals for an Individual Voluntary Arrangement however were rejected.	B
563	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Equitable Charge created by an interim charging order of the West London County Court dated 15th September 2011 in favour of One Two Three Send Limited.	B
563	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
Borrower is in contact however correspondence address is the same as the BTL address and it is not known if he is residing at this address. Lender is aware of this but it is not clear what specific action has been taken to obtain the borrowers home address if different. Borrower has stated in calls that he works overseas which was why there have been arrears historically, although no arrears noted in the last 12 months.
B
563	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account set up on 14th March 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is supposed to be charged each year on this sub account as long it remains live. This fee has not been charged to the main account to date.
B
565	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account was set up on 20 March 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5% per cent above the Bank of England base rate on the outstanding balance is to be charged each year on this sub account as long it remains live. This fee has not been charged to the main account to date
B
565	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 15August2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following payment of ground rent on borrowers behalf. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a redress adjustment of 344.26 was made to the account 15August2017 and the CMS was adjusted to reflect this. Letter sent to the borrower to confirm the information.
B
567	12 months PH	A	B	B	Risk	RISK.33	Project Coup Remediation
Letter dated 15th August 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following payment of ground rent on borrowers behalf. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a redress adjustment of 46.35 was made to the account 15August2017 and the CMS was adjusted to reflect this. Letter sent to the borrower to confirm the information.
B
567	12 months PH	A	B	B	Risk	RISK.53	Title - Address incorrect	Property in COT and Valuation is described as Unit 1, 15 Salts Mill Road, Shipley BD17 7EF. Property at LR is described Apartment 105 VML, Salts Mill Road, Shipley BD17 7EF	B
567	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
1st August 2016 payment of 524.05 missed. 1st September 2016 payment of 495.02 met on 8th September 2016 by card payment and a further 495.02 collected by DD on 30th September 2016. Small shortfall after the 1st October 2016 payment taken which was paid by card on 25th October 2016. Payments after this date were met. Arrears have not increased by more than 1 month in the past 12 months.
B
569	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 14 May 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This annual fee has not been charged to the main account
B
571	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	This sub account was set up on the 14th February 2013 in respect of unpaid ground rent. 125.00 was debited to the mortgage account and the borrower advised.	B
579	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter sent to borrower on 19th July 2017 states a historical issue identified having an impact on borrowers account due to borrower having changed the due date to later in the month. Additional interest charged refunded and monthly payments reset to reflect this. According to the system the total refund amounted to 10.06.
B
582	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account 1 was set up on 08th February 2013 in respect of unpaid ground rent totalling 4214,57. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 3.12 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 30 GBP on 01th March 2013.
Sub account 2 was set up on 08th March 2013 in respect of unpaid ground rent totalling 470.00. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 3.12 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 30 GBP on 01st April 2013.
B
582	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Several DD recalls within the last 12 months. Arrears cleared in January 2017.	B
589	12 months PH	A	B	A	Risk	RISK.33	Project Coup Remediation
Letter dated 15th August 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly when processing a ground rent payment on behalf of the customer. The account has been reworked and following the account adjustment a refund amount of 37.03 has been credited to the account on 15th August 2017. The monthly payment has also been reset and adjusted from 280.05pm to 277.62pm. No compensation was paid.
B
589	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 16th August 2013 in respect of unpaid ground rent in the sum of 1493.15. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 34.20 on 8th September 2016. Sub account 3 was set up on 2nd September 2014 in respect of unpaid ground rent in the sum of 1994.72. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 54.95 on 17th October 2016. Sub account 4 was set up on 10th November 2014 in respect of unpaid ground rent in the sum of 1995.11. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 54.92 on 14th December 2016.
B
593	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account 2 was set up on 27th June 2013 in respect of unpaid ground rent in the sum of 2351.17. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 3 was set up on 1st April 2014 in respect of unpaid ground rent in the sum of 845.37. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 4 was set up on 7th October 2014 in respect of unpaid ground rent in the sum of 1901.56. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 5 was set up on 16th January 2015 in respect of unpaid ground rent in the sum of 676.01. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 6 was set up on 17th September 2015 in respect of unpaid ground rent in the sum of 2594.98. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 7 was set up on 26th July 2016 in respect of unpaid ground rent in the sum of 1784.08. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 8 was set up on 7th November 2016 in respect of unpaid ground rent in the sum of 7031.08. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
B
601	36 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Note on system dated 16th April 2010 states that a bankruptcy order was made 3rd December 2009 and that an application had been made for an annulment. Note on system dated 29th July 2010 stating that RSM Tenon have been appointed IVA supervisors and that a meeting of creditors was being arranged. Note on system dated 16th August 2010 states that Newman and Partners of Harrow have been appointed as Trustees in Bankruptcy. Note on system dated 04th April 2012 states that IVA Supervisor has confirmed that the IVA has been successfully concluded. System note dated 12th June 2015 suggests that borrower did have his bankruptcy annulled. The file shows considerable work has been undertaken with the borrower to reduce his overall portfolio borrowing. During the 2010-2012 period arrears were a feature but they were cleared by March 2012 and payments have been satisfactorily maintained since then.
I
602	36 months PH	A	B	A	Risk	RISK.89	Other Property Risk
System note dated 5th January 2017 states that property inspections have highlighted the need for works to be carried out to properties in the portfolio to ensure the condition meets the lenders mortgage requirements. The property in this record was not specifically mentioned but there appears to be a general concern around asset condition. A meeting was scheduled with borrower on 28th March 2017 to fully review the portfolio and total borrowing. No update on file regarding this meeting.
B
602	36 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Land registry search shows subsequent charge registered 15th April 2013 being a Unilateral Notice of a Final Charging Order.	B
608	36 months PH	A	B	B	Risk	RISK.19	Vulnerability - Severe or long term illness	Borrower has a brain tumour and due to the strong medication he is on cannot always discuss his account. Medical evidence of the tumour has been submitted. Account flagged 12th September 2016.	B
608	36 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower is paying by bank payment. August 2016 payment 70p short and January 2017 payment made late in the first week of February 2017. Since then all payments have been made with no further issues and the account is now in credit.
B
608	36 months PH	A	B	B	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
614	36 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Borrower bankrupt 18th October 2012, however has honoured the mortgage payments.	B
615	36 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated January 2005. Net loan 237K rate 1.01% for 19 years and payments of 1,035pm, giving rental coverage of 117%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
621	36 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated 17 January 2005. Net loan 110991 rate 4.99% and payments of 461.54 pm, giving rental coverage of 119.17%. Coverage should be 130% minimum. Underwriting discretion applied of 50 pounds and rental coverage based on this discretion applied is 129.99%
B
622	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 5 years and rental income 1000pm. Gross loan 233485 and payments of 970.91pm, giving coverage of 103%. Net loan 230000 and payments of 956.41pm, giving coverage of 105%. Underwriting discretion applied of additional 50 pounds making rental income of 1050 and based on net loan rental coverage based on this discretion applied 110%
I
625	36 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
IVA approved for both borrowers on 13th March 2015 following a meeting with the creditors. IVA to run for 60 months with payments of 1790 per month. IVA entered into as the borrowers were struggling financially due to the property market collapse. Borrower 1 owed a large amount for VAT liability  and a statutory demand was served. Payments being made to IVA with latest annual review dated 13 March 2017 showing all contributions up to date. Loan account has not been affected and all payments being made.
B
631	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.29% for 2 years and rental income 8,100 pm. Gross loan 124,979 and payments of 550.95 pm, giving coverage of 122%. Net loan 122,495 and payments of 540 pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount.
I
635	36 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
CMI July 2014 to August 2016 365.29, September 2016 to April 2016 325.35 and May 2016 to June 2016 324.73. Payments for 2014. July direct debit rejected and no payment made. Direct debit stopped. August no payment made. September 730.58 paid. October 365.29 paid. November 365.29. December 365.29 paid. Payments for 2015. January 365.29 paid. February no payment 2 months in arrears. March 365.29. April No payment made 3 months in arrears. May 730.58 paid. June 100 paid. July 265 paid. August 200 paid. September 730.58 paid. October 365.58 paid. November No payment made and 3 months in arrears. December 365.29 paid. Payments for 2016. January 365.29 paid. February 500 paid. March 1491.74 and arrears cleared. April 100 paid. May 275.29 paid. June 445.29. July 355.29 paid. August 335.29 paid. September 50 paid. October 915.99. November 350.35 paid by direct debit. Direct debit set back up. December 350.35. Payments for 2017. January 350.35 paid. February 350.35 paid. March 350.35 paid April 350.35 paid. May 249.73 paid and June 499.46 paid. At cut off point the accounts was in credit by 349.73. System note dated 12th November 2014 confirms that the arrears were due to the borrower being ill, vacant properties and  for this property being wrecked by previous tenants and requiring extensive repairs.
B
636	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.74% for 2 years and rental income 875pm. Gross loan 146122 and payments of 698.95 pm, giving coverage of 125%. Net loan 145000 and payments of 693.58pm, giving coverage of 126%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 132%.
I
639	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.94% for 2 years and rental income 9,600 pm. Gross loan 156,860 and payments of 645.74 pm, giving coverage of 124%. Net loan 153,000 and payments of 629.85 pm, giving coverage of 127%. Underwriting discretion applied using the net loan amount.
I
640	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17th January 2005. Rate charged 5.19% and rental income 650pm. Gross loan 121975 and payments of 527.54 pm, giving coverage of 123%. Net loan 119000 and payments of 514.67pm, giving coverage of 126%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 132%.
I
643	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 550pm. Gross loan 101270 and interest only payments of 450.65pm, giving coverage of 122%. Net loan 98800 and payments of 439.66pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income for rental coverage. Based on this discretion applied 133%.
I
644	36 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.
B
646	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21st May 2007. Rate charged 5.39% (2 year fixed rate) and rental income 600pm. Gross loan 121,975 and payments of 548pm, giving coverage of 109%. Net loan 119,000 and payments of 534pm, giving coverage of 112%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 112% (within policy as Borrower is an experienced landlord)
I
647	36 months PH	A	C	B	Risk	RISK.41	Complaint (not PPI)	Borrower made a complaint on 2nd May 2017 in relation to application of fees to the account. Resolved and flag removed 2nd June 2017.	C
647	36 months PH	A	C	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Missed payment in August 2016 but made a double payment in September 2016 to clear arrears. Account operated in order until January 2017. Each month between January 2017 and April 2017 the direct debits for payment were rejected and Borrower made late payments to the account by card payment. Missed payment in May 2017 and then paid June repayment late by card. Arrears of 1 month at present due to missed payment in May. Reason the Borrower is struggling with repayments since January 2017 is reduced income from employment
B
648	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 480pm. Gross loan 86,253 and payments of 387pm, giving coverage of 124%. Net loan 84,150 and payments of 378pm, giving coverage of 127%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 127% (within policy)
I
649	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 6.09% (2 year fixed rate) and rental income 695pm. Gross loan 112,294 and payments of 570pm, giving coverage of 122%. Net loan 109,556 and payments of 556pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
650	36 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 20076. Rate charged 6.49% for 2 years and rental income 450pm. Gross loan 77,531 and payments of 419.31pm, giving coverage of 107.31%. Net loan 75,640 and payments of 409.08pm, giving coverage of 110%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 110%. This is acceptable in this instance as the product chosen and shown on the offer is described as BTL 110% Rent 0.26% discount for 2 years.
I
653	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.59% and rental income 850pm. Gross loan 152,951 and payments of 712pm, giving coverage of 119.4%. Net loan 152,522 and payments 710pm giving coverage 119.7. Underwriting discretion applied using 50pm additional rental income and rental coverage based on this discretion applied is 126.4%.
I
655	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debits due in August 2016, November 2016, December 2016, January 2017, February 2017, March 2017, May 2017 and June 2017 were all returned unpaid and then paid by card - usually within 7/10 days and within the month so that arrears did not occur. Note on system states that borrower collects rent in cash and sometimes does not have time to pay in to the bank.
B
656	12 months PH	A	B	B	Risk	RISK.55	Title - Other Charges	Land registry search shows a second charge registered against the property on 9th August 2007 by Barclays Bank.	B
656	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debit 514.20 returned unpaid 4th April 2017 and then paid 12th April 2017. May and June 2017 payments made satisfactorily. No notes on system to explain late payment in April.	B
657	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower has been maintaining the monthly payments in the last 12 months and has made additional small monthly payments (not under a recorded ATP) of 30 in December 2016, 25 in January 2017, 25 in February 2017 and 25 in March 2017 by bank payment. These payments have reduced the arrears but there has been no further payment since March 2017 and the lender has been attempting contact to clarify borrowers intentions.
B
657	12 months PH	A	B	B	Risk	RISK.55	Title - Other Charges	System shows that a subsequent charge has been registered. Land search shows that a charge registered 03rd July 2008 by Blemain Finance Limited.	B
659	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy Pre January 2005. Rate charged 5.24% for 3 years and rental income 450pm. Gross loan 87424 and payments of 381.75pm, giving coverage of 117.9%. Net loan 86940 and payments of 379.63pm, giving coverage of 118.5%. Underwriting discretion applied of 50 pm additional rental income and rental coverage based on this discretion applied 131.7%.
I
660	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.
B
661	12 months PH	A	B	A	Risk	RISK.89	Other Property Risk
System note dated 5th January 2017 states that property inspections have highlighted the need for works to be carried out to properties in the portfolio to ensure the condition meets the lenders mortgage requirements. The property in this record was not specifically mentioned but there appears to be a general concern around asset condition. A meeting was scheduled with borrower on 28th March 2017 to fully review the portfolio and total borrowing. No update on file regarding this meeting.
B
662	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	File note dated 16th April 2012 shows that borrower 1 subject to a bankruptcy order dated 20th March 2012. No subsequent note seen to confirm whether or not discharged.	B
662	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application form not signed or dated.	B
663	12 months PH	A	B	B	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 4.99% for 5 years and rental income 375pm. Gross loan 76,603 and payments of 318.11pm, giving coverage of 117.9%. Net loan 76,208 and payments of 318.11pm, giving coverage of 117.8%. Underwriting discretion applied to increase rental income by 50pm to 425 and rental coverage based on this discretion applied 133.6%.
I
663	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debit returned unpaid for September 2016 and October 2016, subsequently made up to date.	B
663	12 months PH	A	B	B	Risk	RISK.50	Other Borrower Risk
System notes dated 19th May 2016 state that the company had been dissolved by 2015. This triggered the issue of formal demand on the company and the guarantors on 19th May 2016. A number of attempts were made to appoint an LPA Receiver but the legal advice taken was that this was not appropriate because the loans were up to date and the properties in good condition. The status of the company was not deemed to be a breach that could lead to the appointment of an LPA Receiver. System note dated 29th June 2016 states that the directors have been advised that to reinstate the company may take 9 months and cost 6000. System note dated 26th September 2016 confirms that the directors are commencing the process to reinstate the company. No further update on company status since that date.
B
665	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy pre January 2005 dated 1996. Rate charged 5.2% for 3 years and rental income 600pm. Gross loan 112372 and payments of 486.95pm, giving coverage of 123.2%. Net loan 111,888 and payments of 484.85pm, giving coverage of 123.7%. Underwriting discretion applied using additional 50 pm rental income and rental coverage based on this discretion applied 134.1%.
I
667	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.49% for 1 year and rental income 595pm. Gross loan 34852 and payments of 493.87pm, giving coverage of 120.5%. Net loan 34,437.00 and payments of 492.00pm, giving coverage of 120.9%. Underwriting discretion applied using additional rental income 50 pm and rental coverage based on this discretion applied 130.6%
I
668	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy pre January 2005 dated 1996. Rate charged 4.74% for 7 years and rental income 300pm. Gross loan 61,043 and payments of 241.12pm, giving coverage of 124.4%. Net loan 60,350 and payments of 238.38pm, giving coverage of 125.8%. Underwriting discretion applied using furnished rental 325pm and rental coverage based on this discretion applied 134.8%.
I
670	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy pre January 2005 dated 1996. Rate charged 5.79%% for 5 years and rental income 475pm. Gross loan 76,984 and payments of 371.45pm, giving coverage of 127.9%. Net loan 76,500 and payments of 369.11pm, giving coverage of 128.7%. Underwriting discretion applied using additional rental income 50pm and rental coverage based on this discretion applied is 141.3%.
I
678	12 months PH	A	B	A	Risk	RISK.72	Property is Non Standard Construction / Non Easily Marketable
Valuation dated 16th June 2004 states that property is a non traditional concrete construction. Lender has annotated valuation to confirm the property is acceptable as no cracking in evidence and built post 1950s.
B
681	12 months PH	A	B	B	Risk	RISK.65	BTL - Borrower in occupancy
Lender file note dated 14th July 2015 states that borrower living in BTL property. A Field Agent was instructed and visited the property 8th February 2017. They spoke to the occupier who stated that the rent was 785pm but was reluctant to provide any further information about who they were, therefore this could potentially still be the borrower residing. The property was not for sale.
B
681	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
October and November 2016 payments were missed and mortgage went 2 months in arrears. 1 additional payment was made in December 2016 and in January 2016 to clear the arrears. A reduced payment of 167 was received in May 2017 and no payment was received in June 2017 leading to arrears as at end June 175.95. There is a history of payment problems and the borrower appears to commit to making payments by a set date and does not always honour the commitment. Arrears have not increased by more than 1 month in the 12 months.
B
682	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
System and data show that the borrowers correspondence address and the security address are the same. This therefore indicates that the borrower may occupy the buy to let property. There are no notes on file to confirm.
B
684	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
684	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v Pre January 2005 dated 1996. Rate charged 4.99% for 3 years and rental income 600pm. Gross loan 120,424.00 and payments of 500.76pm, giving coverage of 119.8%. Net loan 120,000.00 and payments of 499.00pm, giving coverage of 120.2%. Underwriting discretion applied based on furnished rental income 650pm and rental coverage based on this discretion applied 130.2%.
I
685	12 months PH	A	B	A	Risk	RISK.89	Other Property Risk
Borrower has a portfolio of properties. File shows a note dated 5th June 2015 regarding a Restraint Order placed on certain properties by Medway Council relating to the need to address issues of disrepair. A further note dated 11th July 2016 refers to the need for repairs to 17 properties but it is not clear if the property in this record is affected. A file note dated 15th August 2017 refers to agents having undertaken inspections of the property portfolio but highlights the lack of cooperation from the borrower and problems gaining access.
B
686	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower has had minor but fairly regular arrears of up to 1 month since a direct debit was first rejected in November 2014. In the last 12 months, no payment was received in June 2016 but late overpayment in July reduced arrears to 100, less than 1 month in arrears. Since then late payments are being made, typically within 2 weeks of the expected date. There is regular contact between borrower and servicer and the borrower is slightly overpaying to reduce the arrears
B
688	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy Pre January 2005. Rate charged 6.50% and rental income 350pm. Gross loan 34,484 and payments of 300.39pm, giving coverage of 117%. Net loan 34,000 and payments of 296.17pm, giving coverage of 118%. Underwriting discretion was applied adding 50 per month to the rental income, rental coverage based on this discretion applied 133%.
I
690	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy pre January 2005. Rate charged 5.89% and rental income 425pm. Gross loan 70,984 and payments of 348.41pm, giving coverage of 122%. Net loan 70,500 and payments of 346.03pm, giving coverage of 123%. Underwriting discretion applied adding 50 per month to the rental income and rental coverage based on this discretion applied 136%.
I
691	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The first direct debit to be unpaid was in May 2016, a card payment was made the next day to bring the account back into order. A further direct debit was unpaid in October 2016 but was paid on representation. The borrower explained it was a timing difference and he had funds on other accounts with his bank that could have been transferred to cover. The account is now up to date with no issues since.
B
693	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Note on system dated 16th April 2010 states that a bankruptcy order was made 3rd December 2009 and that an application had been made for an annulment. Note on system dated 29th July 2010 stating that RSM Tenon have been appointed IVA supervisors and that a meeting of creditors was being arranged. Note on system dated 16th August 2010 states that Newman and Partners of Harrow have been appointed as Trustees in Bankruptcy. Note on system dated 04th April 2012 states that IVA Supervisor has confirmed that the IVA has been successfully concluded. System note dated 12th June 2015 suggests that borrower did have his bankruptcy annulled. The file shows considerable work has been undertaken with the borrower to reduce his overall portfolio borrowing. During the 2010-2012 period arrears were a feature but they were cleared by March 2012 and payments have been satisfactorily maintained since then.
I
694	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated May 2006. Further advance took the net loan 207,368 rate 4.99% for 36 years and 3 months, and payments of 919.03pm, giving rental coverage of 108% based on the last recorded rental income of 11,952. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
695	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Late payment in September 2016, repayments now one month ahead of schedule.	B
697	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Arrears which led to the suspended possession order in 2012 were eventually cleared in August 2014, subsequent repayments were made on time until the 31st August 2016 when the direct debit payment of 369.95 was returned unpaid. A card payment was made to correct on the 5th September. Card payments were made up to 5 days late from then until February when the direct debit was reinstated. No further payment issues since.
B
698	12 months PH	A	B	A	Risk	RISK.20	Vulnerability - Mental health	Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction	B
699	12 months PH	A	B	A	Risk	RISK.20	Vulnerability - Mental health	Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction	B
700	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated May 2006. Net loan 187,590 rate 5.19% for 21 years and payments of 808.60pm, giving rental coverage of 99%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. There is a letter on file dated the 15th May 2007 pointing out to the borrower that to meet criteria the monthly rental needed to increase to 1,010 but no further information is available.
B
702	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.
B
708	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy pre January 2005. Net loan 139,000 rate 5.99% for 2 years and payments of 691.61pm, giving rental coverage of 108%.  Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
717	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy pre January 2005. Net loan 112,200 rate 4.99% for 25 years and monthly payments of 468.54, giving rental coverage of 117%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
717	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated January 2005. Net loan 139,200 rate 4.99% for 23 years and monthly payments of 671.11, giving rental coverage of 82%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. There is however a missing valuation which may show a higher figure than 6,600 for annual rental income.
B
720	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Bankruptcy recorded on 11th August 2014. No further details but repayments have not been affected.	B
720	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail Incorrect Mailing Address Indicator on system dated 5th May 2017.	B
724	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debits of 137.25 were rejected in September and December 2016, but corrected the next day with card payments. No issues since.	B
725	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debit of 128.56 was rejected in September 2016, but corrected the next day with card payments. No issues since.	B
729	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Copy of Interim Charging Order received from Green Wright Charlton Annis Solicitors on the 25th August 2016. Repayments not affected. No issues since.	B
731	12 months PH	A	C	B	Risk	RISK.36	Borrower whereabouts unknown
System shows a warning saying Returned Mail, Incorrect Mailing Address, however unable to confirm when the borrowers received a letter from the lender for last time. As of 5th October 2011, borrower 1 refuses to cooperate with a meeting or even a telephone review. Lender comment refers to see notes under Borrower 2 name for details however record not found in PMS. Late payments in account, appears no further action taken.
B
731	12 months PH	A	C	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Expected payment on due date 25th July 2016 of 232.76 was not attended but it was underpaid at 230 on 1st August 2016. Additionally, due payment on 25th August 2016 was underpaid at 220 on 30August 2016, therefore 13.32 in credit. However, instalment since 26th September 2016 is 207.85 but borrowers are overpaying at 230 each month, so the account was up to date as of 27th September 2016 and system shows an overpayment of 209.42 as of review date.
B
731	12 months PH	A	C	B	Risk	RISK.30	BKO / IVA Post-Completion	System shows a bankruptcy as of 18th February 2014 however, as of review date, the account has overpayments. No further information in system under borrowers name.	B
735	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debits rejected on 13th September 2016. Card payment on 18th October 2016 to clear arrears. According to lender notes, the reason for arrears was a problem with Direct Debit Mandate. No issues since.
B
738	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Every single monthly payment in past 12 month late repaid, near 30 days, even July 16 instalment paid 35 days later due date. However as of June 2017, the account is updated.	B
738	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
According to lender notes, approved IVA on 10th August 2011 and reports dated 30th September 2013; the debtor agreed in the agreement to make contributions totalling the debt. However the borrower was in bankruptcy as per letter received and dated 17th May 2014 for all the accounts.
B
742	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion	Letter received as of 13th February 2012 saying IVA pay plan was approved.	I
746	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Letter dated 26th October 2007 advised borrower that the amount of 892.86 due under the lease had not been paid and so the lender sent a cheque to cover it. Moreover, several lender notes from 15th September 2015 regarding this issue state borrowers declined request from the lender to pay the debt as the security was not under threat.
B
750	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 5.49% for 5 years and rental income 750pm. Gross loan 138,405and payments of 633.20pm, giving coverage of 118.45%. Net loan 137,000 and payments of 626.77 pm, giving coverage of 119.66%. Underwriting discretion applied, rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 126.34%.
I
751	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
July, October and November 2016 payments were missed and mortgage went 2 months in arrears. Additional payments were made by card in August and December 2016 to clear the arrears. No payment was received in March 2017 leading to arrears however the account was updated in April 2017. As per lender notes from August 2016, borrower claimed reason for arrears was that both tenants (two different properties) lost their jobs but at that time, they were in employment. Properties were let on 12 months ASTs and tenants had been in situ for circa 4 months, almost immediately went into arrears. Now back up to date and no further issues
B
755	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2007. Rate charged 5.75% for 3 years and rental income 435pm. Gross loan 70,035 and payments of 335.58pm, giving coverage of 129.63%. Net loan 70,000 and payments of 335.42pm, giving coverage of 129.69%. Underwriting discretion applied of 50 pm additional rental income and rental coverage based on this discretion applied 144.53%.
I
760	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Land registry search shows a second charge registered against the property on 05th July 2005 by Mr and Mrs Uddin for 14,700.	B
762	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 6.24% for 3 years and rental income 830pm. Gross loan 125,434 and payments of 652.26pm, giving coverage of 127.25%. Net loan 124,950 and payments of 649.74 pm, giving coverage of 127.74%. Underwriting discretion applied, rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 134.92%.
I
765	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	System notes dated 17th October 2016 borrower is occupying the property; she has requested to change her address to the security address. No further comments on file.	B
769	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 3 years and rental income 750pm. Gross loan 140,358 and payments of 583.66pm, giving coverage of 128.50%. Net loan 138,250 and payments of 574.89pm, giving coverage of 130.46%. Underwriting discretion applied net loan amount and rental coverage based on this discretion applied 130.46%.
I
769	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
System shows a bankruptcy as of 22nd July 2008 under the name of borrower 2. Account in arrears from September 2008 to March 2010 although received several card payments during that period. However the account receives overpayments from the beginning of 2012.
I
770	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 3 years and rental income 320pm. Gross loan 60935 and payments of 253.39pm, giving coverage of 126.28%. Net loan 60,000 and payments of 249.50pm, giving coverage of 128.26%. Underwriting discretion applied,  rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 146.02%.
I
770	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
System shows several failed  phone call attempts to contact borrower as of 25th April 2017 and as of 2nd May 2015, wrong number. No evidence in system of letters are being returned. No entries found in PMS file and no further information in system. However the account is not in arrears; moreover, it receives overpayments from January 2009 (choices).
B
771	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Late payment May 2017 DD collected when represented. Late payment June 17 DD rejected and paid by card a week later.	B
771	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion	Borrower noted on file as being made bankrupt on 21st December 2011. The account was already in arrears at the time.	B
779	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated January 2005. Net loan 62,500 rate 5.75% and payments of 386pm, giving rental coverage of 100%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
782	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Borrower 1 bankruptcy notice registered in Land Registry,  property affected by a petition in High Court of Justice in 2016. Borrower 2, who was removed from the account on 13th of March 2015, was also bankrupt in 2012; there is no information on file about any action taken or any letter to free the property from these charges.
B
783	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.5% for 3 years and rental income 360pm. Gross loan 76,535 and payments of 350.75pm, coverage 103%. Net loan 76,500 and payments of 350.58pm, coverage 103%. Underwriting discretion applied of additional 50 pounds making rental income 410 and on net loan rental coverage, based on this discretion 117%
I
783	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
System and data shows a 90K property value, LTV 85%, however physical Valuation seen 80K, raising LTV up to 96%, appears lending based on higher borrower estimated figure rather than the actual true valuation
B
789	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v8.7dated June 2005. Net loan 76,500 rate 5.14% for 25 years and payments of 457.86pm, giving rental coverage of 109.20%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
789	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Borrower bankrupt 17th of July 2014, however payments on the account have been maintained.	B
791	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated May 2006. Net loan 93K after further advance with rate of 6.58% for 23 years and payments of 453pm, giving rental coverage of 110%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
792	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
799	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Historic arrears of 1 month on account at the start of the review period. These were cleared in full be an overpayment on December 2016. Slight overpayment of 31 made in January 2017 however an underpayment made in February 2017. Account now slightly in credit
B
804	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy Pre January 2005. Rate charged 4.69% for 5 years and rental income 570pm. Gross loan 118,459 and payments of 463pm, giving coverage of 123%. Net loan 116,674 and payments of 456pm, giving coverage of 125%. Underwriting discretion applied of net loan amount  and rental coverage based on this discretion applied 125%.
I
808	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower making Bank payments from Feb 2016 and partial and late payments up to Nov 2016. Lender advised borrower outstanding arrears in Nov 2016. Dec 2016 missed payment, made up in Jan 2017. Since then maximum MIA no <1 month. Current situation overpaid -99,52.
B
809	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated May 2006. Rate charged 5.24% for 25 years and rental income 560pm. Gross loan 108,518.25 and payments of 473,47pm, giving coverage of 118%. Net loan 108,000 and payments of 471.58pm, giving coverage of 119%. Underwriting discretion applied using 50pm additional rental income and rental coverage based on this discretion applied is 129%.
I
812	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17th January 2005. Rate charged 5.24% for 5 years and rental income 400pm. Gross loan 66050 and payments of 482pm, giving coverage of 82.99%. Net loan 60035 and payments of 264.65pm, giving coverage of 151.13%. Underwriting discretion applied by using the net loan amount.
I
812	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
July 2016 payment missed however, account was in credit at the time and therefore the account was less than 1 month in arrears. Double payment made in August 2016. April 2017 payment missed however, a double payment was made in May 2017. The account has been maintained with no other issues, and currently has a credit balance of 351.80
B
815	12 months PH	A	B	A	Risk	RISK.21	Vulnerability - Physical health
Notes dated November 2010 show the borrower suffers from an illness which affects his income and repayment capacity however the borrower has not disclosed the extent of this illness. No payment performance problems since December 2015, although it remains unclear whether the borrower is still ill.
B
818	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit returned unpaid 16th September 2016  account in credit at this time of 23.80.  Underpayment made by debit card 26th September 2016 to bring account up to date.  Reason Direct Debit mandate cancelled by customer.  No further action required as Direct Debit mandate reinstated and no further arrears
B
819	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower makes payments automatically online or by card payment resulting in erratic payments.  On occasions the automatic payment system has not gone smoothly and resolved complaints are on file from Borrower who becomes frustrated with the system.  Missed payment in August 2016 was made early the following month.  Direct Debit mandate has been sent to Borrower to resolve matter.  Account up to date and no further issues
B
819	12 months PH	A	A	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered on 13th May 2011 for Borrower 1  in respect of the title of the proprietor of the registered estate affected by a petition in bankruptcy in Kingston upon Thames Court Reference Number 178 of 2011 Note of this not seen on data but noted on Proof of valid title.  Bankruptcy now likely to have been discharged and currently loan is up to date and no evidence of issues or future problems arising
I
823	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit rejected July 2016 and paid upon representation. Field Agent visit instructed  as contact with Borrower had not been possible and mail returned.  Field Agent was successful in making contact with Borrower by phone and visited Buy to Let property on 18 August 2016.  Matter resolved and contact details updated. Direct Debit rejected in April 2017  but paid on representation on 10 May 2017.  No further details on file and account up to date.
B
824	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Bankruptcy registered on 4th September 2015 for Borrower 1 Reason Unknown Loan has been up to date and no evidence of issues or future problems arising	B
826	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct Debit recalled August 2016. Payment made on representation. No further information on file. Account now up to date and no further issues.	B
830	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered 19 December 2009 At Bournemouth CC Ref 1195/2009 No information on file which Borrower this relates to.  The loan was up to date prior to bankruptcy but from June 2010 arrears started to build up.  Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.
I
831	12 months PH	A	B	A	Risk	RISK.64	Property Abandoned / Empty
Note on file dated 7th July 2016 advises that property is empty and Borrower considering Local Authority Lease Hire.  Lender referred to Group Legal for their guidance as to whether this is acceptable to Lender and in accordance with conditions of lease.  No further information on file.
B
832	12 months PH	B	A	B	Payment Performance	PAY.06	Account in Credit - 2 consecutive payments missed
Choices Account  185.00 made from 21 September 2009 to 15 September 2014 resulting in a reservoir credit of 11041.86 Since that time CMS payments have been taken from this Reservoir Account with balance currently standing at 7637.22
B
832	12 months PH	B	A	B	Collections and Servicing	COLL.03	No active, timely or effective dialogue with borrowers	No notes on file since September 2014 that there has been any contact by Lender with Borrower since the Direct Debit Mandate was cancelled and payments taken from Reservoir Account.	B
833	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments	Direct Debit Rejected April and May 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months	B
834	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7dated 17 January 2005. Rate charged 4.74% for 3 years and rental income 500 pm. Gross loan 100114.00 and payments of 395.45 pm, giving coverage of 126.44%. Net loan 98600.00 and payments of 389.47pm, giving coverage of 128%. Underwriting discretion applied of 50  and rental coverage based on this discretion applied 141%.
I
834	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
Returned Mail received 22 November 2016 account marked Gone Away  Last returned correspondence 4 May 2017 Last attempt to contact by telephone 8 May 2017 to obtain correct correspondence address. Account up to date and no other issues.
B
837	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail Account Marked Gone Away 24th June 2013 Latest note on file 8th May 2017. Appears no further action taken, however account up to date.	B
838	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Previous arrears at 1 month in July 2016, Borrower made double payment and arrears cleared in full. Overpayments made in August and September 2016 and October 2016 payment missed, which brought the account to 72.70 in arrears - under 1 month due to the previous overpayments. Overpayment made in November 2016, which then brought the arrears down to 22.70. No payment made in December 2016 which took the arrears to over 1 month to 145.40. Borrower cleared all arrears in full in January 2017. Overpayments of 50 made for the following months, to June 2017 where payments adjusted back to CMS only. No further issues since December 2016. Reason for arrears due to tenants not paying.
B
841	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
DD recalled July and August 2016  and paid upon representation later same month  DD recalled in December 2016 and paid at the beginning of January 2016 resulting in arrears of 199.82 due to credit balance of 20.00 carried forward on account.  Direct Debit recalled January 2016 and paid upon representation later the same month.  No other issues in last 12 months
B
841	12 months PH	A	B	B	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 dated 21st May 2007. Net loan 131573 rate 5.24% for 3 years and payments of 326.50 pm, giving rental coverage of 105%. Coverage for this Further Advance should be 110% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
843	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
DD Recall in July 2016 and paid on representation early in August 2016 resulting in account becoming one month in arrears.  DD recall in August 2016 and overpayment of CMS plus 12.79 made by card at beginning of September 2016 bringing account up to date and in credit. Payment made late by card in October and included with payment for November.  Account has since been up to date and Direct Debit mandate reinstated.
B
848	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail 24 August 2016 Mail passed to Commercial Team No further action seen on file Account up to date and no issues	B
849	12 months PH	A	B	B	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.5 dated 24th May 2006. Net loan 89250 rate 5.74% for 3 years and payments of 427.08pm, giving rental coverage of 111%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
849	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Direct Debit recall in June 2016 and no payment in July 2016 resulted in 2 months in arrears at the beginning of 12 months.  ATP set up with effect from August 2016 of CMS plus 50 pounds.  Overpayment in July 2016 in line with ATP.  DD Rejected  in September 2016 and May 2017 and paid upon representation following month. DD rejected in January and February 2017 with card payment in March 2017 of 424.00 clearing arrears in full. DD rejected  in June 2017 creating one month arrears at end of 12 month period.  ATP  broken in December 2016.  No further arrangements agreed due to Lender attempting to contact Borrower regularly with rare success. Reason for arrears business slow and tenants paying late.
B
850	12 months PH	A	B	A	Risk	RISK.59	Title - Other Title Issue
The borrower stated on the application form that the unexpired term of the lease was 80 years. The valuation report also states a lease term of 80 years, in addition the data shows However, the Land Registry documentation states that the lease was for a term of 99 years from September 1957 (expiring in 2056), which meant that the lease term at completion was 50 years. Although within criteria there appears to be a discrepancy between origination and current lease information.
B
851	12 months PH	A	D	B	Risk	RISK.36	Borrower whereabouts unknown	Notes on file advise that contact lost with Borrowers since January 2017 Whereabouts unknown	B
851	12 months PH	A	D	B	Risk	RISK.10	Actual Shortfall
This property forms part of large portfolio which has fallen into arrears and contact lost with directors. Formal demands have expired and approval of loss obtained. LPA receiver had been appointed March 2017. Tenants moved out and property. Forced sale completed for all properties in the portfolio and this one has been sold with net sale proceeds of 110,538 balance outstanding as at sale on 3 August 2017 192,273.02 shortfall 81,735.02. The decision was taken across the whole portfolio and made in line with policy due to the overall performance of the portfolio and the fact the security held is of high risk and in poor condition.
D
851	12 months PH	A	D	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
Direct Debit rejected June 2016 and paid on representation following month and included in August 2016 payment Unpaid Direct Debits in September and October 2016 and no payment made. Overpayments of CMS plus 200.00 made from June 2012 to date creating amount available for drawdown of 8589.75. No arrears in last 12 months as covered by overpayments since June 2012 under Choices. Lenders have lost contact with borrowers and proceedings have reached forced sale of property as at June 2017. File notes show that property was sold at auction with shortfall as at August 2017.
B
851	12 months PH	A	D	B	Risk	RISK.55	Title - Other Charges	Final Charging Order in favour of Leeds City Council Ref B3YP191 961.96 dated 28 January 2016	B
855	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2006. Rate charged 4.99% for 2 years and rental income 460pm. Gross loan 86137 and payments of 358.19pm, giving coverage of 128%. Net loan 84830 and payments of 352.75pm, giving coverage of 130%. Underwriting discretion applied of net loan and rental coverage based on this discretion applied 130%.
I
857	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments	Direct Debit Rejected April May and June 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months	B
858	12 months PH	A	B	A	Risk	RISK.91	App form incomplete/incorrect	Application Form on file signed by Borrower 1 but not signed by Borrower 2	B
858	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Note on file advising of Bankruptcy effective 21 June 2011 in the name of Borrower 1 in Wolverhampton County Court 117 of 2011. Latest enquiry from Trustees Grant Thornton 12 December 2016 requesting details. Account up to date and no issues.
B
863	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending policy v8.7 dated 17 January 2005.  Rate charged 4.99% and rental income 500 pm.  Gross loan 93161 and payments of 387.39, giving coverage of 129%.  Net loan 91750 and payments of 381.52 giving coverage of 131%.  Underwriting discretion applied.
B
864	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
The payment of 201.94 due for November 2016 was made by in full by bank payment and not direct debit.  Notes on the system indicate that the direct debit had been cancelled by the borrower at the bank.  In December 2016, no payment was made at all that month but a bank payment of 201.94 was made on 5 January 2017 - in respect of the December 2016 payment due.  The direct debit restarted on 30 January 2017 and has been paid in full each month since.  Since the account was in credit by 810 there are no arrears outstanding on this account, despite this missed payment in December 2016.
B
865	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending policy v8.7 dated 17 January 2005.  Rate charged 5.14% and rental income 700 pm.  Gross loan 125984 and payments of 539.63pm giving coverage of 129%.  Net loan 125500 and payments of 537.55, giving coverage of 130%.  Underwriting discretion applied using the net loan in the rental coverage calculation and rental coverage based on this discretion applied 130%.
B
866	12 months PH	A	B	B	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v8.7 dated 17 January 2005. Net loan 340000 rate 5.24% and payments of 1484pm, giving rental coverage of 94%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.  The borrower stated on the application form that the rental income would be 2000pm whereas the valuation dated 23 August 2005 gave a rental valuation of 1400pm.  Were the rental figure of 2000pm achieved, the rental coverage would be 134% but there is no corroborating evidence on file that this was the rental achieved at origination.
B
866	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The borrower is making payments by card, the direct debit was stopped in July 2012 when the payment made on 2 July 2012 was rejected on 3 July 2012.  Since then payments have been made by card.  In July 2016 two monthly payments were made and no payment the following month, August 2016.
B
866	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
The system has a warning flag that the borrower was bankrupted in the High Court in 2012.  System note dated 12 March 2013.  No record of discharge from bankruptcy although the system notes no current details held.  The PMS notes also record the bankruptcy.  PMS notes state that the borrower informed the lender that the bankruptcy order was due to HMRC and was discharged.
B
866	12 months PH	A	B	B	Risk	RISK.50	Other Borrower Risk
The PMS notes state that the borrower does not live in the UK - although a UK correspondence address is noted on the system - but lives in the US, visiting the UK periodically, in order to avoid tax.  The note also states that there is no risk to the loans since the property is in trust for the borrowers children.
B
877	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy order against Borrower 1 dated 28th April 2015. Lender has agreed to allow the mortgage to continue to be serviced by the borrower in view of acceptable LTV and external property inspection by agents.
B
877	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	No payment received in July 2016. Payments made up to date August 2016 and satisfactory since then.	B
877	12 months PH	A	B	B	Risk	RISK.21	Vulnerability - Physical health	File note dated 29th May 2015 - borrower 1 advises that borrower 2 in hospital with suspected heart attack. No vulnerable marker shown on system. No further notes on borrower 2 health.	B
882	12 months PH	B	A	A	Collections and Servicing	COLL.02	Contact and communication with borrowers not correctly conducted
The application form dated 9 March 2006 records the applicants work telephone number and includes a question whether or not the lender can contact the applicant at work.  This borrower specifically stated no to contact at work, but the lender nevertheless telephoned the borrower on 4 April 2017 (no answer but attempted contact recorded on the system.)
B
884	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.17% for 3 years (1.75% above Bank of England Base Rate - at the time of the offer 4.5% - discounted by 1.08% for three years) and rental income 900pm.  Gross loan 160984 and payments of 693.57pm, giving coverage of 129%. Net loan 160500 and payments of 691.48pm, giving coverage of 130%. Underwriting discretion applied by calculating rental coverage using net not gross loan and rental coverage based on this discretion applied 130%.
I
888	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Letter dated 14 May 2007 to the borrower in respect of correspondence from the freeholder to the lender about unpaid ground rent of 800.13.  The lender explained to the borrower that this would not automatically be paid unless for example the borrower requested payment be made by the lender from the mortgage account.  Ground rent totalling 1520 was paid on 10 October 2008 by debiting the main account (no sub account created) and the system note dated 10 October 2008 records that this was done at the borrowers request.  No copy correspondence sent to the borrower at this time has been produced, however, no annual fee/charge debited to the account in respect of ground rent since the initial payment made.
B
890	12 months PH	A	C	A	Risk	RISK.41	Complaint (not PPI)	Complaint flag refers to complaint logged 24 June 2016, resolved 29 July 2016. No details found.	C
890	12 months PH	A	C	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.14% for 3 years and rental income 475pm. Gross loan 85634 and payments of 366.80pm, giving coverage of 129%. Net loan 85000 and payments of 364.08pm, giving coverage of 130%. Underwriting discretion applied using the net loan in calculation of rental coverage and rental coverage based on this discretion applied 130%.
I
891	12 months PH	A	B	B	Risk	RISK.59	Title - Other Title Issue
The application form states that the property is leasehold and the unexpired term of the lease is 70 years.  The valuation report states the property is leasehold but gives an unexpired lease term of 0 years.  The system states a lease term of 999 years.  However, the Land Registry extract confirms that the lease was created in June 1967 for a term of 99 years, which expires therefore in June 2066.  The loan matures in 2031, meaning that at maturity, the unexpired lease term at that time will be only 35 years. although within criteria the system and current information differs considerably and may have an affect on the value
B
891	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.24% for 3 years and rental income 525pm. Gross loan 94285 and payments of 411.71pm, giving coverage of 127%. Net loan 93500 and payments of 408pm, giving coverage of 128%. Underwriting discretion applied of increasing the rental income as stated on the valuation report by 50 and rental coverage based on this discretion applied 139%.
I
891	12 months PH	A	B	B	Risk	RISK.45	Legal Dispute / Insurance Claim
PMS notes record that there is a dispute between the two directors of the borrowers limited company stating that the second directors spouse has been sentenced to a lengthy period of imprisonment and the first director states is having difficulty in working with the second director.  PMS note dated September 2014 records details of dispute and that a new director had been appointed to the board of the borrowers company.  Ongoing discussions with the lender confirm that the first director of the borrowing company was seeking to transfer half of the properties in this portfolio to a new company.  This was refused by the lender on 15 December 2016.  Subsequent meetings with the lender and the second director indicate that the second director is in an ongoing dispute with the borrower company.  The lender requested on 20 April 2017 that the new director sign a guarantee, no record that this has been done.  All properties were then revalued and significant downvaluation of many properties in the portfolio identified.  The first director raised a complaint on 15 December 2016, apparently resolved, since no ongoing record of this complaint has been identified on the system. Due to the dispute between the directors, the lender has recorded on PMS that various Companies House searches carried out on 18 December 2014 and 15 March 2016.  As a result of the March 2016 search, the correspondence address was updated.
B
891	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit payment 177.94 paid on 29 March 2016 was returned unpaid on 30 March 2016.  A bank payment of 177.94 was made on 31 March 2016 to bring the account up to date and therefore no arrears accrued.  Arrears have not increased by more than 1 month in the last 12 months.

The current LTV is 136% due to a significantly reduced valuation of 70000 dated 28 April 2017.  Should the property be sold while the valuation is this low, a significant shortfall will arise.  The system notes there are Consolidation rights relating this account and the borrower holds a number of accounts with the lender.  PMS note dated 18 May 2017 states that a number of properties - revalued due to a requested change in directors of the borrower company - are in negative equity and the overall portfolio is over 85% Loan to Value.
B
898	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v 8.7 dated 17th January 2005. Rate charged 4.99% for 5 years and rental income 600pm. Gross loan 123357 and payments of 512.93pm, giving coverage of 117%. Net loan 121500 and payments of 505.23 pm, giving coverage of 118.7%. Underwriting discretion applied of 50 additional rental income per month and rental coverage based on this discretion applied 128.6%.
I
898	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Payment due 30th January 2017 paid 31st January 2017 by card. Payments made by direct debit since then.	B
913	12 months PH	A	C	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Direct Debit October 2016 returned unpaid reason unknown. Bank payment made 14th November 2016 to clear arrears. Further payments missed April 2017, May 2017 and  June 2017. System note dated 9th June 2017 states the reason for non payment is due to the borrower reopening his bank account and that all arrears will be cleared once this has happened. further system note dated 5th July 2017 states arrears cleared in full. No further arrears notes since then.
B
913	12 months PH	A	C	B	Risk	RISK.21	Vulnerability - Physical health
System note dated 19th August 2015 states borrower lives at home with his disabled mother who he cares for. Further note dated 29th September 2016 states Borrowers mother who is aged 92 has been in hospital in a serious but stable condition and the borrower is having to spend  time to deal with her care finances and supervision. No further information available regarding this matter.
B
913	12 months PH	A	C	B	Risk	RISK.79	Other Loan Risk
System note dated 27th June 2017 states that the property is sublet via an agency to vulnerable adults which is a breach of the mortgage Terms and Conditions. Lender has advised the trustee in bankruptcy that they have given them until the 31st August 2017 to provide definitive plans on the sale of the properties, assuming loan stays up to date, before considering LPA or possession. No further system information available.
C
913	12 months PH	A	C	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy notice received 19th October 2016. Bankruptcy registered 22nd January 2016 reason unknown. Note 27th June 2017 states that the trustee in bankruptcy has updated the property valuations and the portfolio appears to be in negative equity and it is likely that the trustee will disclaim the interest in the properties. The loan was up to date prior to the bankruptcy. The loan is showing three months arrears at the point of data cut off at the end of June 2017 but a system note dated 5th July 2017 states the arrears have now been cleared in full. No further action taken and there are no further notes regarding any arrears issues.
C
916	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Ground Rent and Service Charges debited to the account as follows:
438.51 - Ground Rent 22nd February 2010
1023.88 - Service Charge 19th February 2010
30.00 - Ground Rent  23rd April 2009
1594.01 -  Service Charge 23rd April 2009
438.51 - Ground Rent 2nd September 2008
B
919	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated May 2006. Rate charged 5.35% for 5 years and rental income 475pm. Gross loan 94,894 and payments of 423.07pm, giving coverage of 112.27%. Net loan 93,458 and payments of 416.66pm, giving coverage of 114%. Underwriting discretion applied by increasing the rental figure by 50 pounds per month from the figure on the valuation report. Rental coverage based on this discretion applied 124.09% which makes the rental coverage acceptable due to the initial loan product chosen being for a period of 5 years.
I
920	12 months PH	A	B	A	Risk	RISK.46	CAI Review LIO Remediation	LIO remediation completed, customer was overcharged date unknown, adjustment was completed and reviewed 12th July 2016. Refund adjusted for 10.14 with 8% simple interest net paid to customer of 6.27.	B
924	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
September 16 paid late, eventually paid in October 16 which brought the account back up to date. November 16 paid. December 16 missed however, a double payment totalling 444 was paid in January 17. Account maintained and kept up to date with no issues since then.
B
926	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 1.06% discount for the lifetime of the loan currently 5.19% and rental income 975pm. Gross loan 183,086 and payments of 791.85pm, giving coverage of 123.12%. Net loan 180,346 and payments of 780.00pm, giving coverage of 125%. Underwriting discretion applied using net loan amount and rental coverage based on this discretion applied 125%.
I
928	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy of both borrowers registered on lender system 12th December 2013. Trustee in Bankruptcy noted as Thompson Cooper, Accountants who requested a redemption figure for mortgage. No further notes on file regarding bankruptcy.
B
928	12 months PH	A	B	B	Risk	RISK.21	Vulnerability - Physical health	Lenders note dated 10th October 2014 refers to a conversation with borrower 1 who mentioned he had been back in hospital following long term complications with a hip replacement operation.	B
928	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Payment 126.64 due in Jun 2017 not made. Mortgage was previously overpaid by 39.87 leading to net arrears 86.77. Borrower has been in contact with lender regarding extending the term of the loan or transferring into name of his son. Lender has declined these proposals.
B
933	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Account flagged Bankruptcy. System note dated 9th December 2009 states letter received from Trustees in Bankruptcy but has no further information. The note doesn't say which borrower or the effective date of the bankruptcy. Payment history checked and there are no payment issues around that time or since.
I
933	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24May2006. Rate charged 5.49% for 3 years and rental income 450pm. Gross loan 80785 and payments of 369.59pm, giving coverage of 121.75%. Net loan 80750 and payments of 369.43pm, giving coverage of 121.80%. Underwriting discretion applied increasing the valuers rental figure by 50pm giving a monthly rental figure of 500pm. Rental coverage based on this discretion applied 135.28%.
I
937	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Gross loan 235,035 rate 5.65% for 3 years and payments of 1106.62pm, giving rental coverage of 112.95%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
938	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 525pm. Gross loan 106,813 and payments of 448.61pm, giving coverage of 117.02%. Net loan 105,200 and payments of 441.94pm, giving coverage of 118.82%. Underwriting discretion applied of increasing the valuers rental figure by 50pm. Based on this discretion applied the rental coverage on the gross loan payment of 448.61pm is 128.17%.
I
940	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Was slightly in arrears at end June 2016 (181) due to partial payment in February 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 740. Borrower overpaid in September 2016 to reduce arrears (to 173) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 646). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
B
942	12 months PH	A	C	B	Risk	RISK.41	Complaint (not PPI)
There are 2  complaints noted both are resolved. The first complaint is noted on the 4th October 2016 and relates to the borrower being unhappy about the tone of an answer phone message regarding arrears on the account (late payments) and the second is noted on 15th February 2017 and relates to the borrower being unhappy with call wait times when ringing in.
C
942	12 months PH	A	C	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Loan payments are due on the last day of each month. From July 2016 to November 2016 inclusive the loan payments were all paid late the following month by card payment. A Direct Debit was set up in December 2016 which has collected the monthly loan payment since then with no further payment issues.
B
942	12 months PH	A	C	B	Risk	RISK.19	Vulnerability - Severe or long term illness
System note dated 9th September 2015 states the borrower has a rare form of Crohn's disease and is awaiting a bowel transplant. The borrower has had up to 20 operations so far. There are system notes since then regularly reviewing the borrowers condition culminating in a final note dated 2nd December 2016 where following a call to the borrower an unauthorised Third Party advised the borrower had just come out of hospital. A further update is noted as being required but there is no additional information.
B
944	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May2016. Rate charged 4.74% for 2 years and rental income 625pm. Gross loan 127,290 and payments of 502.80pm, giving coverage of 124.30%. Net loan 125,375 and payments of 495.23pm, giving coverage of 126.20%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 126.20%.
I
945	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	System note dated 25th September 2013 states Borrower 2 has been made bankrupt. Bankruptcy date unknown. Payment history checked and there have been no issues as a result of the bankruptcy	B
948	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.34% for 5 years and rental income 650pm. Gross loan 129,447 and payments of 576.04pm, giving coverage of 112.83%. Net loan 127,500 and payments of 567.37pm, giving coverage of 114.56%. Underwriting discretion applied rental assessment increased by 50pm and rental coverage based on this discretion applied against the gross loan monthly payment of 576.04pm is 121.51%.
I
949	12 months PH	A	B	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.19% (the existing initial fixed rate which still had 17 months remaining) and rental income 375pm. Gross loan 72,292 and payments of 312pm, giving coverage of 120%. This was a further advance of 25,238 (issued 10th May 2007) on the initial loan. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 425pm) and rental coverage based on this discretion applied 136%
I
949	12 months PH	A	B	A	Risk	RISK.19	Vulnerability - Severe or long term illness
Borrower suffered a stroke in 2014 leaving him with brain damage, his solicitors have a power of attorney to act on his behalf. There are no notes on the system to confirm power of attorney has been seen.
B
951	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% (3 year discounted rate) and rental income 630pm. Gross loan 125,133 and payments of 525pm, giving coverage of 120%. Net loan 120,927 and payments of 508pm, giving coverage of 124%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 680pm) and rental coverage based on this discretion applied 129%.
I
952	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail noted on the 14 September 2016. No further action has been taken to assess the borrowers correct address and whereabouts	B
952	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.745% and rental income 520pm. Gross loan 104075 and payments of 411.10pm, giving coverage of 126%. Net loan 102000 and payments of 402.90pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 138%.
I
953	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% (3 year discounted rate) and rental income 550pm. Gross loan 109,418 and payments of 459pm, giving coverage of 119%. Net loan 107,730 and payments of 452pm, giving coverage of 121%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 600pm) and rental coverage based on this discretion applied 132%.
I
957	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.64% for lifetime of mortgage and rental income 425pm. Gross loan 75,957 and payments of 357pm, giving coverage of 119.04%. Net loan 74,800 and payments of 351.56pm, giving coverage of 120.88%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 120.88%. Product chosen was a lifetime discount tracker where rental coverage of 120% is acceptable.
I
958	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.69% for 2 years and rental income 430pm. Gross loan 89812 and payments of 351.02pm, giving coverage of 122.5%. Net loan 88017 and payments of 344pm, giving coverage of 125%. Underwriting discretion applied is use of net loan and rental coverage based on this discretion applied 125%
I
963	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84% (58 months fixed rate) and rental income 450pm. Gross loan 77,089 and payments of 375pm, giving coverage of 119%. Net loan 77,054 and payments of 374pm, giving coverage of 120%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 500pm) and rental coverage based on this discretion applied 133%.
I
964	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit for September 2016 was returned unpaid on 6th September 2016, no attempted contact with Borrower. Direct debit was paid when represented on 14th September 2016. Direct debit for April 2017 was returned unpaid on 6th April 2017, no attempted contact with Borrower. Direct debit was paid when represented on 18th April 2017. Direct debit for June 2017 was returned unpaid on 6th June 2017, letter sent to Borrower. Direct debit was paid when represented on 14th June 2017. Reason for arrears not ascertained as no actual contact made with Borrower. A review of the account for last 36 months shows rejected direct debits on occasion (once or twice a year) but direct debits always pay on representation.
B
968	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.92% (2 year discounted rate) and rental income 400pm. Gross loan 79,254 and payments of 325pm, giving coverage of 123%. Net loan 78,049 and payments of 320pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
969	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
July 16 direct debit returned unpaid and not made. August 16 payment missed. Overpayment of 397.03 made in September 16 which brought the account up to date. October 16 payment missed and November 16 paid, bringing account back in arrears by 1 month. December 16 and January 17 missed, which then took the account to 3 months in arrears. Full payment made in February 17 and account has been maintained since with no further issues. Reason for arrears is due to ill health from borrower 2. Account now fully up to date and maintained with no issues.
B
969	12 months PH	A	B	B	Risk	RISK.20	Vulnerability - Mental health
System notes dated 8th February 2017 confirms that borrower 2 has been ill and dealing with mental health issues. Doctors letter was unavailable as the borrower did not attend the doctors. Borrowers were unable to make payments at that time however, borrower 2 has now fully recovered and the account is now up to date. Lender system has not been marked as vulnerable.
B
971	12 months PH	B	C	B	Risk	RISK.36	Borrower whereabouts unknown
There are 3 separate accounts being administered and the PMS notes cover all the accounts. It is difficult to ascertain from the notes which comments refer to which loan, however from the notes it is evident that no actual contact has been made with the Borrower since 2014. None of the phone numbers the Lender has on record are active, letters have been ignored and 2 property callouts failed to make contact. This indicates that Borrower whereabouts are unknown. Note that repayments are being made and loan is currently not in arrears.
B
971	12 months PH	B	C	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit for August 2016 was returned unpaid on 4th August 2016, attempted to call Borrower but no actual contact made. Direct debit was paid when represented on 12th August 2016. Reason for late payment not ascertained as no actual contact made with Borrower.
B
971	12 months PH	B	C	B	Collections and Servicing	COLL.02	Contact and communication with borrowers not correctly conducted
A review of the account for last 36 months shows arrears of 1 month accrued September 2013 cleared by a cheque payment in December 2014. Also shows arrears of 1 month accrued May 2015 cleared by increasing CMS for 2 months in February 2016 and March 2016 (note this was done without Borrower consent).
B
974	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.89% (2 year discounted rate) and rental income 500pm. Gross loan 99,251 and payments of 404pm, giving coverage of 124%. Net loan 97,750 and payments of 398pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)
I
975	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Both borrowers subject to an Individual Voluntary Arrangement. Letter dated 16th July 2014 received from Mitchell Farrar enclosing a copy of their report. No further details seen. Repayments have been maintained and there are no arrears.
B
977	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Was slightly in arrears at end June 2016 (22) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 93. Borrower overpaid in September 2016 to reduce arrears (to 22) and then overpaid in January 2017 to clear arrears in full. Account currently up to date, no arrears. Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months.
B
981	12 months PH	A	C	C	Risk	RISK.30	BKO / IVA Post-Completion
Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
C
981	12 months PH	A	C	C	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and  unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017
B
981	12 months PH	A	C	C	Payment Performance	PAY.02	Arrears likely to Increase
Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017.  The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
C
983	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.19% (3 year fixed rate) and rental income 600pm. Gross loan 116,825 and payments of 525pm, giving coverage of 118%. Net loan 115,000 and payments of 497pm, giving coverage of 120%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 650pm) and rental coverage based on this discretion applied 128%.
I
985	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Missed August 2016 repayment. Borrower had moved to Australia and rents were to be lodged from letting agent. Minor issue resolved when contact made. Borrower made card payment to clear the arrears in October 2016. No current arrears.

B
986	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Payment profile is erratic as only 5 payments made in the last 12 months. Payments noted as missed in July, September, November 2016, January, March, April and June 2017. Where payments are being made these are in excess of the monthly payment due and put the account in credit, meaning that the overall arrears situation has not exceeded 1 month in arrears at any point. Currently in credit by 190.60, reason for arrears due to on-going depression and issues with ex spouse putting a strain on finances.
B
986	12 months PH	A	B	B	Risk	RISK.20	Vulnerability - Mental health	Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction	B
987	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower is not on a direct debit repayment method. He makes bank payments at a level slightly greater than CMS most months. When a reasonable overpayment amount accrues on the account he then misses repayments some months. This results in the account regularly going from overpayment into arrears, and then back to overpayment. It is an erratic way of operating the account but does not indicate that he is having financial difficulties making repayments. A review of the past 12 months shows the account had an accrued overpayment of 229.94 at the end of May 2016. He missed the June 2016 payment putting the account 21.24 in arrears. He then also missed the July 2016 payment leaving the account 272.42 in arrears. He subsequently made greater than CMS repayments consistently from August 2016 to May 2017 accruing an overpayment amount of 218.21. There is a small current arrears balance of 10.24 as he missed June 2017 payment. A review of the account and notes shows Borrower was up to 6 months in arrears during 2013/2014 but since December 2014 maximum MIA has been < 2 months.
B
987	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% (5 year fixed rate) and rental income 625pm. Gross loan 117,844 and payments of 524pm, giving coverage of 119%. Net loan 115,500 and payments of 514pm, giving coverage of 121%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 121% (within policy)
I
989	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.84% (2 year fixed rate) and rental income 685pm. Gross loan 138,551 and payments of 559pm, giving coverage of 122%. Net loan 135,800 and payments of 547pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
990	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments
Borrower is not on direct debit scheme but makes monthly Bank Payments. Account has accrued overpayment totalling 3,837.77 (Borrower has been making overpayments since November 2014). CMS is 331.37 and in the last 12 months the Borrower has been making fixed payments at 400pm. System shows double payments for January 2017 and March 2017 but missed payments for February 2017 and April 2017. This is purely a timing issue as the Borrower payment hit the account one day early (31st of the month)
B
994	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.79% (2 year fixed rate) and rental income 1,125pm. Gross loan 229,790 and payments of 917pm, giving coverage of 123%. Net loan 225,250 and payments of 899pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
996	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.99% and rental income 700pm. Gross loan 131985 and payments of 548.84pm, giving coverage of 127%. Net loan 130000 and payments of 540.58pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income figure supplied on valuers report and rental coverage based on this discretion is 136%.
I
998	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.24% and rental income 450 pm. Gross loan 84153 and payments of 367.47 pm, giving coverage of 122%. Net loan 82875 and payments of 361.88pm, giving coverage of 124%. Underwriting discretion applied to the rental income stated on valuation report by an increase of 50 pm and rental coverage based on this discretion applied 136%.
I
999	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 17 January 2005. Rate charged 4.94% for 2 years and rental income 1200pm. Gross loan 242816 and payments of 999.59pm, giving coverage of 120%. Net loan 237957 and payments of 979.59pm, giving coverage of 123%. Underwriting discretion applied of net loan and 50 pounds discretion and rental coverage based on this discretion applied 128%.
I
1000	12 months PH	A	B	A	Risk	RISK.50	Other Borrower Risk	A file note dated 27 March 2013 reflects that Borrower 1 has a joint mortgage with a third party who has been convicted of Financial Crime	B
1002	12 months PH	A	C	C	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.84% (2 year fixed rate) and rental income 860pm. Gross loan 173,435 and payments of 699pm, giving coverage of 123%. Net loan 170,000 and payments of 685pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
1002	12 months PH	A	C	C	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017
B
1002	12 months PH	A	C	C	Payment Performance	PAY.02	Arrears likely to Increase
Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017. The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
C
1002	12 months PH	A	C	C	Risk	RISK.30	BKO / IVA Post-Completion
Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
C
1003	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
Land registry search dated 3rd August 2017 shows Unilateral Notice registered 2nd October 2013 in respect of the manorial rights of the  Lord of the Manor of West Derby. Beneficiary shown as Morion 1 Ltd and Morion 2 Ltd as nominees for the Marquess of Salisburys Estates.
B
1006	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 4.99% for 2 years and rental income 550pm. Gross loan 105846 and interest only payments of 440.14 pm, giving coverage of 124%. Net loan 105811 and payments of 439.99pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 136%.
I
1010	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.29% and rental income 650pm. Gross loan 118334 and payments of 521.66 pm, giving coverage of 125%. Net loan 117500 and payments of 517.97 pm, giving coverage of 125%. Underwriting discretion applied by adding 50pm to rental income figure supplied on valuers report and rental coverage based on this discretion applied 134%.
I
1011	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 450 pm. Gross loan 81133 and payments of 348.20 pm, giving coverage of 129%. Net loan 79900 and payments of 342.90 pm, giving coverage of 131%. Underwriting discretion applied by applying the net loan only , excluding fees, to achieve rental coverage
I
1012	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail 14th October 2010 and 8th April 2011. Returned mail indicator placed against the account on 14 October 2010. No further action taken, account up to date.	B
1014	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Partial Bank Payment made amounting to 95.74 on 30 June 2017. Expected payment should have been 122.79 creating an arrears balance of 27.05 as at 30 June 2017. Reason for underpayment unknown	B
1017	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 525pm. Gross loan 94937 and payments of 407.44 pm, giving coverage of 128%. Net loan 93500 and payments of 401.27pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.
I
1017	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail noted on the 15 September 2016. No further action has been taken to establish any inconsistency with address or the borrowers correct whereabouts thereafter	B
1019	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Borrower 1 was declared bankrupt dated 8th July 2013. Baker Tilly Creditor Services LLP appointed as Trustees. Bankruptcy still in progress. This has had no impact on the operation of the account which has never been in arrears since origination. Updated bankruptcy report dated 20th October 2016 states that this property is on the market for sale with asking price of 160,000. Outstanding account balance is 82,012. Note current LTV according to Halifax Index is 59% so good equity buffer.
B
1022	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated May2006. Rate charged 4.84% for 2 years and rental income 775pm. Gross loan 156095 and payments of 629.58pm, giving coverage of 123.09%. Net loan 153000 and payments of 617.10pm, giving coverage of 125.60%. Underwriting discretion applied whereby the net advance was used and rental coverage based on this discretion applied 125.60%.
I
1025	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Arrears of 29.60 as at 1August2016. 100 payment made 31August20016 which left arrears at 101.48 after August payment taken. September payment due was 153.69 and borrower paid 154 on 3October 2016. Subsequent payments made but were made late with arrears as at 28June2017 70.32. Arrears have not increased by more than 1 month in the past 12 months.
B
1027	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	As per system notes from April 2015, 260 ground rent debited. No further details found.	B
1030	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail noted on the 15 September 2016. No further action has been taken to assess reasons for returned mail or establish the borrowers correct whereabouts	B
1030	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 525pm. Gross loan 94937 and payments of 407.44 pm, giving coverage of 128%. Net loan 93500 and payments of 401.27pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.
I
1031	12 months PH	A	B	B	Risk	RISK.36	Borrower whereabouts unknown	Returned mail received relating to borrower on 14 February 2017. No further attempt has been made to establish the borrowers correct whereabouts	B
1031	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.89% and rental income 550 pm. Gross loan 112701 and payments of 459.26 pm, giving coverage of 119%. Net loan 110457 and payments of 450.11 pm, giving coverage of 122%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 130%.
I
1031	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Sub account 1 due payment in February 2017 187.86 no payment received .Arrears at 28 February 2017 187.86. Arrears cleared in full on 1 March 2017 by way Bank Payment

Sub account 1 due payment in May 2017 187.93. Payment received 187.86 by way of Bank Payment .Arrears at 31 May 2017 amounted to 0.07

Sub account 1 due payment in June 2017 187.93. Payment received 187.86 by way of Bank Payment .Arrears at 30 June 2017 amounted to 0.14

It could not be established reasons for late payment however the loan has not been serviced by way of direct debit since January 2017
B
1032	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
Returned mail 23rd August 2016 and 23rd November 2016 with change of address actioned on 10th September 2014 . No further action taken to establish the borrowers correct address or whereabouts, however account up to date.
B
1034	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned mail 7 February 2017 relating to borrowers 1 and 2. No further action has been taken to establish the borrowers correct correspondence address or whereabouts details	B
1034	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	A bankruptcy order against Borrower 2 has been registered on 3 May 2016. This has had no impact on the running of the account as payments being fully met	B
1035	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 25th May 2006. Rate charged 4.89% for 5 years and rental income 1610pm. Gross loan 319252 and payments of 1300.95pm, giving coverage of 123%. Net loan 314500 and payments of 1281.58pm, giving coverage of 125%. Underwriting discretion applied based on net advance and rental coverage based on this discretion applied 125%.
I
1039	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.89% and rental income 1250pm. Gross loan 153599 and payments of 625.92 pm, giving coverage of 127%. Net loan 151295 and payments of 616.52pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 135%.
I
1041	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.84% and rental income 700pm. Gross loan 114785 and payments of 558.62 pm, giving coverage of 125%. Net loan 114750 and payments of 558.45pm, giving coverage of 125%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 134%.
I
1045	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Underwriting has been based on the valuation figure rather than the lower purchase price. Original LTV has been changed to 85% from 79.07% based on the Purchase Price of 80k and not the Valuation figure of 86k.
B
1046	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment.  Direct Debit recalled in January and February 2017 but paid upon representation.  Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months.  Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio.  Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings.  This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow.  Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
B
1051	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered on 12th October 2010 for Borrower 2, reason unknown. Account has been in credit since 5th March 2010 and there have been no further issues with the performance of the account. Letter was received from Insolvency Service on 30th September 2013 stating they are applying to the Land Registry which when accepted will result in their interest in the property being removed form the register.
I
1051	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
1056	12 months PH	A	B	B	Risk	RISK.01	Underwriting Issue	Lending has been assessed using the valuation figure of 216000 giving a loan to value of 80%. The purchase price is lower at 205000 which would take the lending to 85%.	B
1056	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit for June 2017 returned unpaid, reason unknown. Borrower 1 and Borrower 2 contacted, Direct Debit was successfully represented 7th July 2017 and a further card payment was made by Borrower 2 on 17th August 2017 to bring account fully up to date. No evidence of future issues arising.
B
1061	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Was slightly in arrears at end June 2016 (56) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 172. Borrower overpaid in September 2016 to reduce arrears (to 54) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 185). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
B
1062	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 4.89% for 2 years and rental income 550 pm. Gross loan 110,709 and payments of 451.14 pm, giving coverage of 122%. Net loan 107,97 and payments of 439.99 pm, giving coverage of 125%. Underwriting discretion applied to Net Loan provides adequate cover of 125%.
I
1063	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Borrower 1 has an IVA which appears to relate to his property portfolio.  Notes indicate there are around 60 in total.  Note mentions that a creditors meeting took place on the 29th June 2016. Lender sent Proof of Debt letters to PJG Recovery on the 28th October 2016 re IVA Claim regarding accounts 09450J-10248 and 09450D-10247. Borrower 2 has an IVA with a creditors meeting held on the 22nd June 2016.  Lender appears to have exposure to 17 accounts.  Lender has submitted Proof of Debt Letter to PJG Recovery Practitioners on the 15th August 2016.

This action appears to relate to Borrowers property portfolio in Northern Ireland and has had no impact on the payment performance of the loan under review.
B
1064	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 127,600 rate 4.89% for 2 years and payments of 533.11pm, giving rental coverage of 106%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1065	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.89% (2 year fixed rate) and rental income 690pm. Gross loan 138,755 and payments of 565pm, giving coverage of 122%. Net loan 136,000 and payments of 554pm, giving coverage of 124%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 740pm) and rental coverage based on this discretion applied 131%.
I
1065	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Missed August 2016 repayment. Borrower had moved to Australia and rents were to be lodged from letting agent. Minor issue resolved when contact made. Borrower made card payment to clear the arrears in October 2016. No current arrears.

B
1071	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
Note in file dated 27th April 2017 stating that Borrower 1 has moved house in the previous 6 months due to divorce.  Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system. No further action taken, account up to date.
B
1073	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit for September 2016 returned unpaid due to insufficient funds in bank.  Borrower contacted and he advised unpaid due to funds not transferred on time.  Direct Debit successfully re-presented 5th October 2016.
Direct Debit for December 2016 returned unpaid due to insufficient funds in bank.  Borrower contacted and advised that he was off work on unpaid leave for two months but returned to work in January 2017.  Customer stated he had no financial issues for lender to be concerned about.  Card payment made 30th December 2016.  Account fully up to date with no issues since.
B
1077	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84% (2 year fixed rate) and rental income 700pm. Gross loan 116,914 and payments of 568.98pm, giving coverage of 123%. Net loan 116,280 and payments of 568.98, giving coverage of 123%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 750pm) and rental coverage based on this discretion applied 131%.
I
1081	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January and February 2017 but paid upon representation. Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
B
1084	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 4.89% for 2 years and rental income 550 pm. Gross loan 110,774 and payments of 451.40 pm, giving coverage of 122%. Net loan 107,975 and payments of 439.99 pm, giving coverage of 125%. Underwriting discretion applied to Net Loan provides adequate cover of 125%.
I
1085	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 197,200 rate 5.04% for 2 years and payments of 828.24 pm, giving rental coverage of 96.59%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria as coverage is only 108%.
B
1087	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct Debit recall 29th June 2017 putting account one month in arrears. Notes indicate that direct debit due to recollect on the 7th July 2017.	B
1090	12 months PH	A	C	A	Risk	RISK.41	Complaint (not PPI)
Complaint on PMS notes confirm that the borrower was disputing the Right to Consolidate. Complaints team responded on 19th July 2017 confirming the matter is now closed and should be borrower wish to complain further, they should contact the FOS. Complaint closed 19th July 2017.
C
1091	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Borrower entered into an IVA May 2014 nominees are McCambridge Duffy. Reason for financial difficulties unknown. No further information on file. No affect on past or future payments.	B
1092	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 3 years and 1 month and rental income 500pm. Gross loan 90370 and payments of 405.91 pm, giving coverage of 123.18%. Net loan 89000 and payments of 399.76 pm, giving coverage of 125.07%. Underwriting discretion applied net loan and rental coverage based on this discretion applied 125.07%.
I
1093	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Notes on system indicates that both borrowers are going through bankruptcy. Although further notes indicate that the bankruptcy is for borrower 1. Date for bankruptcy on system is 9th June 2009. Financial difficulties have been stated for reason for bankruptcy due to tenants not paying and also being taken to court by another lender. Account does not appear to be affected by this and has not dropped into arrears for at least the last 5 years.
I
1096	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.25% for 2 years and rental income 450pm. Gross loan 77682 and payments of 491.75 pm, giving coverage of 91.51%. Net loan 76000 and payments of 349.98 pm, giving coverage of 128.56%. Underwriting discretion applied by using net loan discretion and rental coverage based on this discretion applied 128.56%.
I
1098	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
No evidence of rental income shown on valuation report or anywhere else on file or system. The lender is aware that there is no rental income proof on file as there is no data available. Unable to make any assessment as to whether this fits criteria.
B
1099	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
System notes confirm that the Borrower was declared bankrupt in 2009. Borrower went into construction business in 2007. However, there was a downturn in sector and the business failed. Borrower also had a costly court case with Handelsbanken which they lost. Account has been fully maintained with no issues since June 2014.
I
1099	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
System notes dated 11th December 2012 confirm that United Trust bank have a 2nd charge on some of the properties held by the lender within the borrowers portfolio. These properties are held in equitable trust for the benefit of the borrowers spouse and children and therefore any future action, if the borrower defaults again, will be complicated. The title deeds for this property confirm that a charge is registered on the 9th March 2009 of which the beneficiary is the United Trust Bank.
B
1100	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v 10.2 dated 21st May 2007. Rate charged 5.79% for 5 years and rental income 580pm. Gross loan 118,428 and payments of 571.42pm, giving coverage of 101.5%. Net loan 116,580 and payments of 562.49pm, giving coverage of 103.1%. Underwriting discretion applied of additional 50pm rental income and an experienced landlord and rental coverage based on this discretion applied - 110.2%.
I
1101	12 months PH	A	B	B	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 130000 rate 5.54% for 5 years and payments of 600.17 pm, giving rental coverage of 108.30%. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria. No evidence suggests that rental coverage of 110% could be used.
B
1101	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Current Monthly instalments July August 2016 248.25. September 2016 to April 220.94. May to June 2017 220.90. Payments made July 2016 direct debit rejected no payments made. August 2016 248.25 paid. September 2016 151.47 paid. October 2016 461.88 payment made which cleared arrears. November 2016 240.94 paid. December 2016 200 paid. January 2017 280.94 paid. February 2017 no payment made. March 2017 230.94 paid. April 2017 230.94 paid. May 2017 230.94 paid. June 2017 230.94 paid. Account at cut off was in arrears of 101.14 less than one month. Unable to confirm reason for arrears as the borrower has been in and out of arrears for at least several years. Borrower is currently making bank payments and payments are erratic. However, over last 12 months arrears have been less than 12 months and last few months the borrower has been making over payments. There are no arrangements to pay on the system.
B
1101	12 months PH	A	B	B	Risk	RISK.21	Vulnerability - Physical health
System notes dated 9th May 2017 under borrower 1 confirms that borrower has been identified as being vulnerable following a field agent visit. The note does not clarify if this is borrower 1 or 2 and does not clarify why they have been identified as vulnerable. A VCI critically ill flag has been placed on the system dated 9th May 2017.
B
1101	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
System note 12th June 2014. confirms that Borrower 2 has been identified as bankrupt. A bankruptcy flag was placed on the system 23rd May 2014. This does not appear to have affected the performance of the account. However, borrower paying by bank payments which are sometimes erratic.
B
1102	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.74% for 3 years and rental income 550 pm. Gross loan 80634 and payments of 506.79 pm, giving coverage of 108%. Net loan 80000 and payments of 382.67 pm, giving coverage of 143.73%. Underwriting discretion applied using net loan underwriter discretion and rental coverage based on this discretion applied 143.73%.
I
1103	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 895pm. Gross loan 174285 and payments of 732 pm, giving coverage of 122.27%. Net loan 170000 and payments of 714 pm, giving coverage of 125.35%. Underwriting discretion of net loan used and rental coverage based on this discretion applied 125.35%.
I
1106	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
On the 27th April 2017 there is a note on file stating that Borrower 1 has moved house in the previous 6 months due to divorce.  Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system.
B
1106	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May2006. Rate charged 4.89% Fixed for 2 years and rental income 425 pm. Gross loan 90,542 and payments of 368.96 pm, giving coverage of 115%. Net loan 88,300 and payments of 359.82 pm, giving coverage of 118%. Underwriting discretion applied with 50 added to valuers figure of 475.00 (calculation on new monthly rental figure of 525.00 pm) and rental coverage based on this discretion applied 142%.
I
1108	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.54% for 5 years and rental income 475pm. Gross loan 88847 and payments of 410.18 pm, giving coverage of 115.80%. Net loan 87500 and payments of 403.96 pm, giving coverage of 117.58%. Underwriting discretion applied using both net loan and 50 and rental coverage based on these discretions applied 129.96%.
I
1114	12 months PH	A	B	A	Risk	RISK.20	Vulnerability - Mental health
A PMS note dated 8th August 2014 states that one of the joint Borrowers is on anti-psychotic drugs and has episodes that lead Borrower to take significant risks. No mental health or vulnerable Borrower flag on account.
B
1118	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy
System note dated 19th January 2015 states that borrower 2 has confirmed that they are living in this property and paying rent of 157 per month to borrower 1. Lender has made them aware of breach. Borrower 2 stated that they could live with daughter or mother if needs be. There is no further information to confirm whether borrower 2 has moved out of the security or not.
B
1121	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Missed payments in October 2016, January 2017 and April 2017. However, double payments made in November 2016, March 2017 and May 2017. Currently in arrears by 394.36 as system does not confirm if June 2017 payment has been made. System cut off is 28th June 2017 and therefore unable to confirm if this is a genuine arrears figure or if the borrower paid before end of the month. Borrower making bank payments. System notes confirm that the lender has requested the borrower to make payments via direct debit to ensure payments are made on time however, the borrower has declined this payment method and has continued to make bank payments. Arrears do not appear to be likely to increase, borrower does not appear to be under any financial strain. Reason for erratic payments are due to payment method.
B
1124	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 700pm. Gross loan 135078 and payments of 567.33 pm, giving coverage of 123.38%. Net loan 131750 and payments of 553.35 pm, giving coverage of 126.50%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 126.50%.
I
1128	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower had historic 7 months of arrears of 3471.62 by July 2016. A part payment was made in July 2016.  Arrears were cleared in August 2016. Another part payment was made in September 2016 leaving an arrears balance of 30.57 less than one month in arrears. A slight overpayment was made in October 2016 leaving an arrears balance of 21.90. Arrears were then cleared in full November 2016. Again, slight overpayments were made in both December 2016 and January 2017. Part payments were made in February 2017 leaving arrears at 205.48 and in March 2017 leaving the arrears balance at 204.44. Overpayments were made in March and April 2017 leaving arrears at 190.40 in April and 176.33 in May. A further underpayment was made in June 2017 leaving arrears at 313.26 less than one month in arrears. System information cuts off 30th June 2017 and therefore unable to confirm if further payments were made on this day. System notes dated 1st August 2016 confirm that previous tenants left without notice leaving property vacated and untenanted for some time. Borrower was also waiting on new tenants to receive expected housing benefits. However, system notes dated 9th May 2017 confirm that tenants are in process of having benefits changed. System notes dated 2nd June 2017 confirm that borrower is having issues with tenants. Lender has advised borrower to pay via direct debit so that payments can be made on time however the borrower has declined. Due to uncertainty of the issues with tenants and due to borrower making bank payments it is unlikely that the arrears will improve.
B
1128	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21st May 2007. Rate charged 6.14% for 2 years and rental income 500 pm. Gross loan 98384 and payments of 642.34 pm, giving coverage of 78.84. Net loan 97750 and payments of 500.15 pm, giving coverage of 99.97%. Underwriting discretion applied by using 50 discretion and using the net loan gives rental coverage based on both discretions applied 110%.
I
1134	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 24 May2006. Rate charged 5.79% for 5 years and rental income 525pm. Gross loan 92400 and payments of 445.83pm, giving coverage of 118%. Net loan 91000 and payments of 439.07pm, giving coverage of 120%. Underwriting discretion of net loan and rental coverage based on this discretion applied 120%.
I
1135	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.29% for 2 years and rental income 475pm. Gross loan 87528 and payments of 385.85pm, giving coverage of 123%. Net loan 86200 and payments of 380pm, giving coverage of 125%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 125%.
I
1140	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.84% for 2 years and rental income 625pm. Gross loan 127101 and payments of 512.64pm, giving coverage of 122%. Net loan 123967 and payments of 500pm, giving coverage of 125%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 125%
I
1142	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.99% for 3 years and rental income 585pm. Gross loan 94390 and payments of 471.16pm, giving coverage of 124%. Net loan 93756 and payments of 467.99pm, giving coverage of 125%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 125%.
I
1143	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail 31 August 2016 however account up to date and no issues.	B
1144	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January and February 2017 but paid upon representation. Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
B
1147	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.79% for 5 years and rental income 495pm. Gross loan 86809 and payments of 418.85pm, giving coverage of 118%. Net loan 85492 and payments of 412.50pm, giving coverage of 120%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 120%.
I
1148	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered on 7 October 2010  Trustees at David Rubin and Partners LLP.   Borrower has arranged to purchase interest in property from Trustees and will maintain loan repayments himself. SPO of 800.00 agreed.  Account now up to date and no issues.
I
1148	12 months PH	A	B	B	Risk	RISK.01	Underwriting Issue
Offer Document your mortgage requirements quotes the Loan to Value as 76.5 per cent.  Loan Amount 382500 and valuation 450000.00 is 85 per cent Loan to Value.   The purchase price of property was 500000.00.  This indicates that the Loan to Value quoted has been calculated on the purchase price and not the Valuation Price as required.
B
1148	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower makes Direct Bank Payment.  Payment missed in June 2016 and overpayment in July 2016 bringing account up to date and into credit by 4.85.  Note on file advises that third party overlooked this payment.  DD mandate recommended by Lender. Loan account remains in credit 4.85 to date.
B
1150	12 months PH	A	C	A	Risk	RISK.36	Borrower whereabouts unknown
The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.
B
1150	12 months PH	A	C	A	Risk	RISK.89	Other Property Risk
June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (ground floor window rot, shower does not work, broken locks, mould and woodlice) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
B
1151	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.09% for 2 years and rental income 495pm. Gross loan 95,261 and payments of 404pm, giving coverage of 122%. Net loan 93,359 and payments of 396pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.
I
1152	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy Registered 6 June 2012 for Borrower 1 reason unknown.  Account was up to date and with choices credit balance at the time of bankruptcy and thereafter.  Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.
B
1155	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 2 years and rental income 7,800 pm. Gross loan 116,506 and payments of 523.31 pm, giving coverage of 124%. Net loan 114,750 and payments of 515.41 pm, giving coverage of 126%. Underwriting discretion applied using the net loan amount.
I
1158	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 110346 rate 5.99% for 2 years and payments of 559.34 pm, giving rental coverage of 107%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1159	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Borrower pays by Direct Bank Payment. Late payment in February 2017 and April 2017 were made at the beginning of the following months and included in that monthly payment. Account in credit of 1.52 and currently up to date with no further issues
B
1159	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.94% for 2 years and rental income 550pm. Gross loan 107379 and payments of 442.04pm, giving coverage of 124.42%. Net loan 104726 and payments of 431.12pm, giving coverage of 128%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 128%.
I
1160	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.24% for 2years and rental income 600pm. Gross loan 112133 and payments of 489.65pm, giving coverage of 123%. Net loan 109900 and payments of 479.90pm, giving coverage of 125%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 125%.
I
1162	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Erratic payment profile with missed, late and over payments. Direct Debit recalled twice in September 2016 and eventually paid at beginning of October. October 2016 payment not paid and resulted in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January February and March 2017 but paid upon representation. Direct Debit recalled in April and paid by Bank Payment with additional 5.00 pounds. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
B
1165	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.34% for 5 years and rental income 450pm. Gross loan 89862 and payments of 399.89 pm, giving coverage of 113%. Net loan 88500 and payments of 393.82 pm, giving coverage of 114%. Underwriting discretion applied of 50.00 additional rental income and net loan figure and rental coverage based on this discretion applied 127%.
I
1168	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21 May 2007. Rate charged 5.24% for 2 years and rental income 550pm. Gross loan 117397 and payments of 512.63pm, giving coverage of 107%. Net loan 114500 and payments of 499.98pm, giving coverage of 110%. Underwriting discretion applied of net loan figure used and rental coverage based on this discretion applied 110%.
I
1169	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.19% for 2 years and rental income 600pm. Gross loan 113253and payments of 489.82pm, giving coverage of 122%. Net loan 110457 and payments of 477.73pm, giving coverage of 126%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 126%.
I
1172	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
August 2016 payment 174.89 returned unpaid on 2 occasions. September 2016 payment 156.41 returned unpaid and paid on representation. October 2016 payment 156.41 returned unpaid and paid on representation. November 2016 to February 2017 payments made satisfactorily and card payment 174.89 made February 2017 to clear arrears. Payments satisfactorily made since then.
B
1172	12 months PH	A	B	B	Risk	RISK.55	Title - Other Charges	Land registry search dated 24th July 2017 shows equitable charges created by charging orders in favour of Salford City Council dated 3rd June 2014, 10th June 2014 and 21st October 2015.	B
1172	12 months PH	A	B	B	Risk	RISK.89	Other Property Risk
File notes dated 20th June 2017 show that an Improvement Notice was issued by Salford City Council and copied to the lender. The lender sent a copy of the notice to the borrower requesting that the issue be rectified. File notes do not clarify the nature of the issue. The borrower advised the lender that the council had advised him that the Improvement Notice had been issued in error. Lender has asked for written confirmation. Last file note dated 11th July 2017. (File notes show a previous Improvement Notice served on 27th January 2012 was withdrawn on completion of required works.)
B
1173	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.34% for 2 years and rental income 475pm. Gross loan 87562 and payments of 389.65pm, giving coverage of 122%. Net loan 85393 and payments of 380pm, giving coverage of 125%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied XXX%.
I
1175	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.04% for 2 years and rental income 360pm. Gross loan 70,319 and payments of 295.34pm, giving coverage of 121.89%. Net loan 68,570 and payments of 287.99pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.
I
1176	12 months PH	A	C	A	Risk	RISK.09	Potential Shortfall
There is a Compulsory Purchase Order on the secured property from the Council, which is inclusive of compensation. Notes in June 2017 indicate there is a secured balance of 68,683.77, an offer of 56,500 and a shortfall of 12,183.77. There is a covering letter on file saying the borrower has 2 other buy to let properties, both in negative equity, and a third property in which her son lives, also in negative equity. There appears to be no tenant in the property but the borrower is covering the payments from her own resources. There is regular contact with the borrower who is co-operating but, at present, there is no indication as to how the shortfall will be addressed.
C
1176	12 months PH	A	C	A	Risk	RISK.64	Property Abandoned / Empty	Notes in system suggest the property is empty. In any case, there is a Compulsory Purchase Order on the security.	B
1177	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Was slightly in arrears at end June 2016 (52) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 161. Borrower overpaid in September 2016 to reduce arrears (to 50) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 171). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
B
1178	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.24% for 2 years and rental income 4,800 pm. Gross loan 74,091 and payments of 323.53 pm, giving coverage of 124%. Net loan 72,250 and payments of 315.50 pm, giving coverage of 126.8%. Underwriting discretion applied using the net loan amount.
I
1184	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.24% for 2 years and rental income 875pm. Gross loan 163,235 and payments of 712.79pm, giving coverage of 122.7%. Net loan 160,000and payments of 698.66pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.
I
1185	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 6.34% for 5 years and rental income 450 pm. Gross loan 69,484 and payments of 367.11 pm, giving coverage of 122%. Net loan 68,850 and payments of 363.75 pm, giving coverage of 123.7%. Underwriting discretion applied adding 50.00 to valuation rental figure of 450, (now using 500 pm rental income) and rental coverage based on this discretion applied of 136%.
I
1185	12 months PH	A	B	A	Risk	RISK.21	Vulnerability - Physical health
Field visit made to Borrower 1 on 11th November 2016 to review property portfolio.  Borrower 1 has recently underwent heart surgery and was concerned as to what would happen to portfolio in the event of his death. It was recommended that he make a Will, although Borrower 1 was having difficulty appointing a solicitor to act on his behalf.  Borrower 1 was reminded that some of his loans were in joint names with Borrower 2.
B
1187	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The borrower had 2 rejected direct debits for 247.15 on 28 February and 247.15 on 28 March 2017 . The outstanding sums were reduced by Bank Payment of 200 on 31 March and Bank Payment 294.40 on31 May 2017.The borrower made a partial Bank Payment of 95.74 on 30 Jun 2017 reducing arrears to 151.51.No arrears of greater than 1 month have occurred at any one time during the last 12 months . Irregularity of payment is caused by the borrowers poor cash flow position as a result of rent voids
B
1187	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.14% and rental income 800pm. Gross loan 148147 and payments of 634.56 pm, giving coverage of 126%. Net loan 144500 and payments of 618.94 pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 133%.
I
1188	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
July 2016 mortgage is already 4 moths in arrears, a reduced payment of 188 was made in July 2016 and 100 made in August 2016 reaching 6 months in arrears. One additional payment made in October 2016 to clear the arrears. Reduced payments of 125 was received in March 2017 and 20 received in April 2017. Although a 198.18 payment made in May 2017, in June 2017 just 6.82 paid. So that mortgage went 2 months in arrears. During life of mortgage there has been a history of payment problems, recent reason for arrears due to prioritising other commitments. Recent field agent visit completed an income and expenditure which shows surplus available to clear arrears in full, however borrower wants extra time to do this, lender has declined this. Borrower has not accepted this and has stated will clear arrears in next 3 weeks. Property is also under offer although delay in sale as borrower is needing to purchase/extend the lease.
B
1192	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy registered 19 December 2009 At Bournemouth CC Ref 1195/2009 No information on file which Borrower this relates to.  The loan was up to date prior to bankruptcy but from June 2010 arrears started to build up.  Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.
I
1195	12 months PH	A	C	A	Risk	RISK.41	Complaint (not PPI)
Borrower was making overpayments from December 2008. Choices cancelled March 2017 and refund of 24K sent to customer 8th of March 2017. As shown in notes borrower complaint found after manager changes.
C
1197	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges
Notice of Payment of Repairs Grant of 1597.96 by East Lothian Council has been registered 6th of June 2006, conditions to be observed for 5 years from 2th of February 2006, so possible charge has expired.
B
1198	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2.  dated 21st of May 2017. Rate charged 5.54% for 5 years and rental income 500pm. Gross loan 92,780 and payments of 428.33pm, giving coverage of 117%. Net loan 91,375 and payments of 421.83pm, giving coverage of 118%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 128%.
I
1201	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Missed payment in September 2016 but made a double payment by card in October 2016 to clear arrears. April 2017 paid 3 days late by card.	B
1202	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debit for May2017 returned unpaid however, the payment was made the following month. No other issues on the account.	B
1207	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.94% for 2 years and rental income 825pm. Gross loan 135,864 and payments of 672.53pm, giving coverage of 123%. Net loan 133,200 and payments of 659.34pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 125%.
I
1207	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Notice of payment of Repairs Grant of 3709.93 by Glasgow City Council registered 17th of November 2006, conditions to observed for 5 years from 12th of July 2006.	B
1212	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21st of May 2017. Rate charged 5.34% for 2 years and rental income 500pm. Gross loan 100,228 and payments of 446.01pm, giving coverage of 112%. Net loan 97,750 and payments of 434.98pm, giving coverage of 115%. Underwriting discretion applied of additional 50 pounds making rental income of 550 and based on net loan rental coverage based on this discretion applied 125%
I
1215	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 datedv21st May 2017. Net loan 95,000 rate 6.34% for 3 years and payments of 501.91pm, giving rental coverage of 99.62%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1215	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	System shown Bankruptcy dated 30 December 2014, letter on file, although no further details known. However account reviewed and payment history does not have any issues.	B
1217	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.19% for 2 years and rental income 500pm. Gross loan 91481 and interest only payments of 395.66 pm, giving coverage of 126%. Net loan 89250 and payments of 386.00pm, giving coverage of 129%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 139%.
I
1220	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 525pm. Gross loan 95837 and payments of 410.50pm, giving coverage of 127%. Net loan 93500 and payments of 400.49Xpm, giving coverage of 131%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 131%.
I
1225	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24 May 2006. Net loan 101000 rate 5.94% and payments of 507.45 pm, giving rental coverage of 108%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1227	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 500pm. Gross loan 91481 and payments of 391.84pm, giving coverage of 127%. Net loan 89250 and payments of 382.28Xpm, giving coverage of130%. Underwriting discretion applied using net loan payments and rental coverage based on this discretion applied 130%.
I
1228	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 520pm. Gross loan 91481 and payments of 407.09 pm, giving coverage of 127%. Net loan 89250 and payments of 397.16pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.
I
1232	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.19% for 2 years and rental income 950pm. Gross loan 169928 and payments of 770.34 pm, giving coverage of 123%. Net loan 165750 and payments of 716.86pm, giving coverage of 132%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 132%.
I
1234	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 495pm. Gross loan 94762 and payments of 405.90 pm, giving coverage of 121%. Net loan 92451 and payments of 395.99pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to rent and rental coverage based on this discretion applied 134%.
I
1237	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit returned for on 3 October 2016 for 108.62 which relates to Septembers due payment. The Direct Debit has been represented with success on 11 October 2016. A nil arrears balance applies for this period. Reason for returned Direct Debit is unknown
B
1237	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.99% for 3 years and rental income 450pm. Gross loan 63918 and payments of 372.32 pm, giving coverage of 120%. Net loan 63600 and payments of 370.47pm, giving coverage of 121%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 134%.
I
1238	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.84% for 3 years and rental income 500pm. Gross loan 74000 and payments of 421.80 pm, giving coverage of 118%. Net loan 73900 and payments of 421.30pm, giving coverage of 118%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 130%.
I
1239	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.94% for 2 years and rental income 700pm. Gross loan 137648 and payments of 566.65pm, giving coverage of 124%. Net loan 134527 and payments of 553.80pm, giving coverage of 127%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 127%
I
1240	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct Debit Payment due on 30 July 2016 , 101.92 returned unpaid . Direct Debit represented 9 August 2016. Arrears amounted to one month. Reasons for late payment is unknown	B
1240	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.84% for 3 years and rental income 375pm. Gross loan 52665 and payments of 300.19 pm, giving coverage of 124%. Net loan 52630 and payments of 299.99pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 141%.
I
1241	12 months PH	B	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	July 2016 missed however, this was paid in August 2016. No further issues and account is fully up to date.	B
1241	12 months PH	B	A	B	Collections and Servicing	COLL.07	Other servicing issue
Field agent visits took place twice after the borrower had cleared the arrears in full in February 2016. Fees of 54 and 66 were applied to the account in March 2016. System notes dated 23rd March 2016 indicate that the Field Agent should have confirmed with the lender that the arrears were cleared prior to carrying out the visit however, the borrower was still charged.
B
1244	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
As per lender notes from April 2017, bankruptcy related to borrower 3. A letter was received advising insolvency service had prepared a report to the creditors. No further details but payments have not been affected.
B
1245	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 1200pm. Gross loan 217812 and payments of 932.96pm, giving coverage of 128%. Net  loan 212500 and payments of 910.20pm, giving coverage of 132%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 132%.
I
1249	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 450pm. Gross loan 78447 and payments of 349.09pm, giving coverage of 128%. Net loan 76500 and payments of 340.42 pm, giving coverage of 132%. Underwriting discretion applied using the net loan to calculate rental coverage. Based on this discretion applied 132%.

I
1254	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 3 years and rental income 425pm. Gross loan 57600 and interest only payments of 335.52pm, giving coverage of 126%. Net loan 57600 and payments of 335.52pm, giving coverage of 126%. Underwriting discretion applied by adding 50 to monthly rental income to calculate rental coverage. Based on this discretion applied 141%.
I
1255	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.59% for 2 years and rental income 1095pm. Gross loan 217806 and interest only payments of 1014.61pm, giving coverage of 107%. Net loan 212494 and payments of 989.86pm, giving coverage of 1106%. Underwriting discretion applied by using the net loan for rental coverage. Based on this discretion applied 110%. In line with BTL 110% coverage product
I
1256	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower 1 and Borrower 2 Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
1256	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion	Joint IVA registered on lender system for both borrowers on 29 January 2013 . IVA appointed 29 November 2014. no further detail available	B
1257	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
August 2016 instalment paid late by card on 16th September 2016 as both the first DD request and second DD request failed. September 2016 instalment paid late by card on 14th October 2016 as both the first DD request and second DD request failed. October instalment not paid and November paid late which put the account 2 months in arrears as at the end of November 2016. The Direct Debit for November 2016 was represented  on 7th December 2016 and collected which put the account back to only one month in arrears and a card payment was then made on 13th December 2016 to clear the remaining arrears. Late payment February 2017 collected on 9th March 2017 when the Direct Debit was represented. Since then all payments have been made on time by Direct Debit with no further issues.
B
1259	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.64% for 2 years and rental income 500pm. Gross loan 91800 and interest only payments of 431.46pm, giving coverage of 115%. Net loan 90000 and payments of 423pm, giving coverage of 118%. Underwriting discretion applied by using the net loan coupled with 50 to monthly rental  income for rental coverage. Based on this discretion applied 130%.
I
1260	12 months PH	A	A	A	Risk	RISK.30	BKO / IVA Post-Completion
The loan is held in the name of a limited company . The director of the limited company supplied a personal guarantee for the loan . This has been compromised by the directors bankruptcy which has been registered after completion of the loan on 7 September 2010
I
1262	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 dated 21 May 2007. Net loan 157250 rate 5.34 per cent for 2 years and payments of 699.76pm, giving rental coverage of 113%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1264	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.59% for 2 years and rental income 500pm. Gross loan 871250 and interest only payments of 405.86pm, giving coverage of 123%. Net loan 85000 and payments of 395.95pm, giving coverage of 126%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 135%.
I
1266	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 375pm. Gross loan 71789 and interest only payments of 307.50pm, giving coverage of 121%. Net loan 70039 and payments of 300pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 138%.
I
1267	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.69% for 3 years and rental income 350pm. Gross loan 51300 and interest only payments of 286 pm, giving coverage of 122%. Net loan 51300 and payments of 286pm, giving coverage of 122%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 139%.
I
1270	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail; Incorrect Mailing Address indicator recorded 29th August 2015. No further action taken, account up to date.	B
1271	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Significant arrears historically but only 3 late payments in the last 12 months, all paid within 7 days, regular overpayments have led to account payments being 2 payments ahead of schedule.	B
1274	12 months PH	A	A	B	Payment Performance	PAY.05	Account in Credit - Payment Missed/Partial Payments	Direct Debit Rejected May and June 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months	B
1276	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 dated May 2007. Net loan 450,000 rate 5.54% for 15 years and payments of 2,129.44pm, giving rental coverage of 80%. Coverage should be 110% minimum, or 120% if not an experienced landlord. Using underwriters discretion the rental coverage still does not meet criteria.
B
1283	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated May 2006. Net loan 127,457.00 rate 5.19% for 20 years and payments of 565.03pm, giving rental coverage of 106%. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria. Lending Policy v10.2 dated May 2007 reduced requirement to 110% for experienced landlords provided they passed an increased credit application score but there is nothing on file to say which policy was used but the cover fails to meet both criteria.
B
1285	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debits were unpaid in July, August and September 2016 but paid upon representation.	B
1290	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown	Returned Mail; Incorrect Mailing Address indicator recorded 23rd September 2015. No further action taken, account up to date.	B
1295	12 months PH	A	C	A	Risk	RISK.36	Borrower whereabouts unknown
The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.
B
1295	12 months PH	A	C	A	Risk	RISK.89	Other Property Risk
June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (ground floor window rot and minor water ingress) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
B
1300	12 months PH	A	B	A	Risk	RISK.36	Borrower whereabouts unknown
On the 27th April 2017 there is a note on file stating that Borrower 1 has moved house in the previous 6 months due to divorce.  Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system.
B
1300	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.29% for 2 years and rental income 475 pm. Gross loan 91,481 and payments of 403.28 pm, giving coverage of 118%. Net loan 89,250 and payments of 393.44 pm, giving coverage of 121%. Underwriting discretion applied adding 50 to the Valuers Rental income of 475 pm (giving rental income of 525 pm) and rental coverage based on this discretion applied of 130% of gross loan.
I
1303	12 months PH	A	C	C	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017
B
1303	12 months PH	A	C	C	Payment Performance	PAY.02	Arrears likely to Increase
Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017. The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
C
1303	12 months PH	A	C	C	Risk	RISK.30	BKO / IVA Post-Completion
Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
C
1306	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Property purchased by Borrowers on 4 February 2008 for 95000.00 by way of bridging finance.  Remortgage Application Form dated December 2007 states purchase price of property is 80000.00 with estimated value of 125000.00. Lender has based their loan offer of 100300.00 plus fees of 2507.00 on valuation of 118,000 dated 19 December 2007 with retention of 3,000 for works to be carried out LTV 85 per cent. Release of funds of 97300 plus fees of 2507 on completion of remortgage on 8 February 2008 and release of retention of 3000 on 18 March 2008 after completion of necessary works and revaluation report dated 6 March 2008. Certificate of Title confirms security property was only purchased on 4 February by way of bridging finance for 95000.00
B
1306	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.39% for 2 years and rental income 500 pm. Gross loan 102707 and payments of 461.77pm, giving coverage of 108%. Net loan 100300.00 and payments of 450.51pm, giving coverage of 111%. Underwriting discretion applied of 50.00 additional rental income together with net loan amount gives a rental coverage based on this discretion applied 122%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1307	12 months PH	A	A	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Irregular payments but usually some element of overpayment except in January and June when arrears of just over 1 month occurred. Properties are fully let and borrower undertook to bring account up to date by August.
B
1308	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v.9.4 dated May 2006. Net loan 267,750 rate 5.74% for 20 years and payments of 1,299.95pm, giving rental coverage of 101%. Coverage should be 120% minimum or 110% minimum if borrower qualified for Lending Policy v10.2 dated May 2007 for experienced landlords subject to enhanced credit checks. Using underwriters discretion the rental coverage still does not meet criteria under either policy.
B
1309	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	August 2016 payment was made 2 weeks late, the payment expected on the 28th June 2017 had not been made by the end of the month cut off date.	B
1314	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.10.2 dated 21st May 2007. Rate charged 5.99% (3 year discounted rate) and rental income 700pm. Gross loan 128,905 and payments of 643pm, giving coverage of 108%. Net loan 127,000 and payments of 633pm, giving coverage of 110%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 110% (within policy as Borrower is an experienced landlord)
I
1317	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.74% (2 year discounted rate) and rental income 1,000pm. Gross loan 171,225 and payments of 819pm, giving coverage of 122%. Net loan 167,000 and payments of 798pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
1317	12 months PH	A	B	A	Risk	RISK.55	Title - Other Charges	Title registration document shows a second charge registered on 21st March 2016 in favour of Jennifer Jean Laing. Not noted on system or referenced in notes.	B
1318	12 months PH	A	B	A	Risk	RISK.19	Vulnerability - Severe or long term illness
PMS notes in respect of Borrower number 362948 dated 10th June 2016 note that Borrower has lung cancer and finds it difficult to communicate on the phone. This has not had any impact on loan performance, there have been no arrears on the account since drawdown in March 2008.
B
1320	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The account was  in arrears by one month in June 2016 and the July 2016 payment was missed and paid late in August 2016 along with all outstanding arrears. March 17 paid late in April 17 and April 17 paid late by card in May 17. May instalment was then collected on time and since then payments have been made by Direct Debit on the due date without further issues.
B
1323	12 months PH	B	A	A	Collections and Servicing	COLL.03	No active, timely or effective dialogue with borrowers
Borrower missed CMS repayment in June 2014 and the arrears for this missed payment have been on the account since. Notes show Lender made regular attempts to contact Borrower up until June 2015. Note dated 17th June 2015 indicates Lender decision to take no further action as account was <500 / 2MIA. Borrower also has other accounts noted in arrears and last attempted contact, which was unsuccessful, in respect of portfolio review was dated 16th December 2016.
B
1324	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 25 May 2007. Rate charged 66.09% for 1 year 6 months and rental income 625pm. Gross loan 100980 and payments of 512.47pm, giving coverage of 121.96%. Net loan 99000 and payments of 502.42 pm, giving coverage of 124.40%. Underwriting discretion applied using net loan and 50 discretion and rental coverage based on this discretion applied 134.35%.
I
1326	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% (2 year fixed rate) and rental income 500pm. Gross loan 91,212 and payments of 406pm, giving coverage of 123%. Net loan 88,988 and payments of 396pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)
I
1327	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4 dated 24th May 2006. Rate charged 5.39% Fixed for 2 years and rental income 650 pm. Gross loan 118,663 and payments of 532.99 pm, giving coverage of 123%. Net loan 115,769 and payments of 520.00 pm, giving coverage of 125%. Underwriting discretion applied with Net Loan calculation providing adequate cover of 125%.
I
1333	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Payments appear to be erratic as some months are overpaid and other unpaid or missed. During the last 12 months July 2016 was missed, September 2016 was unpaid taking the account to 1 month in arrears, and February 2017 was missed. All other months saw overpayments leading to a small credit arrears balance of 21.17 on the account at the end of the period. Reason for arrears is unknown, however a vulnerability flag is present on the system, no further details provided.
B
1333	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 2 years and rental income 525 pm. Gross loan 95837 and payments of 430.47pm, giving coverage of 121.96%. Net loan  and payments of 419.97 pm, giving coverage of 125%. Underwriting discretion applied using 50 and rental coverage based on this discretion applied 133.57%. Borrowers do not seem to qualify for 110 % rental.
I
1333	12 months PH	A	B	B	Risk	RISK.21	Vulnerability - Physical health
System notes dated 9th May 2017 under borrower 1 confirms that borrower has been identified as being vulnerable following a field agent visit. The note does not clarify if this is borrower 1 or 2 and does not clarify why they have been identified as vulnerable. A VCI critically ill flag has been placed on the system dated 9th May 2017.
B
1333	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion
System note 12th June 2014. confirms that Borrower 2 has been identified as bankrupt. A bankruptcy flag was placed on the system 23rd May 2014. This does not appear to have affected the performance of the account. However, borrower paying by bank payments which are sometimes erratic.
B
1335	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 1 year 10 months and rental income 900 pm. Gross loan 164303 and payments of 737.99 pm, giving coverage of 121.95%. Net loan 160296 and payments of 720 pm, giving coverage of 125%. Underwriting discretion used and rental coverage based on this discretion applied 125%.
I
1335	12 months PH	A	B	A	Risk	RISK.16	FAdv Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 208179 rate 5.39% for 1 year 11 months and payments of 935.07 pm, giving rental coverage of 96%. Coverage should be 126% minimum. Using underwriters discretion the rental coverage still does not meet criteria. Valuation taken from original valuation as further advance applied only a few months after original loan.
B
1336	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 550pm. Gross loan 100,398 and payments of 451pm, giving coverage of 122%. Net loan 97,950 and payments of 440pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
1337	12 months PH	A	C	A	Risk	RISK.36	Borrower whereabouts unknown
The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.
B
1337	12 months PH	A	C	A	Risk	RISK.89	Other Property Risk
June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (certificates needed for chimney smoke test and electrical safety) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
B
1341	12 months PH	A	B	B	Risk	RISK.45	Legal Dispute / Insurance Claim
PMS notes record that there is a dispute between the two directors of the borrowers limited company stating that the second directors spouse has been sentenced to a lengthy period of imprisonment and the first director states is having difficulty in working with the second director.  PMS note dated September 2014 records details of dispute and that a new director had been appointed to the board of the borrowers company.  Ongoing discussions with the lender confirm that the first director of the borrowing company was seeking to transfer half of the properties in this portfolio to a new company.  This was refused by the lender on 15 December 2016.  Subsequent meetings with the lender and the second director indicate that the second director is in an ongoing dispute with the borrower company.  The lender requested on 20 April 2017 that the new director sign a guarantee, no record that this has been done.  All properties were then revalued and significant downvaluation of many properties in the portfolio identified.  The first director raised a complaint on 15 December 2016, apparently resolved, since no ongoing record of this complaint has been identified on the system. Due to the dispute between the directors, the lender has recorded on PMS that various Companies House searches carried out on 18 December 2014 and 15 March 2016.  As a result of the March 2016 search, the correspondence address was updated.
B
1341	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit payment 212.40 paid on 29 March 2016 was returned unpaid on 30 March 2016.  A bank payment of 212.40 was made on 31 March 2016 to bring the account up to date and therefore no arrears accrued.  Arrears have not increased by more than 1 month in the last 12 months.

B
1343	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.83% (2 year fixed rate) and rental income 250pm. Gross loan 41,615 and payments of 202pm, giving coverage of 124%. Net loan 41,000 and payments of 199pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
1345	12 months PH	A	B	A	Risk	RISK.25	Vulnerability - Other
Vulnerable customer warning flag placed on the account 13th April 2016. No notes on file indicating this relates to the Borrower. Investigation shows that this flag relates to a third party, also a customer, who manages the Borrowers property portfolio. No notes on vulnerability issue with third party accessible.
B
1346	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 6.09% for 2 years and rental income 575pm. Gross loan 92,250 and payments of 468.17pm, giving coverage of 122.81%. Net loan 90,000 and payments of 456.75pm, giving coverage of 125.88%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125.88%.
I
1346	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Missed payment in October 2016 which was paid late by card on 10th November and included the ATP additional amount applicable at the time of 26.65.	B
1347	12 months PH	A	B	A	Risk	RISK.25	Vulnerability - Other
Vulnerable customer warning flag placed on the account 13th April 2016. No notes on file indicating this relates to the Borrower. Investigation shows that this flag relates to a third party, also a customer, who manages the Borrowers property portfolio. No notes on vulnerability issue with third party accessible.
B
1350	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
The Account started July 2016 5 months in arrears which were paid in August 2016. However August 2016 and September 2016 were not paid until 28th October 2016 by card. Collections were then made on time by Direct Debit until January 2017 which was rejected and collected when represented in February 2017. April 2017 payment was also rejected and collected when represented. May17 and June 17 payments have collected by Direct Debit when due.
B
1350	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May07. Rate charged 5.64% for 2 years and rental income 595pm. Gross loan 104,550 and payments of 491.39pm, giving coverage of 121.08%. Net loan 102,000 and payments of 479.40pm, giving coverage of 124.11%. Underwriting discretion applied 50.00 added to the valuers rental assessment making a total monthly rental income of 645.00 per month and rental coverage based on this discretion applied using the gross loan of 104,550 is 131.26%.
I
1351	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 6.54% (2 year fixed rate) and rental income 885pm. Gross loan 131,138 and payments of 715pm, giving coverage of 124%. Net loan 129,200 and payments of 704pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)
I
1352	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.89% for 2 years and rental income 790pm. Gross loan 130,687 and payments of 641.46pm, giving coverage of 123.15%. Net loan 127,500 and payments of 625.81pm, giving coverage of 126.23%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 126.23%
I
1354	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	CMS direct debit in January 2017 was rejected but was then paid on representation. No other issues in the last 12 months.	B
1356	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.09% for 2 years and rental income 480pm. Gross loan 76745 and interest only payments of 389.49pm, giving coverage of 123%. Net loan 74876 and payments of 379.99pm, giving coverage of 126%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 136%.
I
1359	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.99% for 2 years and rental income 610pm. Gross loan 100,193 and payments of 500.13pm, giving coverage of 121.96%. Net loan 97,750 and payments of 487.93pm, giving coverage of 125.01%. Underwriting discretion applied using the net loan and rental coverage based on this discretion applied 125.01%.
I
1360	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007Y. Rate charged 6.44% for 3 years and rental income 720pm. Gross loan 110,012 and payments of 590.40pm, giving coverage of 121.95%. Net loan 107,329 and payments of 575.99pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount and rental the coverage based on this discretion applied is 125%.
I
1361	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 6.09% for 2 years and rental income 600pm. Gross loan 95,837 and payments of 486.37pm, giving coverage of 123.36%. Net loan 93,500 and payments of 474.51pm, giving coverage of 126.44%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 126.44%.
I
1362	12 months PH	A	A	A	Risk	RISK.18	F/AD rental income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.89% for 2 years and rental income 740pm. Gross loan 121,975 and payments of 598.60pm, giving coverage of 123.60%. Net loan 119,000 and payments of 584.09pm, giving coverage of 126.69%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 126.69%
I
1366	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2dated 21st May 2007. Rate charged 6.64% for 3 years and rental income 350pm. Gross loan 51,539 and payments of 284.19pm, giving coverage of 123.15%. Net loan 50,600 and payments of 279.98pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.
I
1369	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 550pm. Gross loan 100,193 and payments of 450pm, giving coverage of 122%. Net loan 97,750 and payments of 439pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)
I
1370	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Sub account 1 due payment in February 2017 138.75 no payment received .Arrears at 28 February 2017 138.75 Arrears cleared in full on 1 March 2017 by way Bank Payment

Sub account 1 due payment in May 2017 138.83. Payment received 138.75 by way of Bank Payment .Arrears at 31 May 2017 amounted to 0.08

Sub account 1 due payment in June 2017 138.83. Payment received 138.75 by way of Bank Payment .Arrears at 30 June 2017 amounted to 0.16

It could not be established reasons for late payment however the loan has not been serviced by way of direct debit since January 2017
B
1370	12 months PH	A	B	B	Risk	RISK.36	Borrower whereabouts unknown	Returned mail received relating to borrower on 14 February 2017. No additional action has been taken by the lender to establish the clear whereabouts of the borrower	B
1370	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 6.44% for 3 years and rental income 455pm. Gross loan 69521 and payments of 373.10pm, giving coverage of 121%. Net loan 67826 and payments of 363.99 pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 135%.
I
1374	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Payment 164.81 missed July 2016. Made up to date September 2016 and satisfactory payment record since then.	B
1375	12 months PH	A	B	A	Risk	RISK.19	Vulnerability - Severe or long term illness
System note dated 24th July 2015 states the borrower is currently receiving treatment for cancer and is not in a position to deal with her current financial affairs. Third Party Authority held on file to deal with the borrowers daughter. The account has a warning indicator for critical illness which was posted on 22nd March 2016.  Following a telephone call from the authorised Third Party on the 25th January 2017 there is a further note stating the borrowers cancer has spread to the pancreas and further treatment is being undertaken. There are no further updates since then.
B
1375	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 dated 21st May 2007. Net loan 98,000 rate 5.39% for 2 years and payments of 440.18pm, giving rental coverage of 98.8%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1377	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 6.74% for 3 years and rental income 450pm. Gross loan 65,376 and payments of 367.20pm, giving coverage of 122.54%. Net loan 64,095 and payments of 360pm, giving coverage of 125%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125%.
I
1378	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 6.29% for 2 years and rental income 675pm. Gross loan 104,000 and payments of 545.13pm, giving coverage of 123.82%. The net loan is also 104,000 as there are no fees added and the payment and rental coverage remains the same as the gross loan. Underwriting discretion applied rental income on the valuation report increased by 50 pounds to give a revised monthly rental figure of 725pm and rental coverage based on this discretion applied is 132.99%.
I
1379	12 months PH	A	A	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 600pm. Gross loan 108,906 and payments of 489.16pm, giving coverage of 122.65%. Net loan 106,250 and payments of 477.23pm, giving coverage of 125.72%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 125.72%.
I
1382	12 months PH	A	A	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 6.24% for 3 years and rental income 650pm. Gross loan 105,299 and payments of 547.55pm, giving coverage of 118.71%. Net loan 103,264 and payments of 536.97pm, giving coverage of 121.04%. Underwriting discretion applied Rental income on the valuation increased by 50.00 pounds to give a total monthly rental of 700pm. Rental coverage based on this discretion applied to the gross loan amount is 127.84%.
I
1382	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
28th July 2016 Direct Debit rejected but collected when represented on 8th August 2016. August 2016 payment not collected and paid late by card on 28th September 2016. The card payment also included the September 2016 payment. A Direct debit was then set up for October 2016 and all payments since then have been collected without any further issues.
B
1384	12 months PH	A	A	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Arrears arose following rejected direct debit payment 264.12 January 2015. Notes do not specify why arrears arose. Field agents were appointed 11th August 2014 to visit property following previous payment problems but there was no contact with borrower who did not respond to voicemail messages. The property was noted as being in good condition and the agent had a short conversation with the tenant who advised that he had never met the landlord. Arrears eventually cleared November 2016 and payments have been made satisfactorily since then.
B
1390	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
Bankruptcy of both borrowers registered on lender system 12th December 2013. Trustee in Bankruptcy noted as Thompson Cooper, Accountants who requested a redemption figure for mortgage. No further notes on file regarding bankruptcy.
B
1390	12 months PH	A	B	A	Risk	RISK.21	Vulnerability - Physical health	Lenders note dated 10th October 2014 refers to a conversation with borrower 1 who mentioned he had been back in hospital following long term complications with a hip replacement operation.	B
1391	12 months PH	A	B	A	Risk	RISK.89	Other Property Risk
A sub account (CER 1392) was set up on the 2nd July 2015 in respect of emergency repair costs of 11,309.84 which the borrowers were unable to pay. This was debited to the new sub account and the borrower advised. A fee of 30 was charged and debited to the main account on the 2nd July 2015. The secondary account is to be repaid over 5 years.
B
1393	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The sub account (CER 1394) was set up on 7th May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 25.74 on 23th June 2015; for the amount of 25.74 on 1st June 2016 and for the amount of 23.59 on 6th June 2017.
B
1395	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Main account payments June and July 2016 missed, mortgage went 2 months in arrears. Additional payments were made by card in August 2016 plus 500 bank payment in September 2016 to clear arrears. No payment was received in October 2016 leading to arrears however arrears paid in November 2017 and up to date since.
B
1395	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account set up on 22nd of August 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower notified. A fee, calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance, is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 23.60 on 9th of September 2016.
B
1397	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account was set up on 22 July 2015 in respect of unpaid ground rent totalling 3910.59  plus an administration fee of 43.00 pounds and interest of 25.17. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 22 July 2015 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 30.00 on 22nd July 2015 109.64 11 August 2016. Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows: Service Charge -  3978.76 22 July 2015
B
1399	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account created April 2013 when unpaid ground rent was debited to the account and paid to the freeholder.  The borrower redeemed the sub account in full 24 March 2016.  An annual fee at the Bank of England Base rate plus 2.5% calculated on the outstanding balance was charged to the sub account whilst live.
B
1399	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated MMMYY. Rate charged 4.89% fixed for less than 5 years and rental income 875pm. Gross loan 176086 and payments of 717pm, giving coverage of 122%. Net loan 173450 and payments of 706pm, giving coverage of 123%. Underwriting discretion applied by both basing the mortgage payment on the net loan and increasing rental income by 50 to 925, and rental coverage based on this discretion applied 131%.
I
1401	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.8.7 dated 17 January 2005. Rate charged 4.79% fixed for less than 5 years and rental income 1345pm. Gross loan 267918 and payments of1069pm, giving coverage of 125%. Net loan 263925 and payments of 1053pm, giving coverage of 127%. Underwriting discretion applied of allowing an additional monthly rent of 50 thereby calculating rental income assuming a monthly rent of 1395 and rental coverage based on this discretion applied 130%.
I
1401	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account was set up on 1 June 2013 in respect of unpaid ground rent.  This was debited to the mortgage account and the borrower advised.  A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live.
B
1403	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub-account 2 was set up on 29th April 2013 in respect of unpaid ground rent 2184.49. This was debited to the mortgage account and the borrower advised. The borrower redeemed the sub account in full 4th October 2013. An initial fee 30 was charged to the mortgage account 29th April 2013.
B
1405	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account was set up on 30th August 2013 in respect of unpaid ground rent totalling 1566.48  plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 15th August 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 47.04 on 11th September 2014, 47.04 on 26th September 2015 and for 43.11 on 8th September 2016. The 2016 fee is less than previous years as the borrower has been overpaying and has reduced the outstanding fee balance to 1564.45.

Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows:
Service Charge -  3136.60 15th February 2012
B
1405	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	July 2016 payment was made a month later, August 2016. April 2017 payment was made May 2017. Account maintained up to date since then.	B
1407	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v9.4dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 1,300pm. Gross loan 258,860 and payments of 1,087.21pm, giving coverage of 119.57%. Net loan 255,000 and payments of 1071pm, giving coverage of 121.38%. Underwriting discretion applied net loan used and an additional increase of 50pm in the valuers rental estimate giving a total rental estimate of 1,350pm and rental coverage based on this discretion applied 126.05%.
I
1407	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The Sub account was set up on 6th March 2014 in respect of unpaid ground rent totalling 658.00 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 19.81 on 21st April 2014, 19.81 on 28th April 2015 and 18.15 on 20th April 2017.

Prior to this an unpaid Ground Rent Charge of 1,664.00 plus an administration fee of 30.00 pounds was also debited to the main account on 4th August 2011 which remains on the account.
B
1409	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The sub account 2 was set up on 26th January 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee on the outstanding balance is charged each year on this sub account as long it remains live. There have been CCJs registered every year since 2014 in respect of unpaid ground rent service charges. These are registered by Swine Allen Solicitors and once Lender is advised they action by issuing additional ground rent service charge sub accounts. Regular correspondence to Borrower is on file. Payments are being regularly made by Borrower. Lenders position as a secured lender is protected.
B
1409	12 months PH	A	B	A	Risk	RISK.21	Vulnerability - Physical health
Field visit made to Borrower1 11th November 2016 to review property portfolio.  Borrower 1 has recently underwent heart surgery and was concerned as to what would happen to portfolio in the event of his death. It was recommended that he make a Will, although Borrower 1 was having difficulty appointing a solicitor to act on his behalf.  Borrower 1 was reminded that some of his loans were in joint names.
B
1411	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84 for 3 years and rental income 700 pm. Gross loan 127,535 and payments of 620.67 pm, giving coverage of 113%. Net loan 127,500 and payments of 620.50 pm, giving coverage of 113%. Underwriting discretion applied adding 50 to valuers rental figure of 700 and rental coverage based on this discretion using net loan applied providing coverage of 121%. Outside criteria but experienced landlord.
I
1411	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	The sub account (CER 1412) was set up on 28th October 2013 in respect of unpaid ground rent, however already redeemed.	B
1413	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% for 2 years and rental income 800 pm. Gross loan 148103 and payments of 800 pm, giving coverage of 121.38%. Net loan 144457 and payments of 642.83 pm, giving coverage of 124.45%. Underwriting discretion applied. Net loan and 50 discretion used and rental coverage based on these two discretions applied 132.23%. No evidence found to apply the lending policy v 10.2 at 110% coverage.
I
1413	12 months PH	A	B	A	Risk	RISK.21	Vulnerability - Physical health	System note dated 17th November 2016 confirms that the borrower has been in hospital for some time and is now in sheltered accommodation. No vulnerable flag has been raised on the system.	B
1413	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2. This sub account 2 was set up on 9th April 2014 in respect of unpaid ground rent. This was debited to the mortgage sub account 2 and the borrower advised. A ground rent fee of 30 had been added to main account.  A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account 2 as long as it remains live. This fee has been charged to sub account 2 for the amount of 3587.08.
B
1415	12 months PH	A	B	A	Risk	RISK.01	Underwriting Issue
Application Form on file dated 29 April 2007 shows that Borrower had already purchased at a figure of 75000 and requested a remortgage of 119000.00.  Valuation Report shows a figure of 130,000 upon completion.  Offer Letter is in the sum of 119000.00 with the borrowing 85 per cent of property valuation of 145000.00.  As the valuation of property shows 130000 the loan to value should be 91.53 per cent.  The Certificate of Title  states that this is a remortgage and that this is the First Registration with a mortgage advance of 110,500. indicating that there may have been a bridging loan to be repaid at completion.
B
1415	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
This sub account was set up on 15 November 2013 in respect of unpaid ground rent totalling 6058.63 plus fee of 30.00 debited on 12 April 2013. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 15 April 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of  182.32 on 16 May 2016  and 166.82 on 18 May 2017
B
1417	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account set up on 19th of April 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 56.03 on 15th of May 2017.
B
1419	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account set up on 17th of January 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 18.24 on 3rd of February 2017.
B
1421	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v10.2 dated 21 May 2007. Net loan 136807 rate 5.14% for 2 years and payments of 589,98 pm, giving rental coverage of 118%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1421	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 9 May 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 12.39 on 15 June 2016.
An initial admin fee amounting to 30 has been debited to Sub Account 1 as at 9 May 2016
B
1423	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	The payment due in December 2016 was made 3 days after the due date.	B
1423	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
The sub account (CER 1424) was set up on the 2nd March 2015 in respect of unpaid ground rent. 3,731.68 plus a 30 charge was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amounts of 112.35 on the 26th April 2016 and 102.96 on the 25th April 2017.
B
1425	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The sub account (CER 1426) was set up on the 12th June 2015 in respect of unpaid ground rent. 1,092.00 plus a 30 fee was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 32.80 on the 25th August 2016.
B
1427	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
The sub account (CER 1428) was set up on the 17th May 2013 in respect of unpaid ground rent. 9,446.03 plus a 30 fee was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amounts of 283.63 on 30th June 2015, and the 17th June 2016, and 260.00 on the 16th June 2017.
B
1429	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2017. Rate charged 6.04% for 3 years and rental income 1600pm. Gross loan 258,114 and payments of 1299.17pm, giving coverage of 123.15%. Net loan 254,300 and payments of 1279.97pm, giving coverage of 125%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125%.
I
1429	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account was set up on 19th April 2016 in respect of unpaid ground rent totalling 2,446.26 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 4th May 2016 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 67.45 on 17th May 2017
B
1431	12 months PH	A	B	A	Risk	RISK.25	Vulnerability - Other	Lender has input a vulnerable customer marker on 24th April 2017 due to death of borrowers grandmother.	B
1431	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 1st November 2016 in respect of unpaid ground rent 480.00. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. Sub account 3 was set up on 29th December 2016 in respect of unpaid ground rent 5716.55. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live.
B
1434	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v 9.4 dated May 2006. Rate charged 5.19% for 4 years and rental income 800pm. Gross loan 155,184 and payments of 671.17pm, giving coverage of 119.2%. Net loan 154,700 and payments of 669.07 ng coverage of 119.5%.Underwriting discretion applied of 50pm additional rental income and rental coverage based on this discretion applied 126.6%.
I
1434	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Direct debit due 18th November 2016 was returned unpaid and subsequently paid 29th November 2016. Direct debit due 18th April 2017 was returned unpaid and subsequently paid 18th May 2017. May and June 2017 payments have been made.
B
1434	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 23rd May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.36 on 3rd May 2016. Sub account 3 was set up on 1st June 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 24.35 on 10th May 2017.
B
1437	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
On 20th December 2011 advised by Barking & Dagenham Revenue Section of a CCJ in the amount of 2,321.26 in respect of a service charge under the property lease which was unpaid. Lender debited the loan account with this amount on 5th January 2012 to pay CCJ and protect its position as a secured lender. Also on 17th April 2015 advised by the Insolvency Service of a bankruptcy order against the Borrower. On 15th September 2015 advised by Insolvency Service that the bankruptcy was annulled effective 7th September 2015.
B
1437	12 months PH	A	B	A	Risk	RISK.73	Adverse Valuer Comments
Initial valuation and valuation for the processed further advance in 2007 have no comments. On 11th April 2008 a further valuation was completed in respect of a proposed additional further advance. The Valuer commented that the property had poor demand and saleability as it was a Local Authority high rise flat on an estate of predominantly social housing. The Valuer noted that this type of property would be unacceptable as mortgage security by the bulk of mortgage providers.
B
1437	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	Two sub accounts (CER 1438 and CER 1439) were set up in 2014 in respect of unpaid ground rent. CER 1438 on 2nd January 2014; CER 1439 on 9th October 2014.	B
1440	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Two additional sub accounts have been established in respect of unpaid ground rent. Sub account 2 was set up on 25 September 2013. 6962.75 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, Sub account 1, for the amount of 173.98, debited 14 October 2015, and 159.20 debited 20 October 2016.Sub account 3 was set up on 27 May 2015 in respect of unpaid ground rent. 3489.97 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, sub account 1 for the amount of 104.36, debited 16 June 2016 and 95.64 debited 8 June 2017
B
1440	12 months PH	A	B	B	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24 May 2006. Net loan 325678 rate 5.04% and payments of 1367.84 pm, giving rental coverage of 122% after additional 50 per month has been added to monthly rental income figure quoted by valuer. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
B
1440	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Sub accounts 1, 2 and 3 received no payment during the month of July 2016. The combined due payment across all three sub accounts amounts to 641.25. The combined arrears position across all three sub accounts amounts to 638.53 as at 31 July 2016

Sub accounts 1, 2 and 3 received no payment during the month of August 2016. The combined due payment across all three sub accounts amounts to 641.25. The combined arrears position across all three sub accounts amounts to 1279.78 as at 31 August 2016

Sub accounts 1, 2 and 3 received no payment during the month of September 2016. The combined due payment across all three sub accounts amounts to 570.02. The combined arrears position across all three sub accounts amounts to 1849.80 as at 30 September 2016

Sub accounts 1, 2 and 3 Received payment during the month of October 2016 amounting to 2429.82.The combined due payment across all three sub accounts amounts to 570.02. The combined  position across all three sub accounts was placed in credit by 10 as at 31 October 2016

Sub accounts 1, 2 and 3 received no payment during the month of November 2016. The combined due payment across all three sub accounts amounts to 572.42. The combined arrears position across all three sub accounts amounts to 562.42 as at 30 November 2016

Sub accounts 1, 2 and 3 Received payment during the month of January 2017 amounting to 1140.04.The combined due payment across all three sub accounts amounts to 572.42. The combined position across all three sub accounts was placed in credit by 10 as at 31 January 2017

Sub accounts 1, 2 and 3 received no payment during the month of March 2017. The combined due payment across all three sub accounts amounts to 572.42. The combined arrears position across all three sub accounts amounts to 562.42 as at 31 March 2017

Sub accounts 1, 2 and 3 Received payment during the month of April 2017 amounting to 1144.84.The combined due payment across all three sub accounts amounts to 572.42. The combined position across all three sub accounts was placed in credit by 10 as at 30 April 2017

Sub accounts 1, 2 and 3 received no payment during the month of June 2017. The combined due payment across all three sub accounts amounts to 570.27 The combined arrears position across all three sub accounts amounts to 560.27 as at 30 June 2017

The borrowers former spouse has a third party agreement in place to administer the mortgage operative from 7 May 2013.The former spouse has assumed responsibility for servicing of the loan and has made direct, personal  payment to the account  Arrears have stemmed from a combination of ill health of the borrowers former spouse, and non-payment of rent creating cash flow issues
B
1443	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Two sub accounts (CER 1444 and CER 1445) were set up on the 26th June 2015 in respect of unpaid ground rent, and the 7th September 2015 in respect of unpaid service charge. 750.18 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. 22.50 has been charged to the main account on the 28th July 2016. 12,956.19 was debited to the mortgage account and fee of 357.42 based on a margin of 2.5% was charged to the main account on the 17th October 2016.
B
1443	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	Direct debits were rejected in September, November and December 2016 but were corrected immediately with card payments.	B
1446	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Two additional sub accounts have been established in respect of unpaid ground rent. Sub account 2 was set up on 26 February 2013. 2263.41 has been was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, Sub account 1, for the amount of 68 debited 25 April 2016, and 32.50 debited 13 April 2017 No additional annual charges have been made before this date.
Sub account 3 was set up on 3 October 2016 in respect of unpaid ground rent. 2133.07 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, sub account 1 for the amount of 64.22 debited 28 November 2014, 64.22 debited 10 November 2015 and 58.86 debited 1 November 2016

B
1446	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.95% and rental income 1250pm. Gross loan 241605 and payments of 996.62 pm, giving coverage of 125%. Net loan 238000 and payments of 981.75pm, giving coverage of 127%. Underwriting discretion applied by adding  50pm to rental income and rental coverage based on this discretion applied 130%.
I
1449	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Sub account 1 payment due 280.68 , Sub account 2 payment due 16.41 on 30 June 2016 . Direct debits rejected on both accounts and represented on 11 July 2016. No arrears as at 30 June 2016
Sub account 1 payment due 280.68 , Sub account 2 payment due 16.41  on 31 July 2016 . Direct debits rejected on both accounts and represented on 2 August 2016. No arrears as at 31 July 2016
Sub account 1 payment due 247.37 Sub account 2 payment due 14.64 on 30 November 2016. Direct debits rejected on both accounts and represented on 1 December 2016. No arrears as at 30 November 2016
Sub account 1 payment due 247.37 Sub account 2 payment due 14.64 on 30 April 2017. Direct debits rejected on both accounts and represented on 3 May 2017. No  arrears as at 30 April 2017
Sub account 1 payment due 246.96 Sub account 2 payment due 14.62 on 31 May 2017. Card payment made for 262.01 to cover both accounts made on 31 May 2017. Arrears as at 31 May 246.96 Sub account 1 and 14.62 Sub account 2 representing  1 months due payment
Sub account 1 payment due 246.96 Sub account 2 payment due 14.62 on 30 June 2017. Card payment made for 261.58 to cover both accounts made on 30 June 2017. Arrears as at 30 June 2017 246.96 Sub account 1 and 14.62 Sub account 2 representing 1 months due payment
Reason for latest arrears position is unknown
B
1449	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21 May 2007. Rate charged 5.99% for 2 years and rental income 900pm. Gross loan 146195 and interest only payments of 729.76 pm, giving coverage of 124%. Net loan 144000 and payments of 718.80pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 130%.
I
1449	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 2 June 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 263.57 on 25 July 2016.Sub account 3 was set up on 25 October 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. The loan was redeemed on 21 November 2016
B
1452	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited	Two sub accounts (CER 1453 and CER 1454) were set up in 2013 and 2014 in respect of unpaid ground rent.	B
1455	12 months PH	A	B	A	Risk	RISK.30	BKO / IVA Post-Completion
System note 21st October 2008 refers to borrower 1 bankruptcy. Further note 12th February 2014 refers to correspondence being received from the trustee in bankruptcy regarding the borrower having ever taken PPI. (Lender advised that no PPI taken.) No file notes since 2014 to clarify current position with bankruptcy. Note of file dated 6th March 2017 does state that borrower 1 solicitors may be requesting a transfer of equity to remove borrower 2 from the loans. Lender advises that unlikely to be able to agree due to previous borrower 1 bankruptcy.
I
1455	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 21st August 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 19.20 on 08th September 2016. Sub account 3 was set up on 15th May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.27 on 09th June 2017. Sub account 4 was set up on 20th October 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 27.32 on 1st November 2016.
B
1459	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
Sub account 2 was set up on 12th February 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 13.54 on 26t13th March 2017.  Sub account 3 was set up on 5th May 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 20.48 on 7th June 2017.  Sub account 4 was set up on 26th January 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account as of review date.
B
1459	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
November 2016 and December 2016 monthly payments late repaid by card on 12th December 2016 and on 10th January 2017, respectively. As of review date, the account is updated. Borrower claimed the reason for arrears was she had to pay for maintenance on property as she had tenants.
B
1459	12 months PH	A	B	B	Risk	RISK.30	BKO / IVA Post-Completion	According to lender note from 26th January 2017, redemption statement sent to solicitors as per legal advise on IVA insolvency and a implementation report was received as of 27th February 2017.	B
1463	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
A sub account was set up on 15 December 2014 in the sum of 1,207.25 plus 30.00 fee , 13 June 2016 in  sum of 1,480.69 plus 30.00 fee 19 January 2017 in sum of 2,247.69 plus 30.00 fee all  in respect of unpaid ground rent totalling 4,935.63 plus 90.00 charges  These were debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.00 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 3rd July 2017 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 36.23 on 17 December 2015 and 33.21 on 22 December 2016.  Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows: Service Charge -  1207.25 25 November 2014. 1480.69 13 June 2016 and 2247.69 19 January 2017
B
1463	12 months PH	A	B	A	Risk	RISK.65	BTL - Borrower in occupancy	Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	B
1467	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Erratic payments causing arrears on account due to borrower paying by bank payment which is often late. Direct Debit service has been offered but declined. Arrears on account in July 2016 occurred due to previous months missed payments. Overpayments in July and August 2016 returned account up to date. Missed payment in December and May 2017 and paid at the beginning of following month and included in that payment. Account in credit and no other issues at the end of the 12 month period.
B
1467	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.54% for 3 years and rental income 650pm. Gross loan 114922 and payments of 530.56pm, giving coverage of 123%. Net loan 112635 and payments of 518.75pm, giving coverage of 125%. Underwriting discretion applied of Net Loan Amount used  and rental coverage based on this discretion applied 125%.
I
1467	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
These sub accounts were set up on 2 September 2014, 31 December 2014 and 13 July 2015 in respect of unpaid ground rent: Sub account 2 dated 2 September 2014, unpaid ground rent of 4458.43 Sub account 3 dated 31 December 2014, unpaid ground rent of 381.76 Sub account 4 dated 13 July 2015, unpaid ground rent of 1983.78. The  amounts of unpaid ground rent amounting to 2474.98 25 January 2010 3358.53 8 March 2010 2653.70 26 October 2010 1443.13 27 July 2011 1604.14  28 February 2010 and 2317.89 16 November 2012 were incorporated in the main account, (sub account 1). These amounts were all debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on sub accounts 2, 3 and 4 only as they remain live. Letters advising the borrower relating to the other sub accounts and unpaid ground rent amounts have not included this aspect. This fee has been charged to the main account: 137.29 on 7 October 2015, 11.73 on 14 January 2016, 54.73 on 22 August 2016, 123.09 on 3 October 2016, 10.51 on 9 January 2017.
B
1471	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
A sub account was set up on 27th September 2013 in respect of unpaid ground rent totalling 4447.23 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 27th September 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 135.47 on 10th October 2014, 135.75 on 14th October 2015 and for 142.42 on 20th October 2016.
A further Sub account was set up on 11th August 2014 in respect of unpaid ground rent totalling 1901.77 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 11th August 2014 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 51.37 on 4th September 2015 and 47.07 on 8th September 2016
A third Sub account was set up on 14th October 2014 in respect of unpaid ground rent totalling 8,537.41 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 22nd October 2014 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 257.15 on 12th November 2015 and 235.68 on 3rd November 2016
Before the sub accounts were set up Ground Rent and Service Charges were debited to the main account as follows:
Service Charge -  4,311.07 plus 30.00 pounds admin fee  27th November 2012
Service Charge -  4,060.07 plus 30. 00 pounds admin fee  8th July 2011

B
1471	12 months PH	A	B	B	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 1,350pm. Gross loan 244,821 and payments of 1,099.65pm, giving coverage of 122.76%. Net loan 238,850 and payments of 1072.83pm, giving coverage of 125.83%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125.83%.
I
1471	12 months PH	A	B	B	Payment Performance	PAY.04	Payment difficulties. DD Recalls / Late or partial payments
Late payment July 16 paid by DD 25th August 2016, Late payment August 2016 paid by card 26th August 2016, late payment September 2016 paid 5th October 2016 by represented Direct Debit, late payment October 2016 paid by card 31st October 2016. Direct Debit collected on time from November 2016 to April 2017 inclusive. May 2017 Direct Debit rejected and paid late when represented on 6th June 2017. June 2017 payment due on 26th June rejected. No further notes on the system regarding the payment being made.
B
1475	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
A ground rent charge of 2807.65 plus an administration charge of 30 was debited to the main account on 11th March 2011. A ground rent charge of 1308 plus an administration charge of 30 was debited to the main account on 26th January 2012.  A ground rent charge of 2480 plus an administration charge of 30 was debited to the main account on 10th December 2012. Sub account 2 was set up on 5th September 2013 in respect of unpaid ground rent totalling 808 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 2 and the borrower advised. Sub account 3 was set up on 17th September 2015 in respect of unpaid ground rent totalling 815 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 3 and the borrower advised. Sub account 4 was set up on 11th May 2017 in respect of unpaid ground rent totalling 827 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 4 and the borrower advised. Sub account 5 was set up on 13 June 2017 in respect of unpaid ground rent totalling 5559.69 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 3 and the borrower advised. System note 12th June 2017 confirms that the borrower received a notification of application for unpaid Service Charge arrears totally over 5,000. Borrower contacted lender to explain that he had been out of country seeking medical care for his mother who had been diagnosed with cancer early 2015. Borrower explained he had contacted Blue property Management and came to a payment arrangement with them due to his circumstances. The person at Blue Property Management since left and therefore the arrears were acted upon and hence the CCJ. He was also made redundant in January 2017 which had a detrimental impact on ability to pay.
B
1475	12 months PH	A	B	A	Risk	RISK.25	Vulnerability - Other
Borrowers mother diagnosed with cancer around the beginning of 2015 and has been caring for her since and taking her to Holland and New York for treatment. System has been flagged as vulnerable. Borrower was also made redundant in January 2017 although further details not known. Neither have had an impact on the loan account as payments have been maintained.
B
1480	12 months PH	A	B	A	Risk	RISK.14	Rental Income not correctly assessed or not within criteria
Lending Policy v9.4 dated 24th May 2006. Net loan 208250 rate 4.89% for 2 years and payments of 848.62 giving rental coverage of 106.05%. Using 50 discretion added to rental gives a rental value of 119.95. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. The borrowers do not have any other rental properties listed on the application form and therefore it does not appear that they fit the lending policy v 10.2 110% rental coverage.
B
1480	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Historic ground rent of 837.99 debited to the main account was applied on 29th August 2012. A fee of 30 was also applied on this date.

Sub account 2 This sub account was set up on 20th March 2014 in respect of unpaid ground rent. This was debited to the mortgage sub account 2 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 2 for the amount of 3749.46. Sub account 3 This sub account was set up on 10th June 2015 in respect of unpaid ground rent. This was debited to the mortgage sub account 3 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 3 for the amount of 951.28.  Sub account 4 This sub account was set up on 26th June 2015 in respect of unpaid ground rent. This was debited to the mortgage sub account 4 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 4 for the amount of 4050.14.  Sub account 5 This sub account was set up on 3rd May 2017 in respect of unpaid ground rent. This was debited to the mortgage sub account 5 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 5 for the amount of 842.16.
B
1485	12 months PH	A	B	B	Risk	RISK.61	Ground Rent Debited
These sub accounts were set up on 7 September 2016, 9 November 2015, 25 June 2015, 30 March 2015, 17 October 2013 and 24 March 2009 in respect of unpaid ground rent:

Sub account 2 dated 17 October 2013, unpaid ground rent of 17500.99
Sub account 3 dated 30 March 2015, unpaid ground rent of 4119.19
Sub account 4 dated 25 June 2015, unpaid ground rent of 1876.81
Sub account 5 dated 9 November 2015, unpaid ground rent of 1102.32 and
Sub account 6 dated 7 September 2016, unpaid ground rent of 6721.71.

The first amount of unpaid ground rent amounting to 594.53 was incorporated in the main account, (sub account 1).

These amounts were all debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on sub accounts 2, 3 and 4 only long each remains live. Letters advising the borrower relating to the other sub accounts and unpaid ground rent amounts have not included this aspect.

This fee has been charged to the main account: 484.75 on 10 November 2015, 117.56 on 27 April 2016, 117.56 on 27 April 2016, 53.48 on 27 July 2016, 415.41 on 2 November 2016, 29.39 on 20 December 2016 and 101.35 on 19 April 2017.
B
1485	12 months PH	A	B	B	Payment Performance	PAY.03	New arrears >1mth in past 12mths
Partial payments made in July, August and September 2016. Payments relate to mortgage account and ground rent / service charge arrears. Account at 3 months in arrears at September 2016. Borrower made overpayments in October 2016 and November 2016 which took the account to less than 1 month in arrears. CMS increased in December 2016 and January 2017 in error  CMS increased in December 2016 and January 2017 in error due to when a further ground rent charge debit was applied in December and the account was adjusted so that the interest only portion was 3189 instead of 307545. This was corrected by the lender and the balance or interest and arrears position was not affected. Arrears cleared in full in December 2016, with no other issues since.
B
1491	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 695pm. Gross loan 126,331 and payments of 564.44pm, giving coverage of 123.13%. Net loan 123,250 and payments of 553.59pm, giving coverage of 125.54%. Underwriting discretion applied using net rental income and rental coverage based on this discretion applied 125.54%.
I
1491	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
A sub account (CER 1492) was set up on 29th November 2013 in respect of unpaid ground rent totalling 726.00 pounds plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 21.82 on 15th January 2015, 21.82 on 15th December 2015 and for 20.00 on 14th December 2016. A further Sub account (CER 1493) was set up on 27th December 2013 in respect of unpaid ground rent totalling 2,465.62 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 74.12 on 10th February 2015 and 74.13 on 8th January 2016 and for 67.94 0n 11th January 2017. A third Sub account (CER 1494) was set up on 24th July 2014 in respect of unpaid ground rent totalling 2,047.36 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 61.56 on 7th August 2015 and 56.43 on 12th August 2016. A fourth Sub account (CER 1495) was set up on 26th January 2015 in respect of unpaid ground rent totalling 1,601.12 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 48.04 on 19th February 2016 and 44.11 on 15th February 2017. A fifth Sub account (CER 1496) was set up on 27th October 2015 in respect of unpaid ground rent totalling 1,008.16 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 27.78 on 11th November 2016 - Before the sub accounts were set up Ground Rent/Service Charges were debited to the main account as follows: Service Charge -  1,955.13 plus 30.00 pounds admin fee  23rd November 2012; Service Charge -  1,326.61 plus 30. 00 pounds admin fee 20th September 2010; Service Charge -  1,674.89 plus 30. 00 pounds admin fee 6th May 2010.
B
1497	12 months PH	A	B	A	Risk	RISK.17	Rental Income not within criteria - UW Discretion applied
Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.94% (2 year discounted rate) and rental income 600pm. Gross loan 120,504 and payments of 496pm, giving coverage of 121%. Net loan 118,107 and payments of 486pm, giving coverage of 123%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 650pm) and rental coverage based on this discretion applied 131%.
I
1497	12 months PH	A	B	A	Risk	RISK.61	Ground Rent Debited
Sub accounts set up on 25th October 2013, 1st May 2014, 14th October 2014, 25th March 2015, 18th September 2015 and 12th June 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated can be charged each year on the sub account as long it remains live. There have been CCJs registered every year since 2012 in respect of unpaid ground rent service charges. These are registered by J.B. Leitch Solicitors and once Lender is advised they action by issuing additional ground rent service charge sub accounts. Regular correspondence to Borrower advising that Borrower should be paying the ground rent are ignored and Lender issues funds to clear the CCJs to ensure Lender position as a secured lender is protected.
B

Project Durham September 2017	Exception Summary Pool B

Exception Category	Exception Code	Exception Description	#
Data	DATA.01	Data issues	1
Information	INFO.04	Reperforming case servicing notes	22
	INFO.07	BTL Market Change Campaign	24
	INFO.08	LPA Receiver Instructed	3
	INFO.10	Loan Redeemed	6
	INFO.11	Loan Part Redeemed	5
Missing Documents	MISS.21	Application Missing - Known	56
	MISS.22	Offer Missing - Known	32
	MISS.24	Valuation Missing - Known	34
	MISS.25	KYC Missing - Known	120
	MISS.26	Declaration missing - Known	2
	MISS.27	Evidence of Income missing - Known	13
	MISS.28	CoT Missing / Request for funds - Known	19
	MISS.29	All documents missing - Known	24
	MISS.33	Further advance documents missing - Known	18
	MISS.37	Certificate of Incorporation - Known	2
	MISS.38	Other Document - Known	2
Total			383

Project Durham September 2017	Exception Report Pool B

CER	Pool	Collections Grade	Evident Risk Grade	Payment Performance Grade	Exception Category	Exception Code	Exception Description	Exception Comments	Exception Severity
40	36 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
49	36 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account has had historic arrears since October 2014 and at its worst point was 5 months in arrears in March 2015.The arrears were due to a tenant leaving without notice and leaving the property in a mess which had to be sorted before a new tenant could be found. Arrears brought up to date 02 March 2015. The account has then dipped in to arrears again and a Field Agent was instructed to visit the property which took place on 10th June 2015. Arrears were then cleared again on 27th July 2015. Further arrears occurred resulting in A Field Agent instruction being issued on 19th May 2016 but there was no outcome as the Agent was unable to contact the borrower and stated the borrower has gone away from the correspondence address but confirmed the security property is tenanted. Further Field Agent visit instructed December 2016 no outcome unable to contact the borrower. Instructed again due to continual arrears in February 2017 no outcome. The borrower has since been in contact and confirmed the correspondence address and cleared the arrears in March 2017. An arrears admin of 40.00 was applied to the account each month from October 2014  to January 2015 inclusive, March 2015 to June 15 inclusive, August 2015 to February 2016, April 2016 to June 2016 inclusive and August 2016 to February 2017.  Unpaid Direct Debit fees of 6.50 applied to the account in June 2017. Field Agents fee applied to account 23rd June 2015 66.00, 26th June 2015 54.00, 12th August 2016 54.00, 3rd January 2017 54.00 and 8th March 2017 54.00 All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
49	36 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
49	36 months PH	A	A	B	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
51	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
52	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
54	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
56	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
57	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
58	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
59	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
60	12 months PH	A	D	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
62	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
63	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
91	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
110	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
112	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation missing	I
146	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
146	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
147	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account has had historic arrears since September 2014 with the worst arrears being 3 months. Field Agents have been instructed on a couple of occasions and litigation was also instructed with a hearing date set for 16th February 2015 which was adjourned when the borrower made a payment to reduce the arrears and started an arrangement. The arrangement was broken but the borrower continued to make payments and brought the account up to date in October 2015. Arrears started to accumulate again in April 2016 with the worst arrears being 3 months. The arrears were brought up to date in November 2016.  Since then all payments have been made on time by Direct Debit with no further issues. During the period of arrears the borrower was in constant dialogue with the lender. The peak of the arrears was due to borrower being made redundant. The arrears were cleared from the proceeds of the sale of the borrowers correspondence address.
Legal fees of 406.00 were applied to the account on 26th January 2015 following the court adjournment. An arrears admin fee of 40.00 pounds has been applied to the account in April 2014, May 2015, June 2015, August 2015, April 2016, May 2016, June 2016, July 2016, August 2016, September 2016 and October 2016. Unpaid direct debit fees of 6.50 have also been applied to the account in January 2016, March 2016 and April 2016. Other fees for the services of Field agents have also been charged to the account 66.00 25th June 2015, 54.00 06th July 2015 and 72.00 18th November 2016. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
161	12 months PH	A	B	B	Information	INFO.04	Reperforming case servicing notes
The account has had historic arrears since the end of 2013 at worst being 11 months in arrears and culminating in litigation action being instructed on 6th January 2015. A Hearing was set for 23rd February 2015 but was adjourned as the borrower made a payment towards the arrears and set up an ATP which collected successfully until August 2015. The arrears hadn't all been cleared when the arrangement finished but no replacement arrangement was set up. The borrower continued to overpay for a further five months on an informal basis but then reverted back to paying the normal monthly instalment while there was still 2,110.00 of arrears on the account. A payment of 1,000.00 was made on 24th August 2016 to clear some of the arrears and Litigation was recommenced in October 2016 as no other payments towards the arrears had been made. A Hearing Date of the 19th December was set but adjourned as the borrower made a lump sum payment to clear the arrears in full on 1st December 2016. The account has been kept up to date since then. Legal fees of 404.64 were applied to the account on 19th Feb 2015, 60.00 on 16th March 2015 and 132.00 on 17th April 2015 for the first instance of litigation. Additional legal fees for the second litigation were debited to the account for 136.80 on 19th December 2016, 397.44 on 20th December 2016, 162.00 9th January 2017, 148.20 14th February 2017, 114.00 20th February 2017 and 45.60 on 8th May 2017. A monthly arrears admin of 40.00 was applied to the account February 2014 to December 2014 inclusive, January 2015, August 2015 to December 2015 inclusive and January 2017 to November 2017 inclusive. Unpaid Direct Debit fees of 6.50 were charged to the account in June 2016, November 2016 and February 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
162	12 months PH	A	A	A	Information	INFO.04	Reperforming case servicing notes
The account has been in and out of arrears since April 2014 and at its worst point was 8 months in arrears in November 2015. Field Agents were instructed on 23 June 2015 but despite three visits no direct contact was made with the borrower. Contact was however made with the borrowers wife who confirmed the borrower lived at the correspondence address.  On 16th November 2015 the borrower rang in and advised he had been in and out of the country due to family funerals and had just overlooked his mortgage there was no affordability issue. A card payment of 3,100 was made that cleared the arrears in full. Since then all payments have been made by Direct Debit and the account is up to date. An arrears admin of 40.00 was applied to the account each month from February 2015 to October 2015 inclusive. Unpaid Direct Debit fees of 7.50 were applied to the account each month from January 2015 to June 2015 inclusive and again from August 2015 to October 2015. The unpaid Direct Debit fee then changed to 6.50 and was charged in November 2015 before the arrears were cleared and again in January 2016 following the December 2015 Direct Debit being rejected at the first collection attempt. A Field Agents fee of 58.00 was charged to the account on 28th August 2015. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
179	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No Certificate of Title found within documents. Referred to lender and confirmed no document available	I
206	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation not found on the system	I
210	12 months PH	A	A	A	Data	DATA.01	Data issues
New data tape received stating that lump sum payments in November 2016 for 1000 and December 2016 for 2000. System information does not match the data as a lump sum payment of 1000 was made 5th October 2016, 1000 paid 1st November 2016 and 1000 paid 1st December 2016.
I
216	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
245	12 months PH	A	B	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available.	I
245	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents found on file. referred to servicer and confirmed missing.	I
250	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
252	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known
There is no evidence of rental income contained on file. The borrower has confirmed that in his opinion he will achieve a monthly rental income of 400 per calendar month by way of letter dated 12 October 2006. Referred to servicer confirmed missing
I
259	12 months PH	A	C	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report is contained on file but is not legible. No further copy available	I
313	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
316	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed	Loan redeemed in full 2nd May 2017.	I
329	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
336	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
349	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed	Loan redeemed in full 7th April 2017.	I
352	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
355	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
358	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
359	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
361	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
365	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
367	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
367	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents found on file. Referred to servicer and confirmed missing	I
373	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents found on file. Referred to servicer and confirmed missing	I
387	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available.	I
387	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing.	I
389	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
390	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
396	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
397	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
402	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
402	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
403	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
404	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
405	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
407	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
410	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
421	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
423	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
424	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
425	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
425	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents on file for borrower 2 only. Referred to servicer and confirmed as missing	I
428	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
433	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
433	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents on file for borrower 2 only. Referred to servicer and confirmed as missing	I
434	12 months PH	A	A	C	Missing Documents	MISS.25	KYC Missing - Known	KYC documents on file for borrower 2 only. Referred to servicer and confirmed as missing	I
434	12 months PH	A	A	C	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
445	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
448	12 months PH	A	A	A	Missing Documents	MISS.26	Declaration missing - Known	Signed application declaration not on file. referred to servicer and confirmed missing	I
449	12 months PH	A	A	A	Missing Documents	MISS.26	Declaration missing - Known	Signed application declaration not on file. referred to servicer and confirmed missing	I
452	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
453	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
453	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
455	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
455	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
457	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
458	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
459	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
459	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
461	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
461	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
465	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
465	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
467	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
468	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed	Loan redeemed in full 30th May 2017, 202,729.04.	I
469	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
472	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
475	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
475	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not found on file. Referred to servicer and confirmed not available	I
476	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
477	12 months PH	A	C	B	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
477	12 months PH	A	C	B	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
478	12 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
480	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
486	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
488	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
490	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
495	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed	Main account (CER 495) redeemed on 11th April 2017, further advance (sub-account 2, CER 496) redeemed on 16th November 2006.	I
495	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
497	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	all further advance documents are not found on file. Referred to servicer and confirmed missing	I
497	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	There are no origination documents on file at the time the loan was drawn on the 19th April 2002. Referred to servicer and confirmed missing	I
499	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
521	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are not found on the file. Referred to servicer confirmed missing	I
539	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
555	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed	Loan redeemed in full (CER 555 and CER 556) in May 2017.	I
559	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of Title not found on file. Referred to servicer confirmed missing	I
571	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Application form not found on file. Referred to servicer and confirmed not available	I
571	12 months PH	A	B	A	Information	INFO.11	Loan Part Redeemed	Sub-account 2 (ground rent debited) dated 2013, CER 572, already redeemed.	I
576	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All origination documents are missing. However, all documents for the 2 further advances are on file. Referred to servicer confirmed missing	I
579	12 months PH	A	B	A	Missing Documents	MISS.27	Evidence of Income missing - Known	No evidence of rental income found on valuation made at loan origination. Referred to servicer and confirmed missing	I
585	12 months PH	A	A	A	Information	INFO.10	Loan Redeemed
Main account, sub-account 1 (CER 585) redeemed 26th April 2017, sub-account 2 (CER 586) redeemed 26th April 2007, sub-account 3 (CER 587) redeemed 26th April 2007 and sub-account 4 (CER 588) redeemed 22nd October 2013.
I
601	36 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not in file and file checklist confirms that it is not available.	I
602	36 months PH	A	B	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further advance offer letter for advance dated 30th March 2005 is not on file. File checklist confirms that it is not available.	I
603	36 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Lender contacted borrower 2nd March 2017 under CST BTL campaign.	I
604	36 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	No application form on file and confirmed not available by file checklist.	I
604	36 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC on file and confirmed not available by file checklist.	I
604	36 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	No valuation on file and confirmed not available by file checklist.	I
604	36 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	No offer letter on file and confirmed not available by file checklist.	I
604	36 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No Certificate of Title on file and confirmed not available by file checklist.	I
607	36 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity seen.	I
608	36 months PH	A	B	B	Information	INFO.04	Reperforming case servicing notes
The account has had historic arrears since August 2013 with the worst months in arrears being 5 in June 2015. Since June 2015 the borrower has been reducing the arrears by making overpayments in the form of card and bank payments. The arrears were finally cleared in November 2016 and the account is now in credit. During the period of arrears the borrower was in constant dialogue with the lender. The peak of the arrears was due to a combination of the tenants being behind with their rent and the borrower having reduced income due to being unable to work as he has a brain tumour and is on permanent medication. Documentation confirming the condition has been supplied. During the last 3 years whilst in arrears an arrears admin fee of 40.00 pounds was applied to the account in May 2014, June 2014, July 2014, August 2014, September 2014, October 2014, December 2014, January 2015, February 2015, March 2015, June 2015, September 2015, October 2015, November 2015, December 2015, April 2016, May 2016, June 2016, July 2016, August 2016 and September 2016. The months when no arrears admin fees were charged was due to the borrower being in an arrangement. There was also one unpaid direct debit fee of 7.50 applied to the account in May 2014. In the last 12 months there has only been one late payment and the account has been brought up to date. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
610	36 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	BTL Outbound Dialler Campaign according to lender notes from 01st March 2017. Borrower is not interested in the changes which lender offered.	I
615	36 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	No Loan offer on file.	I
615	36 months PH	A	B	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No Certificate of Title on file.	I
615	36 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or proof of identity on file.	I
615	36 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	No application form on file.	I
619	36 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All documents missing, only title search found. Issue noted by the lender (known).	I
627	36 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign
Telephone call made to Borrower 3rd April 2017 under the heading Campaign Call RPC to find out the Borrowers Repayment Plan. The Borrower advised the intention is to repay the loan in full and keep the property. The method of repayment was not established.
I
637	36 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or any proof of identity on file, however borrower has other loans in the portfolio (linked cases); known by lender.	I
648	36 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity or address verification on file. Known to Lender.	I
651	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further advance documents not on file and file checklist confirms not available.	I
651	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents not on file and file checklist confirms as not available.	I
651	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation dated 30th June 2003 not on file and file checklist confirms not available.	I
652	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documentation not on file and file checklist confirms that not available.	I
652	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known
Further advance offer letter not seen and file checklist confirms that not available. (Transaction screen print on file showing further advance 28th October 2003 for 61000 and total balance 123487.59. Used in rental cover calculation.)
I
653	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter from 2004 missing and file coversheet confirms that offer document not found.	I
654	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No Know Your Customer copy documents on file and lender checklist confirms that documents not available.	I
657	12 months PH	A	B	B	Missing Documents	MISS.25	KYC Missing - Known	Incomplete KYC on file and file checklist confirms that KYC is missing.	I
660	12 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter from 2002 not on file and file checklist confirms that not available.	I
661	12 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not found on file and file checklist confirms that it is not available.	I
663	12 months PH	A	B	B	Missing Documents	MISS.37	Certificate of Incorporation - Known	No Certificate of Incorporation on file. File checklist confirms not available.	I
665	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents not on file. File checklist confirms that not found.	I
666	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents on file and file checklist confirms that not available.	I
669	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further advance documents not on file and file checklist confirms not available.	I
669	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents not on file and file checklist confirms not available.	I
669	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Latest valuation 14th May 2004 not on file and file checklist confirms that not available.	I
674	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	Valuation dated 28th July 2003 does not include rental income. File checklist confirms that rental income not available.	I
676	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not on file and file checklist confirms that Lender is aware.	I
677	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents on file for borrower 2. File checklist not annotated under KYC section for borrower 2 so unclear whether or not available. Referred to servicer confirmed that document missing	I
678	12 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	Offer letter not on file and file checklist confirms that not available.	I
679	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents on file and file checklist confirms that not available.	I
679	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Latest valuation dated 17th May 2006 no on file and file checklist confirms that not available.	I
680	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	ID not on file nor either other proof of identity documents on file.	I
680	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer missing but knowing by the lender. Not possible to confirm loan conditions at origination.	I
681	12 months PH	A	B	B	Missing Documents	MISS.22	Offer Missing - Known	Offer letter not on file and file checklist confirms that not available.	I
685	12 months PH	A	B	A	Missing Documents	MISS.24	Valuation Missing - Known	Latest valuation dated 29th September 2004 not on file and file checklist shows that not available on Valuation Exchange.	I
685	12 months PH	A	B	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further advance documentation not available - lender has provided copy of file note showing drawdown 32,526 on 08th October 2004.	I
686	12 months PH	A	A	B	Missing Documents	MISS.33	Further advance documents missing - Known	Updated valuation dated 7th December 2007 not seen.	I
686	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
687	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	There is no proof of identity on file.	I
692	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of ID not seen, internal note acknowledges this but states applicants were existing customers with multiple accounts at the time of completion.	I
693	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not in file and file checklist confirms that it is not available. Data shows amount of original mortgage as 45,000 but system shows advance amount as 69,672.	I
693	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Know Your Customer documentation not on file and file checklist confirms that not available.	I
694	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
694	12 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	Offer letter missing for drawdown of 7,266 on the 1st October 2004. Offer letter seen for further drawdown of 42,852 on the 25th September 2006.	I
694	12 months PH	A	B	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation of 200.000 dated the 16th June 2003 not seen.	I
695	12 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	Application missing for application of 117,484 drawn on the 5th October 2004.	I
695	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
695	12 months PH	A	A	B	Missing Documents	MISS.22	Offer Missing - Known	Offer missing for advance of 117,484 drawn on the 5th October 2004.	I
695	12 months PH	A	A	B	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of Title and Request for funds not seen.	I
697	12 months PH	A	A	B	Missing Documents	MISS.24	Valuation Missing - Known	Updated valuation of 220,000 dated the 20th September 2007 not seen.	I
698	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity seen.	I
699	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity seen.	I
699	12 months PH	A	B	A	Missing Documents	MISS.22	Offer Missing - Known	Offer not seen for advance of 45,965, funds released 26th November 1998.	I
700	12 months PH	A	B	A	Missing Documents	MISS.24	Valuation Missing - Known	Updated valuation of 220,000 dated the 9th May 2007 not seen.	I
708	12 months PH	A	B	A	Missing Documents	MISS.21	Application Missing - Known	Original application for loan of 139,000 in October 2004 is missing.	I
713	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen., known missing by lender	I
713	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offers missing for original advance of 70,000 drawn down on the 5th April 2004. Known missing by lender	I
713	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Valuation report for the further advance dated 19th July 2004 not found on file. The further advance offer is also not on file. Referred to servicer and confirmed nor available.	I
717	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
717	12 months PH	A	B	A	Missing Documents	MISS.33	Further advance documents missing - Known
The offer on file is for 112,200 on the 3rd February 2004.  Offers not seen for further advances of 15,000 on the 28th October 2004 and 12,000 on the 9th May 2005. Referred to servicer on the 29th August who responded to say the offers of loans for the drawdowns could not be found on the system.
I
720	12 months PH	A	B	A	Missing Documents	MISS.38	Other Document - Known	Transfer of Equity dated 24th November 2006, application not seen.	I
722	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen. However proof has been seen for the same borrower on account 200137854 (CB131).	I
723	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	The original valuation in 2004 makes no reference to rental income. However the up to date rental income is quoted in the 2008 valuation.	I
724	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
725	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
732	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	BTL Campaign Inbound as of 2nd February 2017 according to system notes, lender offered repayment options and confirmed should speak to IFA.	I
734	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All documents missing with the exception of the title registration and file coversheet states that further documentation has not been found.	I
738	12 months PH	A	B	B	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not in file and file checklist confirms that it is not available. As initial interest rate unknown as not shown on system, rental calculation cannot be checked	I
739	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and noted as missing on File Build Checklist. Proof of Residence (utility bills) for borrower 2 provided on file.	I
741	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Lender tried to contact borrower in February 2017 in order to offer a BTL campaign however nobody answered the phone and a message was left in answer machine.	I
742	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Original offer letter not in file and file checklist confirms that it is not available. As initial interest rate unknown as not shown on system, rental calculation cannot be checked.	I
747	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All documents missing with the exception of the title registration and file coversheet states that further documentation has not been found.	I
755	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign
Lender tried to contact borrower as of 1st March 2017 in order to offer a BTL campaign however a lady answered and advised that was no longer borrowers phone number. System shows several failed further attempts, wrong number.
I
756	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	File checklist confirms that rental income not available. Valuation dated 15th March 2005 does not include rental income however system shows 540.	I
759	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	No application form on file and confirmed not available by file checklist.	I
759	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer letter not on file and file checklist confirms that not available.	I
759	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of Title not on file and marked as missing on File Build Checklist.	I
768	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Know Your Client documentation not on file and file checklist confirms that not available.	I
771	12 months PH	A	B	B	Information	INFO.04	Reperforming case servicing notes
The account went into arrears in April 2014, which became 9 months in arrears in December 2014. Arrears admin fees of 40 were applied each month from May 2014 to December 2014 inclusive and Legal fees were charged in December 2014 for 622.80. The arrears were cleared in full by card payment in December 2014. No payments were then made from February 2015 to June 2015 resulting in 5 months arrears building up. A warrant for possession was issued and an eviction date was set for 17th June 2015 but this was cancelled as the arrears were cleared in full by card payment on 16th June 2015. Arrears admin fees of 40 were applied each month from February 2015 to June 2015. In addition a Field Agents fee of 54.00 was applied to the account on 13 April 2015 and Legal costs of 387.36 were charged to the account on 19th May 2015. No payments were then made from September 2015 to February 2016 resulting in 6 months arrears building up. An eviction date was set for 4th February 2016 but this was cancelled as the arrears were cleared in full by card payment on 2nd February 2016. Arrears admin fees of 40 per month were applied each month from September 2015 to January 2016. In addition two Field Agents fees of 54 were charged on 6th January 2016. The account has since performed satisfactorily apart from a couple of rejected direct debits in June 2017 and July 2017 which were paid the same month by card. Unpaid Direct Debit charges of 6.50 were applied in May 2017 and June 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
772	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Borrowers Identification Documents not found as per Build Checklist, checked against the system.	I
775	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Borrowers Identification Documents not found as per Build Checklist.	I
781	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID nor proof of residence on file.	I
790	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	No application form on file, known by lender.	I
790	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or proof of identity on file, known by lender.	I
790	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	No loan offer on file, know by lender.	I
790	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of title not found on file, known by lender.	I
790	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation not on file, known by lender.	I
792	12 months PH	A	B	A	Information	INFO.04	Reperforming case servicing notes
The account had late payments in August and September 2014 when the Direct Debit collected when it was re-presented. An unpaid Direct Debit fees of 7.50 was charged each month. The account started to go in to arrears in August 2014 and by August 2015 was 5 months in arrears. An arrears admin fee of 40.00 pounds per month was charged every month from August 2014 to July 2015 inclusive. In addition an unpaid Direct Debit fee of 7.50 was charged in October 2014 and from April 2015 to June 2015 inclusive. A card payment was made on 15th August 2015 which cleared the arrears in full. Since then all payments have been made by Direct Debit and there have been no further payment issues. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
793	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity on file know by lender.	I
794	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or any proof of identity on file, however borrower has other loans in the portfolio (linked cases); known by lender.	I
801	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Valuation 15th of September 2006 not of file, known by lender. So not possible to calculate father advances rental coverage.	I
805	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	No application form on file, known by lender.	I
805	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or proof of identity, known by lender.	I
805	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No Certificate of Title, known by lender.	I
805	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	No loan offer on file, known by owner.	I
805	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Not valuation on file, known by lender.	I
808	12 months PH	A	A	B	Missing Documents	MISS.29	All documents missing - Known	Origination documents not on file. Known by lender.	I
811	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	No Application Form on file. Known by lender.	I
811	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No ID or proof of identity on file. Known by lender.	I
811	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	No Valuation on file. Known by lender.	I
811	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	No Loan Offer on file. Known by lender.	I
811	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No COT on file for initial advance - known to Lender	I
812	12 months PH	A	A	B	Missing Documents	MISS.29	All documents missing - Known	No documents in file other than valuation report and proof of title registration. Known by lender.	I
812	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
Account was 11 months in arrears in July 2015. Fees of 40 were charged monthly through to January 2016, until the arrears were cleared and the account was brought back up to date. In addition to this, further fees were applied. Field Agent fees of 54 were charged on 1st and 17th December 2015. Legal fees were charged as follows, 36 legal fee on 20th July 2015, 40 Legal instruction fee on 20th July 2015. Further Legal fees were charged, 30, 60 and 144 on 3rd November 2015, 30 on 27th November 2015 and 355 was applied on 15th March 2016. Arrears had cleared by January 2016 and the account was in credit by 1 month. Borrower then missed April 2016 which set the arrears balance at 0 and no further fees were applied. All charges applied to the account appear to be in line with lenders policy however, as the account was not in arrears as of March 2016, it is unclear as to why the 355 legal costs were applied to the account.
I
815	12 months PH	A	B	A	Missing Documents	MISS.27	Evidence of Income missing - Known	No evidence of Rental Income. Known by lender.	I
833	12 months PH	A	A	B	Information	INFO.08	LPA Receiver Instructed
LPA Receiver Instructed 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name this decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds.  However there is no evidence that these have been signed and deposited with Lender.   Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 5887.50 agreed to be converted to capital repayment stated in note of 11 November 2013 however conversion not completed
I
838	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
Account 2 months in historic arrears at August 2015. No payments were made in August or September 2015 and an Arrears Admin Fee of 40 was charged for each month. Although October 2015 was paid, the 40 Arrears Admin Fee was applied for that month as the account was still in arrears by 3 months. November and December 2016 were missed and the Arrears Admin 40 Fee was charged for these months. January 2016 was paid however, the account was at 5 months in arrears and therefore, the 40 Arrears Admin Fee was applied. 3 payments were made in February 2016 which brought the account down to 3 months in arrears, 40 Arrears Admin Fee was applied. A Direct Debit payment was returned unpaid in March 16 and therefore an Unpaid Direct Debit Fee of 6.50 was applied in addition to the 40 Arrears Admin Fee. 2 payments were made in April 2016, this took the arrears down to 3 months, the 40 Arrears Admin Fee was applied. 3 payments in May 2016 were made which brought the arrears down to just over 1 month in arrears and the Arrears Admin Fee of 40 was applied. A direct debit was returned unpaid in June 2016 therefore, the Unpaid Direct Debit Fee of 6.50 was applied in addition to the Arrears Admin Fee of 40. 2 payments were made in July 2016, the 40 Arrears Admin Fee was applied as the account was now just over 1 month in arrears. 2 payments were made in August 2016 which brought the account up to date and no fees were charged to the account. A direct debit was returned unpaid in September 2016, but made up via card payment, an Unpaid Direct Debit Fee of 6.50 was applied. October 2016 direct debit was returned unpaid and not made up however, no Unpaid Direct Debit Fee was charged to the account. The arrears at this point was less than 1 month at 72.70 and therefore, no Arrears Admin Fee was applied. An overpayment was made in November 2016, which brought the arrears balance to 22.70 and again , as this was less than 1 month, no Arrears Admin Fee was charged. December 2016 was missed. This took the account to just over 1 month in arrears. An Arrears Admin Fee was applied to the account 14 days later in January 2017. The account was brought back up to date in January and no further fees were applied until June 2017, where a 6.50 Unpaid Direct Debit Fee was applied. The payment was made up the same month via card payment. All collections activity appear appropriate and within policy however, the Unpaid Direct Debit Fee of 6.50 was not applied to the account in October 2016.
I
848	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Know Your Customer documentation not on file and file checklist confirms that not available	I
851	12 months PH	A	D	B	Missing Documents	MISS.37	Certificate of Incorporation - Known	Certificate of Incorporation not on file - known to Lender	I
852	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known
KYC documents not seen on file for Borrower 2 who joined the loan in June 2008.  Referred to Lender who advises that no ID found on their files or database for this Borrower. Referred 29 August 2017 and responded 30th August 2017
I
854	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	The offer of advance of 195,500 made in 2006, funds released the 27th January 2006, is present but page 1, including the name and address of the borrower, is missing.	I
857	12 months PH	A	A	B	Information	INFO.08	LPA Receiver Instructed
LPA Receiver Instructed 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name. This decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds. However there is no evidence that these have been signed and deposited with Lender.  Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 2364.76 agreed to be converted to capital repayment stated in note of 11 November 2013
I
868	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
877	12 months PH	A	B	B	Missing Documents	MISS.21	Application Missing - Known	Application form not on file and file checklist confirms not available.	I
877	12 months PH	A	B	B	Missing Documents	MISS.22	Offer Missing - Known	Offer letter not on file and file checklist confirms that not available.	I
877	12 months PH	A	B	B	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	COT not on file and file checklist confirms not available.	I
878	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of address only on file. No proof of identity. Referred to servicer and confirmed missing	I
878	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Offer letter for further advance dated 4th July 2008 not on file and file checklist confirms not available. (Rental income not on file for further advance.)	I
881	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	File records that proof of ID is not on file and not available.	I
895	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known
Further advance offer letters dated 24th August 2007 and 26th February 2008 are not on file and file checklist confirms that not available. Valuation for further advance 26th February 2008 also not on file and confirmed by file checklist.
I
899	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	File shows CST BTL campaign calls 4th April 2017 and 11th April 2017.	I
900	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	File notes show CST BTL campaign calls 25th May 2017, 30th May 2017 and 5th June 2017.	I
901	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Valuation for further advance 30th April 2007 not on file and file checklist confirms as not available.	I
902	12 months PH	A	A	A	Information	INFO.04	Reperforming case servicing notes
Account went 2 months in arrears in September 2014. Arrears Admin Fees of 40 were charged in September and October 2014, until the account was brought back up to date. Account fell into 2 months arrears again in January 15, an Arrears Admin Fee of 40 was charged in January and March 2015, with an additional 2.50 Buy to Let Phone charge being applied in April 2015 and an Unpaid Direct Debit charge of 7.50 being charged in February 2015. Direct debits were returned unpaid in July, August and December 2015 and an Unpaid Direct Debit fee of 7.50 was applied to the account for July and August 2015, and a reduced amount of 6.50 applied in December 2015. The account fell 1 month in arrears in January 2016 and a 40 Arrears Admin Fee was applied in January, February, March and April 2016. In addition to this, Unpaid Direct Debit fees were also applied in February, March, April and May 2016. The account was brought up to date in May 2016. . All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
905	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not on file and marked as missing on File Build Checklist.	I
905	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and marked as missing on File Build Checklist.	I
905	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer not on file and marked as missing on File Build Checklist.	I
905	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	CoT not on file and marked as missing on File Build Checklist.	I
907	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign
System notes dated 21st March 2017 and 27th March 2017 state Buy to Let Campaign phone calls were made to the borrower. No successful contact was made and there is no further evidence of any contact regarding this since then.
I
911	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further Advance Valuation missing. File Build checklist states valuation is missing.	I
917	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Telephone call made to Borrower 3rd April 2017 under the heading Buy to Let Campaign to discuss the Borrowers Repayment Plan. As the loan is on a repayment basis no further action was required.	I
919	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and noted as missing on File Build Checklist.	I
920	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC information on file noted as missing on File Build Checklist	I
923	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application form not on file and noted as missing on File Build Checklist.	I
923	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and noted as missing on File Build Checklist.	I
923	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer not on file and noted as missing on File Build Checklist.	I
923	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	COT/Request for funds not on file and noted as missing on File Build Checklist.	I
924	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
Account 2.3 months in historic arrears at April 15 however, although the borrower at the time was making payments of full CMS during the months of April, May, June and July 2015, Arrears Admin Fees of 40 were charged monthly for all of these months. In addition to this, further fees of 54 were charged twice during April 2015 for field agent visits. August 2015 payment was missed and a further Arrears Admin Fee of 40 was charged in August 2015, September 2015 and October 2015. Additional payments were paid in September 2015 and October 2015 which partially cleared the historic arrears. A Solicitors Instruction fee was also charged in September 2015. Legal costs of 456 was charged on 18th November 2015, reversed on 7th May 2016 and re applied to the account on 07th May 2016 for 453. No further fees have been applied to the account. All collections activity appear appropriate and within policy.
I
928	12 months PH	A	B	B	Missing Documents	MISS.24	Valuation Missing - Known	Latest valuation dated 24th July 2007 for 90,000 not in file and file coversheet states that further valuations have not been found.	I
929	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	NO ID documentation on file. Noted as unavailable on the File Build Checklist.	I
931	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report not on file. File Build checklist states no valuation available. Without this document the rental coverage and loan to value at origination cannot be calculated.	I
935	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	System note dated 15th May 2017 states Borrowers contacted to discuss changes but they were already aware of them. The note does not state what the changes are and no further action has been taken.	I
941	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC missing from file and noted on File Build checklist as missing by lender.	I
947	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	NO ID Documentation on file stated as missing on the File Build Checklist	I
953	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No evidence of KYC on file. Lender already aware so not referred.	I
965	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Noted on coversheet that application was known to be missing from the file	I
965	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Noted on coversheet that offer letter was known to be missing from the file	I
965	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Noted on coversheet that certificate of title was known to be missing from the file	I
969	12 months PH	A	B	B	Information	INFO.04	Reperforming case servicing notes
Account went 3 months in arrears in July 2016. An unpaid direct debit fee of 6.50 was applied on 29th July 2016, followed by monthly fees of 40 where no payments were made by the borrowers for August and September 2016 and again in December 2016 and January 2017. The  account was brought fully back up to date in February 2017 as the borrowers had paid the arrears in full at that time. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. A one off fee of 2.50 for Buy to Let Phone Charge was also applied on 30th September 2016. All collections activity appear to be appropriate and within policy.
I
971	12 months PH	B	C	B	Missing Documents	MISS.29	All documents missing - Known	There is ONLY ONE document on the file which is the title registration, data recorded. ALL other documents are missing - checklist indicates this is known so not referred.	I
982	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known
Valuation document for the further advance not on file. Lender was aware of this. Not able to do rental coverage calculation for further advance however based on original rental coverage for new repayment would be 129%
I
1014	12 months PH	A	A	B	Missing Documents	MISS.24	Valuation Missing - Known	The valuation report is missing from file . The Rental Assessment Addendum is present and rental calculation completed	I
1015	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Attempted telephone contact on several occasions during March 2017 concerning BTL campaign . Message left for borrower on 28 March 2017	I
1018	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification or proof of address on file. Known to Lender	I
1024	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	Rental Income not detailed within Valuation Report dated 14 December 2006, in Pack and no side letter confirming the rental seen. Referred to service and confirmed missing	I
1046	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
1047	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification on file. Lender is aware.	I
1056	12 months PH	A	B	B	Missing Documents	MISS.25	KYC Missing - Known	Proof of identification is not on file as confirmed by lender.	I
1057	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known
Know Your Customer documents on file are Nat West bank statement and American Express statement. No signature verification found. Referred to Lender 29th August 2017. Lender has commented back 30th August 2017 that signature verification documents are not part of the agreed list of documents but further checks have been carried out and no other paper or computer file is available.
I
1062	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification on file and not found on ECROS	I
1066	12 months PH	A	A	A	Information	INFO.04	Reperforming case servicing notes
Account went into arrears as of November 2014, which became 6 months in arrears in April 2015. Two Legal fees were charged in July 2015 for 91.20 and 129.00. Arrears Admin Fees of 40 were applied in July, August, September and October 2015. Further legal / professional charges were applied - 79.80 in October 2015, 34.20 in November 2015, 79.80 in February 2016 and 68.40 in December 2016. These fees appeared to cover the cost of Field agent visits, Calling up Notices and Borrower Traces. A further Arrears Admin fee of 40 was applied in August 2016 and an Unpaid Direct Debit charge of 6.50 was applied in June 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
1067	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	No valuation available on file - Lenders aware - data verified to system.	I
1068	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	There are no Know Your Customer copy documents on file and lender checklist confirms that documents not available.	I
1075	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and noted as missing on File Build Checklist. However passport provided on file for the related account 1970888.	I
1080	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No documents on file and known by Lender. ECROS system has been checked by lender.	I
1081	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
1082	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification on file. Lender aware. Lender has checked ECROS system.	I
1083	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Borrower contacted 23rd March 2017. Borrower not interested.	I
1084	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification on file and not found on ECROS	I
1092	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	System notes confirm that the lender has tried to contact the borrower as part of the BTL campaign. Lender has been unable to contact the borrower.	I
1098	12 months PH	A	B	A	Missing Documents	MISS.27	Evidence of Income missing - Known	Valuation report does not include rental income. No further documentation on file confirming rental income.	I
1100	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents on file. File checklist confirms that not available.	I
1113	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification on file. Lender aware. Lender has checked ECROS system.	I
1116	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Documents missing lender aware.	I
1119	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	System note dated 4th May 2017 regarding BTL Campaign. Overpayments and conversion discussed however borrower looking to leave the account on interest only.	I
1122	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC document missing. Not on file.	I
1129	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	System notes confirm that borrower has been contacted as part of the BTL campaign.	I
1132	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	System notes confirm that the borrower has been contacted as part of the BTL campaign.	I
1134	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC documents for Borrower 1 2 and 3 not seen on file. Known to lender.	I
1153	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation Report not seen on file. Known to lender	I
1153	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application Form not seen on filer. Known to lender	I
1153	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents seen on file. Known to Lender	I
1153	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	No evidence of income seen on file. Valuation report and documents missing. Known to lender.	I
1153	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer Letter not seen on filer. Known to Lender	I
1153	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	COT Missing. Known to Lender.	I
1153	12 months PH	A	A	A	Missing Documents	MISS.29	All documents missing - Known	All documents missing from file. Proof of Title only seen on file	I
1154	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Further Advance valuation report not seen on file or data. Known to Lender. Unable to calculate Further Advance Rental Income and Coverage.	I
1164	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents seen on file. Lender aware.	I
1167	12 months PH	A	A	A	Information	INFO.04	Reperforming case servicing notes
Account 2 months in historic arrears at July 14 however, although the borrower at the time was making payments of full CMS during the months of August, September and October 2014, Arrears Admin Fees of 40 were charged monthly for all of these months. A refund of 40 Arrears Admin Fee was applied in September 2014 following a complaint from the borrower as the lender had given the borrower incorrect information with regards to their arrears profile. In November 2015, the account fell 2 months in arrears and Further Arrears Admin Fees were applied again in November, December 2015 and January 2016. Borrower missed payments in October, November and December 2015 and made overpayments in January 2016 which left a small arrears balance of 0.25. No further charges were applied to the account.
I
1172	12 months PH	A	B	B	Missing Documents	MISS.27	Evidence of Income missing - Known	Rental income not shown on valuation dated 29th June 2007 and file checklist confirms not available.	I
1176	12 months PH	A	C	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
1179	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	There are 3 recorded attempts to contact the borrower in May 2017 in relation to a Buy to Let Campaign, voicemail messages left, no response since.	I
1182	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application Form not on file, known by lender.	I
1182	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	ID or proof of identity not on file, known by lender.	I
1182	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation not on file, known by lender.	I
1196	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Documents for further advance dated 31st January 2008 not on file and file checklist confirms that not available.	I
1202	12 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	Application form missing from file, known by lender	I
1202	12 months PH	A	A	B	Missing Documents	MISS.24	Valuation Missing - Known	Valuation report missing from file, known by lender	I
1202	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
Historic arrears on account cleared in November 2015. Arrears went up to 35 months. No litigation action was taken as the borrowers appeared to be cooperating with the lender and attending meetings. No further notes available on lender system. Arrears Admin Fee of 40 was applied to the account for every month the account was in arrears, until it was cleared in full in November 2015. No arrears on account in the last 12 months. Direct debit returned unpaid in May 2017 and paid in June 2017. System currently does not show any Unpaid Direct Debit Fees being charged however, this may still be charged at a later date and when the system is updated.  All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
1218	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Mo KYC documents found on file. referred to servicer and confirmed missing	I
1224	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Borrower 2 Know Your Client document is not on file and file checklist confirms not available.	I
1229	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No customer verification for borrower 2 on file.	I
1231	12 months PH	A	A	A	Information	INFO.04	Reperforming case servicing notes
Account went 1 month in arrears in July 2015. Monthly Arrears Admin Fees of 40 were applied from July 2015 through to February 2016 inclusive, until the account was brought back up to date. Unpaid Direct Debit Fees of 7.50 were charged in July 2015 and November 2015 and a slightly reduced fee of 6.50 was applied in December 2015 where the direct debits were returned unpaid. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. All collections activity appear to be appropriate and within policy.
I
1235	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	COT not found on file referred to servicer confirmed missing	I
1235	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application Form is missing and acknowledged by lender	I
1235	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No proof of identity is contained within the file . This has been acknowledged by the lender	I
1235	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	No Offer document is contained within the file . This has been acknowledged by the lender	I
1241	12 months PH	B	A	B	Information	INFO.04	Reperforming case servicing notes
Account went 1 month in arrears in February 2015 and a Monthly Arrears Admin Fee of 40 was applied in March 2015. The arrears were cleared the following month in March when the borrower made a double payment. Account fell into arrears again by 1 month in December 2015 and monthly Arrears Admin Fees of 40 were applied in January and February 2016 until the arrears were cleared in full in February 2016. System notes confirm that Field Agent visits took place after the borrower had cleared the arrears and fees of 54 and 66 were applied on 17th March 2016.
I
1256	12 months PH	A	B	A	Information	INFO.07	BTL Market Change Campaign	BTL dialler campaign noted 28 April 2017.	I
1257	12 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	Application Form not seen on file. Lender aware.	I
1257	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	KYC documents not seen on file. Lender aware.	I
1257	12 months PH	A	A	B	Missing Documents	MISS.22	Offer Missing - Known	Offer letter not seen on file. Lender aware.	I
1257	12 months PH	A	A	B	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of Title not seen on file. Lender aware.	I
1257	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account went in to arrears in February 2016 and March 2016 when both payments were missed resulting in two months arrears. Monthly arrears admin fees of 40.00 pounds were applied to the account from March 2016 to July 2016 inclusive when the arrears were cleared in full. August 2016 and September 2016 were both paid late. October 2016 was missed and November was paid late in December when the Direct Debit was represented. Monthly arrears admin fees of 40.00 pounds were applied to the account from September 2016 to December 2016 inclusive when the arrears were cleared in full by card payment. Since December all payments with the exception of February 2017 which was collected late the following month when the Direct Debit was represented have been collected on time with no issues. Unpaid direct debit charges of 6.50 were applied to the account in March and April 2016, August 2016 to November 2016 and in March 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
1268	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone in May 2017. No response to calls, messages were left on voicemail facility.	I
1274	12 months PH	A	A	B	Information	INFO.08	LPA Receiver Instructed
LPA Receiver Instructed on connected accounts and this note is for information as all accounts are subject to these terms as noted on LPA start date 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name.   this decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds. However there is no evidence that these have been signed and deposited with Lender.  Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 2364.76 agreed to be converted to capital repayment stated in note of 11 November 2013
I
1279	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	As per Build Checklist, Borrowers 1 Identification Document verified online and Borrowers 2 proof of identity is not on file, known by lender.	I
1281	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
1281	12 months PH	A	A	A	Missing Documents	MISS.21	Application Missing - Known	Application missing for loan of 54,250 drawn on the 14th December 2007.	I
1281	12 months PH	A	A	A	Missing Documents	MISS.22	Offer Missing - Known	Offer missing for loan of 54,250 plus 828 product fee drawn on the 14th December 2007.	I
1281	12 months PH	A	A	A	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	Certificate of Title and Request for Funds not seen.	I
1282	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	As per Build Checklist, Borrowers Identification Document verified online.	I
1288	12 months PH	A	A	A	Missing Documents	MISS.38	Other Document - Known	No offer or quote seen for rate switches dated 15th April 2009 and 16th February 2010.	I
1289	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone on the 27th April and the 5th May 2017. No response to calls, messages were left on voicemail facility.	I
1295	12 months PH	A	C	A	Missing Documents	MISS.27	Evidence of Income missing - Known	There is no rental income assessment on file. The valuation held does not show rental income.	I
1297	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	As per Build Checklist, Borrowers Identification Document verified online.	I
1299	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone in December 2016. No response to calls, messages were left on voicemail facility.	I
1304	12 months PH	A	A	A	Information	INFO.07	BTL Market Change Campaign	Buy to Let Campaign. Notes indicate the borrower was contacted by telephone in April 2017. Outcome not recorded.	I
1306	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC documents seen on file. Lender aware.	I
1319	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known
Valuation dated 1st February 2008 is missing from the file, known by Lender. Valuation details taken from system. There was a valuation found on Valuation Exchange for the property dated 17th May 2004. This was on file and using the rental income stated the rental coverage was 111% which is within criteria as the Borrower was an experienced landlord.
I
1320	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account went into arrears in June 2015 which became 9 months in February 2016 before a card payment of 1,000 pounds was made to reduce the arrears. The arrears continued on the account until April 2016 before being cleared by card payment in May 16. A reduced payment was then made towards the May 2016 monthly instalment and no payments were made in June and July 2016 with a late payment being made in August 2016 which cleared the arrears in full and also paid the August instalment. Since then all payments have been made when due apart from the April 17 payment that was paid late in May 17. Payments from May onwards have been made on time and are being paid by Direct Debit. An arrears admin fee of 40.00 pounds was applied to the account every month from June 2015 to May 2016 inclusive and again in July and August 2016 and May 2017. Unpaid Direct Debit fees of 7.50 were applied to the account July 15 to Sep 15 inclusive and again in April and May 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
I
1332	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No identification or proof of address documents on file. Known to Lender.	I
1334	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Valuation document missing from file. Known to Lender. Any security details verified were from system only.	I
1334	12 months PH	A	A	A	Missing Documents	MISS.27	Evidence of Income missing - Known	No valuation document on file and no other evidence provided for rental income. Known to Lender. Not possible to calculate rental coverage.	I
1336	12 months PH	A	A	A	Missing Documents	MISS.33	Further advance documents missing - Known	Further advance valuation document is missing. Known to Lender. Not possible to calculate further advance rental coverage.	I
1346	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account went in to arrears in December 2015 with no payments being until March 2015 when the arrears were cleared in full by card payment. June and July 2016 were then missed and a Field Agent was instructed to visit where an arrangement to pay was reached with the borrower to clear the arrears. The Field agent established that the arrears were due to the property being empty. New tenants were being sought but the borrower was confident he could clear the arrears as soon as a new tenant was found. The arrears were eventually cleared in December 2016 and since then all payments have been made on time by Direct Debit with no further issues. Arrears Admin Fees of 40 were applied in December 2015, January 2016, February 2016 and again in July2016 and August 2016. An unpaid Direct fee was charged to the account in December 2015. Field Agents fees of 54.00 were charged to the account on 20th September 2016 and 7th June 2016. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
1347	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	No identification documents or proof of address located on file. Known to Lender.	I
1350	12 months PH	A	A	B	Information	INFO.04	Reperforming case servicing notes
The account has been in and out of arrears historically for several years. System notes state that the Borrower is self-employed and the arrears have been caused by a lack of income due to a slowdown in work when the borrower used the rental income to live off. The account was up to date as of February 2016  and went into arrears in March 2016, which became 5 months in arrears in July 2016. Arrears Admin Fees of 40 were applied in April, May, June, July, August, September and October 2016 while the arrears were brought up to date. An Unpaid Direct Debit charge of 6.50 was applied in March 2016, January 2017, March 2017 and May 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
I
1353	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	No KYC information on file and noted on File Build Checklist as not available.	I
1371	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen in this file but two of the three borrowers have another account where proof of identity is in their file.	I
1373	12 months PH	A	A	A	Missing Documents	MISS.25	KYC Missing - Known	KYC not on file and noted on File Build Checklist as missing.	I
1374	12 months PH	A	A	B	Missing Documents	MISS.24	Valuation Missing - Known
Valuation report on file but is not complete. The final page containing the date of valuation, rental assessment and valuers signature and qualifications is missing. Referred to servicer and confirmed missing
I
1380	12 months PH	A	A	A	Missing Documents	MISS.24	Valuation Missing - Known	Last page of valuation report containing date of valuation and valuers signature and qualifications missing. Referred to servicer no further copy available	I
1382	12 months PH	A	A	B	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No CoT on file. Noted as missing on File Build Checklist	I
1382	12 months PH	A	A	B	Missing Documents	MISS.21	Application Missing - Known	No Application form on file. Noted as missing on File Build Checklist.	I
1382	12 months PH	A	A	B	Missing Documents	MISS.25	KYC Missing - Known	No KYC on file. Noted as missing on File Build Checklist.	I
1382	12 months PH	A	A	B	Missing Documents	MISS.22	Offer Missing - Known	No Offer on file. Noted as missing on File Build Checklist.	I
1399	12 months PH	A	B	A	Information	INFO.11	Loan Part Redeemed	Sub-account (ground rent) redeemed in full 24 March 2016.	I
1403	12 months PH	A	B	A	Information	INFO.11	Loan Part Redeemed	Sub-account 2 (CER 1404)redeemed in October 2013.	I
1427	12 months PH	A	B	A	Missing Documents	MISS.25	KYC Missing - Known	Proof of identity not seen.	I
1434	12 months PH	A	B	B	Information	INFO.11	Loan Part Redeemed	Sub account 3 (CER 1436) already redeemed.	I
1437	12 months PH	A	B	A	Missing Documents	MISS.33	Further advance documents missing - Known	Offer letter for the further advance in August 2007 is missing - known by Lender. The further advance valuation is on file	I
1449	12 months PH	A	B	B	Information	INFO.11	Loan Part Redeemed	Sub account 3 (CER 1451) already redeemed.	I
1459	12 months PH	A	B	B	Information	INFO.07	BTL Market Change Campaign	Lender tried to contact borrower in March 2017 in order to offer a BTL campaign however it was inconvenient time for her. No further information in system.	I
1485	12 months PH	A	B	B	Missing Documents	MISS.21	Application Missing - Known	No application form on file - known issue.	I
1485	12 months PH	A	B	B	Missing Documents	MISS.25	KYC Missing - Known	No KYC documentation available	I
1485	12 months PH	A	B	B	Missing Documents	MISS.27	Evidence of Income missing - Known	No evidence of rental income on file	I
1485	12 months PH	A	B	B	Missing Documents	MISS.22	Offer Missing - Known	No original offer on file	I
1485	12 months PH	A	B	B	Missing Documents	MISS.28	CoT Missing / Request for funds - Known	No CoT available	I
1485	12 months PH	A	B	B	Missing Documents	MISS.24	Valuation Missing - Known	No valuation available on file - data verified to system.	I
1485	12 months PH	A	B	B	Information	INFO.04	Reperforming case servicing notes
Account went  1 month in arrears in September 2015. Monthly Arrears Admin Fees of 40 were applied from October 2015 through to January 2016 inclusive, until the account was brought back up to date. Account fell 1 month in arrears again in May 2016 and the Arrears Admin Fee was applied again monthly through to October 2016 when the arrears were cleared again. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. All collections activity appear to be appropriate and within policy.
I

Project Durham September 2017	Exception Report Selected Sample Pool B

CER Reference	Sub-Pool	Exception Category	Exception Code	Exception Description	Exception Comments
Servicing - 2	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	DDs due in Jul and Aug16 were recalled. After this DD was cancelled and borrower is currently paying by bank payment.
Servicing - 2	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	Last successful contact with borrower made in 2015. Unable to confirm the reason for arrears.
Servicing - 13	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	Erratic payment. January, February, March and April 2017 payments not met until May 2017.
Servicing - 13	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	Borrower not responding and RFA not established. Arrears cleared.
Servicing - 16	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	System notes do not disclose the reason for arrears.
Servicing - 17	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating
Commercial Buy to Let and this Loan forms part of a portfolio. Borrower has refused to make payments and claims the mortgage is not valid and has taken the Lender to Court however the Court has rejected the borrowers claims. Currently the Lender is taking Litigation Action to recover the property.

Servicing - 20	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	DDs due on March and April 2017 were recalled.
Servicing - 29	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating	Late payer, refusing to talk to the FA and the servicer.
Servicing - 29	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	Reason for arrears could not be disclosed, as borrower refuses to talk to the servicer of the field agents.
Servicing - 33	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	DD due from January to June 2017 were recalled. Some payments made by LPA in May 2017.
Servicing - 46	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	DDs due in September and October 2016 were recalled.
Servicing - 47	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	Direct debit due in Aug16 was recalled.
Servicing - 48	1a. Current Arrears	Current Arrears - General Servicing	SERV.04	Charging of sundry fees not correctly undertaken
Borrower deceased May16, lender advised of death in Jun16 when arrears started, no arrears fee charge for June but fee charge for 30 of July and every month onwards. It should be 3 months grace period according to policy following the advised of death.

Servicing - 49	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	System confirm reason for arrears is unknown.
Servicing - 53	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating	Erratic payer, non payments made since June 2017 after he confirmed no future payment issues expected.
Servicing - 55	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating
BTL property, second borrower living at the security with no consent obtained and first borrower making the payments. Borrower usually does not respond to servicers calls and when does, states has no payment issues

Servicing - 56	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	Mar17 was paid in Apr17, 40 fee was charged on 31Mar17.
Servicing - 58	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	DD due in May17 was recalled. DD cancelled afterwards by borrower, as borrowers spouse ill and funds not available in the bank account.
Servicing - 59	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	October 2016 and February 2016 instalment were paid 2 and 1 months late.
Servicing - 59	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	System notes do not disclose the reason for arrears.
Servicing - 62	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating	Borrower is one month in arrears since 2011. Many contact attempts made, field agents sent to the property, where borrowers family is living, however arrears not cleared as of the review date.
Servicing - 62	1a. Current Arrears	Current Arrears - Collections	COLL.11	Reason for arrears not established	System confirm reason for arrears is unknown.
Servicing - 63	1a. Current Arrears	Current Arrears - Collections	COLL.01	Borrower(s) not co-operating	Lender had lot of difficulties tracing the Borrower.
Servicing - 68	1a. Current Arrears	Current Arrears - Collections	COLL.07	Direct Debit recalls in last 12 months	Direct debits due in Jul, Oct and Dec16 and Jan, Mar and Jun17 were recalled and paid late by card or bank payment.
Servicing - 82	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
January 2017 - into possession. May 2017 - sent to auction with guide price of 55k. (Delay to market due to various title issues)May 2017 - Offer of 76k received and accepted.
August 2017 - account redeemed with shortfall of 28k - hence potential professional negligence claim being investigated.

Servicing - 85	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
January 2017 - in to possession. February 2017 - put on market with asking price of 38k.February 2017 - offer of 40k received but withdrawn. March 2017 - offer of 43.5k received and accepted. May 2017 -  account redeemed with loss of 96k.

Servicing - 87	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall	February 2017 - taken into possession. February 2017 - on the market at 50k.August 2017 - property sold for 38k and account redeemed with 27k shortfall.
Servicing - 88	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
February 2017 - into possession. February 2017 - Property on market at 50k.May 2017 - offer of 43k - buyer withdrew. July 2017 - Offer of 40k withdrawn. August 2017 - going to auction September 2017 -but offer of 38k received - guide price 30k.Potential shortfall of 25k+.

Servicing - 89	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
January 2017 - Property in possession. February 2017 - Property on market at 38k.Straight to auction with guide price of 38k.Property steed as subject to squatters. April 2017 - sold for 30k with estimated shortfall of 24k.

Servicing - 90	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall	October 2016 - into possession. October 2016 - on market at 90k.February 2017 - offer of 86.5k accepted. April 2017 - Sale completed with a potential shortfall of 34k
Servicing - 91	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
March 2017 - in possession. April 2017 - on market with asking price of 120k.May 2017 - reduced to 102k.June 2017 - reduced to 99k and 100k offer accepted. July 2017 - Sale completed with shortfall of 37k.

Servicing - 92	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall	March 2017 - Into Possession. June 2017 - Offer of 78k accepted. June 2017 - sale completed with estimated 41k shortfall.
Servicing - 93	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall	September 2016 - in possession. September 2016 - on market at 80k.January 2017 - reduced to 75k.February 2017 - reduced to 70k.March 2017 - sent to auction and sold for 58k with shortfall of 23.5k.
Servicing - 95	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
November 2016 - into possession. January 2017 - on market with asking price of 85k.March 2017 - offer of 78k withdrawn. March 2017 - offer of 80k accepted. April 2017 -  sale completed with shortfall of 51k.

Servicing - 96	2a.Possession	Possession & Sales	POSS.04	Potential Shortfall
September 2016 - into possession. November 2016 - on market at 83k.Delay due to poor state of property and removal of chattels. March 2017 - offer of 67k accepted. April 2017 - sale completed with shortfall of 18k.

Servicing - 160	5a. Term Date approaching before 31st December 2017	Term	TERM.01	Term date approaching account not correctly managed
12 and 6 month letters not seen. Borrower has been in touch with Servicer. Referred to Servicer for missing documents who confirmed this account had been administered by another servicer and recently taken over by current servicer and hence letters not available to view on current Servicers system.

Servicing - 165	6a. Deceased	Deceased	DEC.01	All actions in relation to deceased borrower not timely and appropriately conducted
File note 7June2017, a decision has been made to allow the mortgage term to end before the full balance will have been repaid. The mortgage term remaining was 1 year and 4 months therefore, it was expected that the balance would have been repaid in that time. This was due to the Executor not being made aware when the borrower died in 2008 that the balance needed to be repaid within 12 months from the date of death. Further file notes suggest that this was agreed by the Legal Department which is outside their mandate. File note 23June2017, it has been authorised to honour what had been advised by CASL to Executor by Customer Relations without obtaining the mandated approval. The death breach will not be enforced, CMS must be maintained and account must be repaid at term end. An operational risk event was logged for the decision outside of mandate, CASL provide advice not credit risk decisions.

Servicing - 179	6a. Deceased	Deceased	DEC.01	All actions in relation to deceased borrower not timely and appropriately conducted
Letter sent to borrowers solicitor on 24Mar09 confirmed no transfer of equity to inheritors could be considered and required the account to be cancelled within 12 months. Account is still active and performing. No evidence of activity from 2009 until Mar17 when formal demand was sent. Decision form for approval to instruct a LPAR was submitted in Apr17 and re-submitted on 11Aug17 as no respond to the request was received.

Servicing - 202	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a 81k shortfall.
Servicing - 204	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 41,738.59.
Servicing - 208	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Account closed with a shortfall of 23874.25.
Servicing - 209	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 33,391.78.
Servicing - 210	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 35,172.18.
Servicing - 211	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 15,435.56.
Servicing - 212	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 20,127.06.
Servicing - 213	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 68,600.54.
Servicing - 214	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property with a shortfall of 41612.81.
Servicing - 215	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 115,772.22.
Servicing - 216	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 44,867.50.
Servicing - 217	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	Property sold with a shortfall of 38,167.34.
Servicing - 218	Forced sales	Possession & Sales	POSS.12	Actual Shortfall	145069.34 loss and borrower is bankrupt. Hence, recovery is unlikely.
Servicing - 260	Complaints	Complaints	COMP.99	Other Complaints issue	Unclear rationale provided for redress of 100 following initial FRL stating no redress